UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-07923

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

                  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA
                              CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2006

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
LARGE CAP VALUE EQUITY FUND

DESCRIPTION                                        SHARES          VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK [97.2%]

   AEROSPACE & DEFENSE [3.0%]
   Honeywell International                           21,200       $         790
   Lockheed Martin                                    9,800                 624
   Northrop Grumman                                   6,200                 373
   Raytheon                                           3,700                 148
   United Technologies                               17,500                 978
   -----------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                              2,913
   =============================================================================

   AIR FREIGHT & LOGISTICS [0.4%]
   FedEx                                              2,200                 227
   Ryder System                                       4,800                 197
   -----------------------------------------------------------------------------
   TOTAL AIR FREIGHT & LOGISTICS                                            424
   =============================================================================

   AUTO COMPONENTS [0.5%]
   Johnson Controls                                   6,800                 496
   =============================================================================

   AUTOMOBILES [0.3%]
   General Motors                                    14,000                 272
   =============================================================================

   BANKS [10.7%]
   Bank of America                                   71,574               3,303
   BB&T                                              14,100                 591
   Comerica                                           7,100                 403
   Keycorp                                           10,400                 342
   National City                                     16,100                 541
   PNC Financial Services Group                       6,800                 420
   SunTrust Banks                                     6,300                 458
   Wachovia                                          35,700               1,887
   Wells Fargo                                       36,730               2,308
   -----------------------------------------------------------------------------
   TOTAL BANKS                                                           10,253
   =============================================================================

   BEVERAGES [0.2%]
   Coca-Cola Enterprises                             12,100                 232
   =============================================================================

   BIOTECHNOLOGY [0.4%]
   Applera - Applied Biosystems Group                12,800                 340
   =============================================================================

   BUSINESS SERVICES [0.2%]
   First Data                                         5,500                 237
   =============================================================================

   CAPITAL MARKETS [7.7%]
   Bank of New York                                  29,800                 949

DESCRIPTION                                        SHARES          VALUE (000)
--------------------------------------------------------------------------------
   Goldman Sachs Group                               11,200       $       1,431
   Lehman Brothers Holdings                           7,500                 961
   Mellon Financial                                  11,800                 404
   Merrill Lynch                                     21,800               1,477
   Morgan Stanley                                    27,000               1,532
   State Street                                      10,500                 582
   -----------------------------------------------------------------------------
   TOTAL CAPITAL MARKETS                                                  7,336
   =============================================================================

   CHEMICAL [3.1%]
   Air Products & Chemicals                           5,500                 326
   Dow Chemical                                      25,700               1,126
   EI Du Pont de Nemours                             22,100                 939
   PPG Industries                                     9,900                 573
   -----------------------------------------------------------------------------
   TOTAL CHEMICAL                                                         2,964
   =============================================================================

   COMMERCIAL SERVICES & SUPPLIES [0.1%]
   CCE Spinco*                                        1,013                  13
   Cendant                                            5,800                 100
   -----------------------------------------------------------------------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                     113
   =============================================================================

   COMMUNICATIONS EQUIPMENT [1.5%]
   Corning *                                         22,400                 440
   Motorola                                          10,000                 226
   Nokia ADR                                         27,000                 494
   Tellabs *                                         23,800                 260
   -----------------------------------------------------------------------------
   TOTAL COMMUNICATIONS EQUIPMENT                                         1,420
   =============================================================================

   COMPUTERS & PERIPHERALS [2.5%]
   Hewlett-Packard                                   68,700               1,967
   IBM                                                5,300                 436
   -----------------------------------------------------------------------------
   TOTAL COMPUTERS & PERIPHERALS                                          2,403
   =============================================================================

   CONSUMER FINANCE [0.8%]
   Capital One Financial                              3,000                 259
   MBNA                                              19,210                 522
   -----------------------------------------------------------------------------
   TOTAL CONSUMER FINANCE                                                   781
   =============================================================================

   DIVERSIFIED FINANCIAL SERVICES [4.1%]
   CIT Group                                          7,400                 383
   Citigroup                                         67,786               3,290
   JPMorgan Chase                                     5,800                 230
   -----------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                                   3,903
   =============================================================================

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
LARGE CAP VALUE EQUITY FUND

DESCRIPTION                                        SHARES          VALUE (000)
--------------------------------------------------------------------------------
   DIVERSIFIED TELECOMMUNICATION SERVICES [2.5%]
   Alltel                                             4,200       $         265
   CenturyTel                                         7,300                 242
   Verizon Communications                            62,009               1,868
   -----------------------------------------------------------------------------
   TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                           2,375
   =============================================================================

   DRUGS [1.4%]
   Abbott Laboratories                               16,000                 631
   Bristol-Myers Squibb                              29,400                 675
   -----------------------------------------------------------------------------
   TOTAL DRUGS                                                            1,306
   =============================================================================

   ELECTRIC UTILITIES [4.2%]
   Edison International                              13,900                 606
   Entergy                                            3,500                 240
   Exelon                                             4,500                 239
   FirstEnergy                                       15,700                 769
   FPL Group                                         17,300                 719
   PG&E                                              19,600                 727
   PPL                                               22,700                 668
   -----------------------------------------------------------------------------
   TOTAL ELECTRIC UTILITIES                                               3,968
   =============================================================================

   ELECTRONIC EQUIPMENT & INSTRUMENTS [0.4%]
   Jabil Circuit *                                    9,100                 338
   =============================================================================

   FOOD & STAPLES RETAILING [2.0%]
   Costco Wholesale                                   3,700                 183
   CVS                                               10,400                 275
   Kroger *                                          19,300                 364
   McDonald's                                        14,200                 479
   Safeway                                           16,000                 378
   Supervalu                                          8,000                 260
   -----------------------------------------------------------------------------
   TOTAL FOOD & STAPLES RETAILING                                         1,939
   =============================================================================

   FOOD PRODUCTS [2.0%]
   Archer-Daniels-Midland                            16,900                 417
   Coca-Cola                                         27,100               1,092
   Sara Lee                                          20,900                 395
   -----------------------------------------------------------------------------
   TOTAL FOOD PRODUCTS                                                    1,904
   =============================================================================

   HEALTH CARE EQUIPMENT & SUPPLIES [0.2%]
   PerkinElmer                                        7,500                 177
   =============================================================================

DESCRIPTION                                        SHARES          VALUE (000)
--------------------------------------------------------------------------------
   HEALTH CARE PROVIDERS & SERVICES [1.8%]
   Aetna                                              7,200       $         679
   Cigna                                              4,500                 503
   HCA                                               10,300                 520
   -----------------------------------------------------------------------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                                 1,702
   =============================================================================

   HOTELS RESTAURANTS & LEISURE [0.3%]
   Marriott International                             4,200                 281
   =============================================================================

   HOUSEHOLD DURABLES [1.7%]
   Alberto-Culver                                    10,500                 480
   Fortune Brands                                     2,600                 203
   KB Home                                            4,600                 334
   Mattel                                            18,500                 293
   Newell Rubbermaid                                 11,800                 281
   -----------------------------------------------------------------------------
   TOTAL HOUSEHOLD DURABLES                                               1,591
   =============================================================================

   INDEPENDENT POWER PRODUCER/ENERGY TRADER [0.2%]
   Constellation Energy Group                         3,900                 225
   =============================================================================

   INDUSTRIAL CONGLOMERATES [3.5%]
   General Electric                                  52,500               1,840
   Textron                                            3,000                 231
   Tyco International                                45,600               1,316
   -----------------------------------------------------------------------------
   TOTAL INDUSTRIAL CONGLOMERATES                                         3,387
   =============================================================================

   INSURANCE [7.7%]
   ACE ADR                                           13,000                 695
   Aflac                                              4,400                 204
   Allstate                                          10,500                 568
   American International Group                      25,100               1,713
   Chubb                                              8,300                 811
   Hartford Financial Services Group                  9,400                 807
   Lincoln National                                   6,400                 339
   Progressive                                        1,600                 187
   Prudential Financial                               9,700                 710
   St Paul Travelers                                 20,200                 902
   Torchmark                                          6,800                 378
   -----------------------------------------------------------------------------
   TOTAL INSURANCE                                                        7,314
   =============================================================================

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
LARGE CAP VALUE EQUITY FUND

DESCRIPTION                                        SHARES          VALUE (000)
--------------------------------------------------------------------------------
   IT SERVICES [0.8%]
   Affiliated Computer Services,
      Cl A *                                          8,000       $         474
   Electronic Data Systems                           13,900                 334
   -----------------------------------------------------------------------------
   TOTAL IT SERVICES                                                        808
   =============================================================================

   LEISURE EQUIPMENT & PRODUCTS [0.3%]
   Brunswick                                          6,500                 264
   =============================================================================

   MACHINERY [2.5%]
   Caterpillar                                       11,500                 664
   Cummins                                            3,700                 332
   Danaher                                            7,000                 391
   Deere                                              7,400                 504
   Ingersoll-Rand, Cl A                              11,800                 476
   -----------------------------------------------------------------------------
   TOTAL MACHINERY                                                        2,367
   =============================================================================

   MEDIA [4.8%]
   Clear Channel Communications                       8,100                 255
   Comcast, Cl A *                                   34,800                 903
   News Corp., Cl A                                  25,000                 389
   Time Warner                                       50,800                 886
   Viacom, Cl B                                      29,300                 955
   Walt Disney                                       51,600               1,237
   -----------------------------------------------------------------------------
   TOTAL MEDIA                                                            4,625
   =============================================================================

   METALS & MINING [0.8%]
   Alcoa                                             12,300                 364
   Phelps Dodge                                       2,600                 374
   -----------------------------------------------------------------------------
   TOTAL METALS & MINING                                                    738
   =============================================================================

   MULTI-UTILITIES [1.3%]
   Dominion Resources                                11,700                 903
   Sempra Energy                                      8,600                 386
   -----------------------------------------------------------------------------
   TOTAL MULTI-UTILITIES                                                  1,289
   =============================================================================

   MULTILINE RETAIL [0.9%]
   Federated Department Stores                        5,875                 389
   JC Penney                                          8,000                 445
   -----------------------------------------------------------------------------
   TOTAL MULTILINE RETAIL                                                   834
   =============================================================================

DESCRIPTION                                        SHARES          VALUE (000)
--------------------------------------------------------------------------------
   OFFICE ELECTRONICS [0.7%]
   Xerox *                                           43,500       $         637
   =============================================================================

   OIL & GAS [8.0%]
   Amerada Hess                                       2,600                 330
   Anadarko Petroleum                                 1,700                 161
   ChevronTexaco                                     28,040               1,592
   ConocoPhillips                                    27,980               1,628
   Devon Energy                                       2,200                 137
   Exxon Mobil                                       37,600               2,112
   Marathon Oil                                      14,800                 902
   Occidental Petroleum                               9,200                 735
   -----------------------------------------------------------------------------
   TOTAL OIL & GAS                                                        7,597
   =============================================================================

   PAPER & FOREST PRODUCTS [0.9%]
   MeadWestvaco                                       9,500                 266
   Weyerhaeuser                                       9,200                 611
   -----------------------------------------------------------------------------
   TOTAL PAPER & FOREST PRODUCTS                                            877
   =============================================================================

   PHARMACEUTICALS [1.4%]
   Pfizer                                            56,000               1,306
   =============================================================================

   PRINTING & PUBLISHING [0.6%]
   RR Donnelley & Sons                               18,000                 616
   =============================================================================

   ROAD & RAIL [2.7%]
   Burlington Northern Santa Fe                       8,900                 630
   CSX                                               12,600                 640
   Norfolk Southern                                  17,800                 798
   Union Pacific                                      5,900                 475
   -----------------------------------------------------------------------------
   TOTAL ROAD & RAIL                                                      2,543
   =============================================================================

   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT [1.8%]
   Applied Materials                                 15,700                 282
   Freescale Semiconductor *                         13,000                 327
   Intel                                             29,650                 740
   Texas Instruments                                 11,000                 353
   -----------------------------------------------------------------------------
   TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                         1,702
   =============================================================================

   SPECIALTY RETAIL [0.3%]
   Staples                                           11,250                 255
   =============================================================================

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
LARGE CAP VALUE EQUITY FUND

DESCRIPTION                                        SHARES          VALUE (000)
--------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS [2.7%]
   AT&T                                              55,200       $       1,352
   BellSouth                                         45,900               1,244
   -----------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  2,596
   =============================================================================

   TEXTILES, APPAREL & LUXURY GOODS [0.6%]
   Jones Apparel Group                               11,200                 344
   Liz Claiborne                                      5,500                 197
   -----------------------------------------------------------------------------
   TOTAL TEXTILES, APPAREL & LUXURY GOODS                                   541
   =============================================================================

   THRIFTS & MORTGAGE FINANCE [1.6%]
   Golden West Financial                              6,600                 435
   Washington Mutual                                 26,200               1,140
   -----------------------------------------------------------------------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                       1,575
   =============================================================================

   TRANSPORTATION SERVICES [0.5%]
   United Parcel Service, Cl B                        6,600                 496
   =============================================================================

   WIRELESS TELECOMMUNICATION SERVICES [0.6%]
   Sprint-FON Group                                  24,300                 568
   =============================================================================

      TOTAL COMMON STOCK
        (Cost $81,908)                                                   92,828
      ==========================================================================

CASH EQUIVALENTS [2.8%]

   Fidelity Institutional Domestic
      Money Market Portfolio, Cl I
      4.150%**                                    1,837,169               1,837
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl I
      4.200%**                                      831,949                 832
   -----------------------------------------------------------------------------
      TOTAL CASH EQUIVALENTS
        (Cost $2,669)                                                     2,669
      ==========================================================================

      TOTAL INVESTMENTS [100.0%]
        (Cost $84,577) +                                          $      95,497
      ==========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $95,478 (000'S).

 *    NON-INCOME PRODUCING SECURITY

**    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2005.

 + AT DECEMBER 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $84,577 (000'S), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $12,042 (000'S) AND ($1,122) (000'S), RESPECTIVELY.

ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
LARGE CAP GROWTH EQUITY FUND

DESCRIPTION                                         SHARES          VALUE (000)
--------------------------------------------------------------------------------
 COMMON STOCK [97.1%]

   AEROSPACE & DEFENSE [0.4%]
   L-3 Communications Holdings                        2,500         $       186
   =============================================================================

   AIR FREIGHT & LOGISTICS [1.4%]
   United Parcel Service, Cl B                        8,700                 654
   =============================================================================

   BANKS [1.4%]
   Golden West Financial                              5,300                 350
   State Street                                       5,400                 299
   -----------------------------------------------------------------------------
   TOTAL BANKS                                                              649
   =============================================================================

   BEVERAGES [3.1%]
   Anheuser-Busch                                     5,800                 249
   Coca-Cola                                          9,800                 395
   Pepsi Bottling Group                               5,700                 163
   PepsiCo                                            9,900                 585
   -----------------------------------------------------------------------------
   TOTAL BEVERAGES                                                        1,392
   =============================================================================

   BIOTECHNOLOGY [4.1%]
   Amgen *                                           12,800               1,009
   Genzyme-General Division *                         4,900                 347
   Gilead Sciences *                                  9,100                 479
   -----------------------------------------------------------------------------
   TOTAL BIOTECHNOLOGY                                                    1,835
   =============================================================================

   BUILDING PRODUCTS [0.2%]
   American Standard                                  2,700                 108
   =============================================================================

   CAPITAL MARKETS [1.2%]
   Federated Investors                                6,300                 233
   Lehman Brothers Holdings                           2,400                 308
   -----------------------------------------------------------------------------
   TOTAL CAPITAL MARKETS                                                    541
   =============================================================================

   CHEMICALS [1.2%]
   Ecolab                                             4,400                 160
   International Flavors &
      Fragrances                                      4,300                 144
   Praxair                                            4,100                 217
   -----------------------------------------------------------------------------
   TOTAL CHEMICALS                                                          521
   =============================================================================

   COMMERCIAL SERVICES & SUPPLIES [1.5%]
   Cendant                                            8,300                 143

DESCRIPTION                                         SHARES          VALUE (000)
--------------------------------------------------------------------------------
   Equifax                                            7,000         $       266
   Robert Half International                          7,500                 284
   -----------------------------------------------------------------------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                     693
   =============================================================================

   COMMUNICATIONS EQUIPMENT [2.7%]
   Cisco Systems *                                   29,250                 501
   Qualcomm                                          17,000                 732
   -----------------------------------------------------------------------------
   TOTAL COMMUNICATIONS EQUIPMENT                                         1,233
   =============================================================================

   COMPUTERS & PERIPHERALS [5.1%]
   Apple Computer *                                   6,300                 453
   Dell *                                            28,165                 845
   IBM                                                9,000                 740
   Network Appliance *                                9,500                 256
   -----------------------------------------------------------------------------
   TOTAL COMPUTERS & PERIPHERALS                                          2,294
   =============================================================================

   CONSUMER FINANCE [1.8%]
   Capital One Financial                              5,200                 449
   SLM                                                6,400                 353
   -----------------------------------------------------------------------------
   TOTAL CONSUMER FINANCE                                                   802
   =============================================================================

   DIVERSIFIED CONSUMER SERVICES [1.2%]
   Apollo Group, Cl A *                               4,400                 266
   H&R Block                                         10,800                 265
   -----------------------------------------------------------------------------
   TOTAL DIVERSIFIED CONSUMER SERVICES                                      531
   =============================================================================

   ELECTRIC UTILITIES [0.6%]
   TXU                                                5,200                 261
   =============================================================================

   ENERGY EQUIPMENT & SERVICES [2.9%]
   Halliburton                                        9,500                 589
   Schlumberger                                       5,700                 554
   Transocean *                                       2,700                 188
   -----------------------------------------------------------------------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                      1,331
   =============================================================================

   FOOD & STAPLES RETAILING [2.9%]
   Sysco                                             12,700                 394
   Wal-Mart Stores                                   19,375                 907
   -----------------------------------------------------------------------------
   TOTAL FOOD & STAPLES RETAILING                                         1,301
   =============================================================================

   FOOD PRODUCTS [1.8%]
   Campbell Soup                                      6,700                 199

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
LARGE CAP GROWTH EQUITY FUND

DESCRIPTION                                         SHARES          VALUE (000)
--------------------------------------------------------------------------------
   General Mills                                      4,300         $       212
   Kellogg                                            6,200                 268
   Wm. Wrigley Jr.                                    2,100                 140
   -----------------------------------------------------------------------------
   TOTAL FOOD PRODUCTS                                                      819
   =============================================================================

   HEALTH CARE EQUIPMENT & SUPPLIES [6.2%]
   Bard (C.R.)                                        3,200                 211
   Baxter International                               3,800                 143
   Biomet                                            10,900                 398
   Boston Scientific *                                8,400                 206
   Medtronic                                          9,400                 541
   St. Jude Medical *                                 8,100                 407
   Stryker                                            7,600                 338
   Thermo Electron *                                  7,100                 214
   Zimmer Holdings *                                  4,600                 310
   -----------------------------------------------------------------------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 2,768
   =============================================================================

   HEALTH CARE PROVIDERS & SERVICES [3.0%]
   Community Health Systems *                         5,000                 191
   IMS Health                                         7,500                 187
   UnitedHealth Group                                15,800                 982
   -----------------------------------------------------------------------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                                 1,360
   =============================================================================

   HOTELS RESTAURANTS & LEISURE [1.7%]
   Starbucks *                                       14,400                 432
   Yum! Brands                                        7,400                 347
   -----------------------------------------------------------------------------
   TOTAL HOTELS RESTAURANTS & LEISURE                                       779
   =============================================================================

   HOUSEHOLD PRODUCTS [5.4%]
   Colgate-Palmolive                                  8,200                 450
   Procter & Gamble                                  29,602               1,713
   Clorox                                             4,400                 250
   -----------------------------------------------------------------------------
   TOTAL HOUSEHOLD PRODUCTS                                               2,413
   =============================================================================

   INDUSTRIAL CONGLOMERATES [4.2%]
   3M                                                 7,400                 573
   General Electric                                  37,875               1,328
   -----------------------------------------------------------------------------
   TOTAL INDUSTRIAL CONGLOMERATES                                         1,901
   =============================================================================

   INSURANCE [3.7%]
   Aflac                                              6,600                 306
   American International Group                      11,500                 785
   Progressive                                        2,000                 234

DESCRIPTION                                         SHARES          VALUE (000)
--------------------------------------------------------------------------------
   Prudential Financial                               4,800         $       351
   -----------------------------------------------------------------------------
   TOTAL INSURANCE                                                        1,676
   =============================================================================

   INTERNET & CATALOG RETAIL [1.5%]
   eBay *                                            15,300                 662
   =============================================================================

   INTERNET SOFTWARE & SERVICES [0.8%]
   Yahoo! *                                           8,800                 345
   =============================================================================

   IT SERVICES [1.7%]
   Affiliated Computer Services,
         Cl A *                                       3,100                 184
   First Data                                         9,400                 404
   Paychex                                            4,800                 183
   -----------------------------------------------------------------------------
   TOTAL IT SERVICES                                                        771
   =============================================================================

   MACHINERY [0.9%]
   Danaher                                            7,600                 424
   =============================================================================

   MEDIA [0.6%]
   Dow Jones                                          7,500                 266
   =============================================================================

   OIL & GAS [7.1%]
   BJ Services                                        5,400                 198
   ChevronTexaco                                      3,800                 216
   Exxon Mobil                                       35,100               1,972
   Sunoco                                             4,200                 329
   XTO Energy                                        11,300                 496
   -----------------------------------------------------------------------------
   TOTAL OIL & GAS                                                        3,211
   =============================================================================

   PERSONAL PRODUCTS [0.8%]
   Avon Products                                      8,600                 245
   NBTY *                                             6,500                 106
   -----------------------------------------------------------------------------
   TOTAL PERSONAL PRODUCTS                                                  351
   =============================================================================

   PHARMACEUTICALS [6.8%]
   Abbott Laboratories                                8,395                 331
   Allergan                                           3,700                 400
   Forest Laboratories *                              7,700                 313
   Johnson & Johnson                                 23,264               1,398
   Wyeth                                             13,850                 638
   -----------------------------------------------------------------------------
   TOTAL PHARMACEUTICALS                                                  3,080
   =============================================================================

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
LARGE CAP GROWTH EQUITY FUND

DESCRIPTION                                         SHARES          VALUE (000)
--------------------------------------------------------------------------------
   REAL ESTATE [0.4%]
   Simon Property Group                               2,400         $       184
   =============================================================================

   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT [4.3%]
   Broadcom, Cl A *                                   7,900                 372
   Intel                                             40,150               1,002
   Texas Instruments                                 17,800                 571
   -----------------------------------------------------------------------------
   TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                         1,945
   =============================================================================

   SOFTWARE [6.7%]
   Adobe Systems                                      7,100                 262
   Citrix Systems *                                   8,200                 236
   Electronic Arts *                                  3,600                 188
   Intuit *                                           5,000                 267
   Mercury Interactive *                              3,300                  92
   Microsoft                                         42,730               1,117
   Oracle *                                          49,260                 602
   Symantec *                                        13,900                 243
   -----------------------------------------------------------------------------
   TOTAL SOFTWARE                                                         3,007
   =============================================================================

   SPECIALTY RETAIL [6.2%]
   Bed Bath & Beyond *                                2,500                  90
   Best Buy                                           3,500                 152
   Home Depot                                        18,300                 741
   Kohl's *                                           7,700                 374
   Lowe's                                             8,800                 587
   Sears Holdings *                                   1,900                 220
   Target                                             7,500                 412
   TJX                                                8,600                 200
   -----------------------------------------------------------------------------
   TOTAL SPECIALTY RETAIL                                                 2,776
   =============================================================================

   TEXTILES, APPAREL & LUXURY GOODS [0.7%]
   Coach *                                            9,600                 320
   =============================================================================

   THRIFTS & MORTGAGE FINANCE [0.7%]
   Countrywide Financial                              8,600                 294
   =============================================================================

   WIRELESS TELECOMMUNICATION SERVICES [0.2%]
   Sprint-FON Group                                   4,309                 101
   =============================================================================

      TOTAL COMMON STOCK
        (Cost $40,255)                                                   43,785
      ==========================================================================

DESCRIPTION                                         SHARES          VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS [2.8%]

   Fidelity Institutional Domestic
      Money Market Portfolio, Cl I
      4.150%**                                      770,133         $       770
   SEI Daily Income Trust,Prime
      Obligation Fund,Cl I
      4.200%**                                      506,177                 506
   -----------------------------------------------------------------------------
      TOTAL CASH EQUIVALENTS
         (Cost $1,276)                                                    1,276
      ==========================================================================

      TOTAL INVESTMENTS [99.9%]
         (Cost $41,531)+                                            $    45,061
      ==========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $45,100 (000'S).

*    NON-INCOME PRODUCING SECURITY

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2005.

+ AT DECEMBER 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $41,531 (000'S), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,009 (000'S) AND ($1,479) (000'S), RESPECTIVELY.

CL -- CLASS

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
RCB SMALL CAP VALUE FUND

DESCRIPTION                                              SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK [80.7%]

   ADVERTISING [16.3%]
   Advo                                                  38,100   $       1,074
   Cox Radio *                                          172,950           2,435
   Cumulus Media *                                      163,050           2,024
   Emmis Communications *                               134,200           2,672
   Fisher Communications *                               35,700           1,479
   Lodgenet Entertainment *                             310,000           4,321
   -----------------------------------------------------------------------------
   TOTAL ADVERTISING                                                     14,005
   =============================================================================

   BUSINESS SERVICES [6.9%]
   Adesa                                                105,200           2,569
   Hilb Rogal & Hobbs                                    42,500           1,636
   Watson Wyatt                                          62,500           1,744
   -----------------------------------------------------------------------------
   TOTAL BUSINESS SERVICES                                                5,949
   =============================================================================

   CHEMICALS [2.0%]
   Compass Minerals International                        71,300           1,750
   =============================================================================

   CONSUMER PRODUCTS & SERVICES [5.6%]
   Central Garden & Pet *                                40,800           1,874
   Coinstar *                                            65,600           1,498
   RH Donnelley *                                        23,400           1,442
   -----------------------------------------------------------------------------
   TOTAL CONSUMER PRODUCTS & SERVICES                                     4,814
   =============================================================================

   DIVERSIFIED MANUFACTURING [3.7%]
   EnPro Industries *                                    53,000           1,429
   Jacuzzi Brands *                                     206,100           1,731
   -----------------------------------------------------------------------------
   TOTAL DIVERSIFIED MANUFACTURING                                        3,160
   =============================================================================

   FOOD, BEVERAGE & TOBACCO [1.9%]
   Ralcorp Holdings                                      41,200           1,644
   =============================================================================

   INSURANCE [16.8%]
   Alleghany *                                           11,979           3,402
   Conseco *                                            140,000           3,244
   Fairfax Financial Holdings                            21,400           3,068
   Montpelier Re Holdings                                88,600           1,674
   USI Holdings *                                       130,800           1,801
   White Mountains Insurance Group                        2,300           1,285
   -----------------------------------------------------------------------------
   TOTAL INSURANCE                                                       14,474
   =============================================================================

DESCRIPTION                                              SHARES     VALUE (000)
--------------------------------------------------------------------------------
   MACHINERY [2.9%]
   Franklin Electric                                     29,400   $       1,163
   IDEX                                                  31,800           1,307
   -----------------------------------------------------------------------------
   TOTAL MACHINERY                                                        2,470
   =============================================================================

   PAPER & PAPER PRODUCTS [3.0%]
   Sealed Air *                                          45,500           2,556
   =============================================================================

   PREPACKAGING SOFTWARE [2.6%]
   PLATO Learning *                                     280,200           2,225
   =============================================================================

   PRINTING & PUBLISHING [3.1%]
   Dow Jones                                             75,250           2,671
   =============================================================================

   RETAIL [6.0%]
   IHOP                                                  38,570           1,809
   Triarc, Cl B                                         223,500           3,319
   -----------------------------------------------------------------------------
   TOTAL RETAIL                                                           5,128
   =============================================================================

   RUBBER & PLASTIC [0.8%]
   Spartech                                              30,400             667
   =============================================================================

   TRANSPORTATION SERVICES [5.0%]
   Sea Containers, Cl A                                 340,950           4,275
   =============================================================================

   TRAVEL & LEISURE [2.0%]
   Intrawest                                             59,600           1,725
   =============================================================================

   UTILITIES [2.1%]
   Sierra Pacific Resources *                           140,700           1,835
   =============================================================================
       TOTAL COMMON STOCK
         (Cost $59,717)                                                  69,348
       =========================================================================

PREFERRED STOCK [1.5%]

   ENTERTAINMENT [1.5%]
   Six Flags                                             57,200           1,316
--------------------------------------------------------------------------------
      TOTAL PREFERRED STOCK
        (Cost $1,138)                                                     1,316
      ==========================================================================

                           CNI CHARTER FUNDS |

SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
RCB SMALL CAP VALUE FUND

DESCRIPTION                                      FACE AMOUNT(000)   VALUE (000)
--------------------------------------------------------------------------------

CORPORATE BONDS [4.6%]

   FINANCIAL SERVICES [1.9%]
   Fairfax Financial Holding
      7.750%, 04/26/12                           $            600   $       560
   Labranche (A)
      Callable 05/15/07 @ 104.75
      9.500%, 05/15/09                                      1,000         1,055
   -----------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                               1,615
   =============================================================================

   LABORATORY EQUIPMENT [1.7%]
   Sea Containers, Ser B
      10.750%, 10/15/06                                     1,500         1,500
   =============================================================================

   RETAIL [1.0%]
   Jo-Ann Stores
      7.500%, 03/01/12                                      1,000           817
   =============================================================================

      TOTAL CORPORATE BONDS
         (Cost $3,915)                                                    3,932
      ==========================================================================

REPURCHASE AGREEMENT (C) [12.9%]

   Morgan Stanley, 4.000%, dated
      12/30/05, repurchased on
      01/03/06, repurchase price
      $11,078,127 (collateralized
      by U.S. Treasury Bonds, par
      value $8,119,914, 4.592%
      (B), 11/15/21; with total
      market value $11,294,757)                            11,073        11,073
   -----------------------------------------------------------------------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $11,073)                                                  11,073
      ==========================================================================

      TOTAL INVESTMENTS [99.7%]
         (Cost $75,843) +                                           $    85,669
      ==========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $85,934 (000'S).

*     NON-INCOME PRODUCING SECURITY

+ AT DECEMBER 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $75,843 (000'S), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $11,474 (000'S) AND ($1,648) (000'S), RESPECTIVELY.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON DECEMBER 31, 2005, THE VALUE OF THESE SECURITIES AMOUNTED TO $1,055, REPRESENTING 1.2% OF THE NET ASSETS OF THE FUND.

(B)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(C)   TRI-PARTY REPURCHASE AGREEMENT

CL -- CLASS
SER -- SERIES

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS |

Schedule of Investments (unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
TECHNOLOGY GROWTH FUND

DESCRIPTION                                         SHARES          VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK [97.4%]

AUDIO & VIDEO EQUIPMENT MANUFACTURING [1.0%]

   Sony ADR                                             625       $          25
   =============================================================================

COMMERCIAL/INDUSTRIAL EQUIPMENT RENTAL & LEASING [1.2%]

   Comverse Technology *                              1,200                  32
   =============================================================================

COMMUNICATIONS EQUIPMENT MANUFACTURING [11.5%]

   Cisco Systems *                                    4,705                  81
   Harris                                               700                  30
   Lucent Technologies *                              4,500                  12
   Motorola                                           1,125                  26
   Nokia ADR                                          2,150                  39
   Qualcomm                                           2,300                  99
   Research In Motion *                                 200                  13
--------------------------------------------------------------------------------
   TOTAL COMMUNICATIONS EQUIPMENT
   MANUFACTURING                                                            300
   =============================================================================

 COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING [22.0%]

   Apple Computer *                                     600                  43
   Dell *                                             3,925                 118
   EMC-Mass *                                         4,505                  61
   Hewlett-Packard                                    3,823                 109
   IBM                                                1,400                 115
   NAVTEQ *                                             400                  18
   Network Appliance *                                  550                  15
   Sandisk *                                            800                  50
   Symbol Technologies                                1,000                  13
   Western Digital *                                  1,750                  33
--------------------------------------------------------------------------------
   TOTAL COMPUTER & PERIPHERAL EQUIPMENT
   MANUFACTURING                                                            575
   =============================================================================

 COMPUTER SYSTEMS DESIGN & RELATED SERVICES [5.0%]

   Anteon International *                               400                  22
   Cerner *                                             200                  18
   Check Point Software
       Technologies *                                   850                  17
   Cognizant Technology
       Solutions, Cl A *                                800                  40
   Intergraph *                                         275                  14
   Jack Henry & Associates                            1,100                  21
--------------------------------------------------------------------------------
   TOTAL COMPUTER SYSTEMS DESIGN & RELATED
   SERVICES                                                                 132
   =============================================================================

DESCRIPTION                                         SHARES          VALUE (000)
--------------------------------------------------------------------------------
DATA PROCESSING SERVICES [2.4%]
   Affiliated Computer Services,                         25       $           5
          Cl A *                                          4                   2
   First Data                                           850                  37
--------------------------------------------------------------------------------
   TOTAL DATA PROCESSING SERVICES                                            62
   =============================================================================

ELECTRONIC SHOPPING & MAIL-ORDER HOUSES [1.2%]

   eBay *                                               725                  31
   =============================================================================

FIBER OPTIC CABLE MANUFACTURING [2.2%]

   Corning *                                          2,900                  57
   =============================================================================

NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
MANUFACTURING [2.2%]

   L-3 Communications Holdings                          500                  37
   PerkinElmer                                          875                  21
--------------------------------------------------------------------------------
   TOTAL
   NAVIGATIONAL/MEASURING/MEDICAL/CONTROL
   INSTRUMENTS MANUFACTURING                                                 58
   =============================================================================

ON-LINE INFORMATION SERVICES [5.9%]

   Google *                                             125                  52
   Juniper Networks *                                 1,442                  32
   WebEx Communications *                             1,125                  24
   Yahoo! *                                           1,200                  47
--------------------------------------------------------------------------------
   TOTAL ON-LINE INFORMATION SERVICES                                       155
   =============================================================================

SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING
[20.1%]

   Amphenol, Cl A                                       500                  22
   Analog Devices                                       825                  30
   Broadcom, Cl A *                                     800                  38
   Freescale Semiconductor *                          1,100                  28
   Intel                                              4,950                 123
   Jabil Circuit *                                      850                  31
   Linear Technology                                    375                  13
   Maxim Integrated Products                            900                  33
   MEMC Electronic Materials *                        1,400                  31
   Microsemi *                                          700                  19
   Nvidia *                                             350                  13
   Taiwan Semiconductor
       Manufacturing ADR                              3,296                  33
   Texas Instruments                                  2,900                  93

                           CNI CHARTER FUNDS |

Schedule of Investments (unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
TECHNOLOGY GROWTH FUND

DESCRIPTION                                         SHARES          VALUE (000)
--------------------------------------------------------------------------------
   Xilinx                                               700       $          18
--------------------------------------------------------------------------------
   TOTAL SEMICONDUCTOR & OTHER ELECTRONIC
   COMPONENT MANUFACTURING                                                  525
   =============================================================================

SOFTWARE PUBLISHERS [20.1%]

   Adobe Systems                                        650                  24
   Akamai Technologies *                              1,000                  20
   Citrix Systems *                                     825                  24
   Cognos *                                             350                  12
   Electronic Arts *                                    400                  21
   Hyperion Solutions *                                 562                  20
   Intuit *                                             200                  11
   McAfee *                                             975                  26
   Mercury Interactive *                                550                  15
   Microsoft                                          7,400                 194
   Oracle *                                           6,415                  78
   SAP ADR                                              340                  15
   Symantec *                                         2,500                  44
   Take-Two Interactive
       Software *                                       487                   9
   VeriSign *                                           550                  12
--------------------------------------------------------------------------------
   TOTAL SOFTWARE PUBLISHERS                                                525
   =============================================================================

TELECOMMUNICATIONS [2.6%]

   Amdocs *                                           1,000                  27
   J2 Global Communications *                           450                  19
   Tekelec *                                          1,550                  22
--------------------------------------------------------------------------------
   TOTAL TELECOMMUNICATIONS                                                  68
   =============================================================================

       TOTAL COMMON STOCK
         (Cost $2,410)                                                    2,545
       =========================================================================

CASH EQUIVALENTS [2.7%]

   Fidelity Institutional
       Domestic Money Market
       Portfolio, Cl I
       4.150%**                                      70,476                  70
   SEI Daily Income Trust,
       Prime Obligation Fund,
       Cl I
       4.300%**                                         124                  --
--------------------------------------------------------------------------------
       TOTAL CASH EQUIVALENTS
          (Cost $70)                                                         70
       =========================================================================

       TOTAL INVESTMENTS [100.1%]
          (Cost $2,480)+                                          $       2,615
       =========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $2,612 (000'S).

*     NON-INCOME PRODUCING SECURITY

**    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2005.

+ AT DECEMBER 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $2,480 (000'S), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $419 (000'S) AND ($284) (000'S), RESPECTIVELY.

ADR-- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
CORPORATE BOND FUND

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
CORPORATE BONDS [86.7%]

   ADVERTISING [0.8%]
   Clear Channel Communications
      4.900%, 05/15/15                         $        450          $     407
   =============================================================================

   AIR TRANSPORTATION [0.5%]
   Federal Express, Ser A2
      7.890%, 09/23/08                                  253                260
   =============================================================================

   AUTOMOTIVE [2.7%]
   DaimlerChrysler N.A. Holdings
      4.750%, 01/15/08                                  435                431
   Toyota Motor Credit
      4.250%, 03/15/10                                1,000                980
   -----------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                                      1,411
   =============================================================================

   BANKS [12.5%]
   Bank of America
      7.500%, 09/15/06                                  500                509
      7.125%, 09/15/06                                  500                507
   Bankers Trust
      7.250%, 10/15/11                                  500                557
   Crestar Finance
      6.500%, 01/15/08                                1,035              1,070
   Deutsche Bank
      7.500%, 04/25/09                                  500                538
   JPMorgan Chase
      7.125%, 06/15/09                                  675                720
   Union Planters Bank
      5.125%, 06/15/07                                1,215              1,218
   US Bancorp
      6.875%, 09/15/07                                  350                362
   Wachovia
      7.125%, 10/15/06                                  100                102
   Wells Fargo
      4.625%, 08/09/10                                1,000                988
   -----------------------------------------------------------------------------
   TOTAL BANKS                                                           6,571
   =============================================================================

   BEAUTY PRODUCTS [1.6%]
   Avon Products
      7.150%, 11/15/09                                  800                859
   =============================================================================

   CHEMICALS [0.4%]
   Praxair
      6.625%, 10/15/07                                  200                206
   =============================================================================

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   COMMUNICATION & MEDIA [3.6%]
   AOL Time Warner
      6.750%, 04/15/11                         $        395           $    415
   Comcast Cable Communications Holdings
      8.375%, 03/15/13                                  400                463
   News America Holdings
      9.250%, 02/01/13                                  450                547
   Walt Disney
      5.500%, 12/29/06                                  500                502
   -----------------------------------------------------------------------------
   TOTAL COMMUNICATION & MEDIA                                           1,927
   =============================================================================

   COMPUTER SYSTEM DESIGN & SERVICES [1.7%]
   International Business Machines
      4.375%, 06/01/09                                  900                889
   =============================================================================

   ELECTRICAL SERVICES [3.3%]
   American Electric Power
      5.250%, 06/01/15                                  490                489
   Iowa Electric Light & Power
      6.000%, 10/01/08                                  200                205
   WPS Resources
      7.000%, 11/01/09                                1,000              1,066
   -----------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                             1,760
   =============================================================================

   FINANCIAL SERVICES [18.2%]
   American General Finance,
      Ser I, MTN
      4.625%, 05/15/09                                1,000                990
   CIT Group, MTN
      4.750%, 12/15/10                                1,000                983
   Citigroup
      7.250%, 10/01/10                                1,000              1,091
   Countrywide Home Loans
      5.625%, 07/15/09                                  155                157
   Countrywide Home Loans,
      Ser L, MTN
      4.000%, 03/22/11                                  875                823
   General Electric Capital,
      Ser A, MTN
      6.875%, 11/15/10                                  250                271
      6.000%, 06/15/12                                1,500              1,580
   HSBC Finance
      5.250%, 04/15/15                                1,000                991
   John Deere Capital
      4.625%, 04/15/09                                  750                743
   MBNA
      4.625%, 09/15/08                                  410                407
   National Rural Utilities, Ser C,
      MTN
      7.250%, 03/01/12                                1,000              1,115

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
CORPORATE BOND FUND

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   Washington Mutual
      4.625%, 04/01/14                           $      460          $     433
   -----------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                              9,584
   =============================================================================

   FOOD, BEVERAGE [4.5%]
   Diageo Capital
      3.375%, 03/20/08                                1,000                968
   General Mills
      2.625%, 10/24/06                                  410                401
   Pepsico
      3.200%, 05/15/07                                1,000                981
   -----------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE                                                  2,350
   =============================================================================

   FOREIGN GOVERNMENTS [0.9%]
   United Mexican States
      5.875%, 01/15/14                                  450                466
   =============================================================================

   INSURANCE [5.9%]
   Aflac
      6.500%, 04/15/09                                1,000              1,051
   AXA Financial
      7.750%, 08/01/10                                1,000              1,107
   Berkshire Hathaway Finance
      4.125%, 01/15/10                                1,000                972
   -----------------------------------------------------------------------------
   TOTAL INSURANCE                                                        3,130
   =============================================================================

   INVESTMENT BANKER/BROKER DEALER [9.9%]
   Goldman Sachs Group
      5.150%, 01/15/14                                1,000                993
   Jefferies Group
      5.500%, 03/15/16                                  665                657
   Legg Mason
      6.500%, 02/15/06                                  950                951
   Lehman Brothers Holdings
      8.250%, 06/15/07                                1,100              1,150
   Merrill Lynch
      4.000%, 11/15/07                                  500                492
   Morgan Stanley
      3.875%, 01/15/09                                1,000                971
   -----------------------------------------------------------------------------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                 5,214
   =============================================================================

   MACHINERY [1.2%]
   Caterpillar
      9.000%, 04/15/06                                  620                626
================================================================================

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   PETROLEUM & FUEL PRODUCTS [3.8%]
   ChevronTexaco
      8.625%, 06/30/10                           $      200           $    231
   ConocoPhillips
      6.375%, 03/30/09                                  305                319
   Duke Capital
      5.500%, 03/01/14                                  625                623
   Union Oil of California, Ser C,
      MTN
      7.900%, 04/18/08                                  800                846
   -----------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                       2,019
   =============================================================================

   REAL ESTATE INVESTMENT TRUSTS [2.1%]
   Kimco Realty, MTN
      6.960%, 07/16/07                                1,000              1,033
   Kimco Realty, Ser B, MTN
      7.860%, 11/01/07                                   67                 70
   -----------------------------------------------------------------------------
   TOTAL REAL ESTATE INVESTMENT TRUSTS                                   1,103
   =============================================================================

   RETAIL [6.6%]
   Kohl's
      6.300%, 03/01/11                                1,000              1,053
   Kroger
      5.500%, 02/01/13                                  450                444
   McDonald's, Ser E, MTN
      4.240%, 12/13/06                                  995                988
   Wal-Mart Stores
      4.375%, 07/12/07                                1,000                996
   -----------------------------------------------------------------------------
   TOTAL RETAIL                                                          3,481
   =============================================================================

   TELEPHONES & TELECOMMUNICATIONS [5.8%]
   Deutsche Telekom International
      Finance
      5.250%, 07/22/13                                  435                433
   New Cingular Wireless Services
      8.125%, 05/01/12                                  400                462
   Southwestern Bell
      6.625%, 07/15/07                                  750                767
   Sprint Capital
      8.375%, 03/15/12                                  350                406
   Verizon Global Funding
      4.900%, 09/15/15                                1,000                968
   -----------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                 3,036
   =============================================================================

   WASTE DISPOSAL [0.7%]
   Waste Management
      6.875%, 05/15/09                                  375                395
   =============================================================================

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
CORPORATE BOND FUND

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   TOTAL CORPORATE BONDS
      (Cost $46,011)                                                 $  45,694
   =============================================================================

ASSET-BACKED SECURITIES [3.7%]

   Capital Auto Receivables Asset
      Trust, Ser 2003-2, Cl A4A
      1.960%, 01/15/09                              $   975                959
   Capital Auto Receivables Asset
      Trust, Ser 2004-1, Cl A4
      2.640%, 11/17/08                                  750                728
   Countrywide Asset-Backed
      Certificates, Ser 2004-BC3,
      Cl 2A (A)
      4.759%, 08/25/34                                  269                270
   -----------------------------------------------------------------------------
      TOTAL ASSET-BACKED SECURITIES
        (Cost $1,994)                                                    1,957
   =============================================================================

U.S. TREASURY OBLIGATIONS [3.3%]

   U.S. Treasury Inflation Index
      Notes
      2.000%, 01/15/14                                1,078              1,071
   U.S. Treasury Notes
      4.250%, 11/15/13                                  445                441
      4.250%, 08/15/14                                  250                247
   -----------------------------------------------------------------------------
      TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $1,832)                                                     1,759
   =============================================================================

MUNICIPAL BONDS [2.0%]

   CALIFORNIA [2.0%]
   California Statewide,
      Community Development
      Authority, Ser A-2, RB,
      XLCA
      4.000%, 11/15/06                                   75                 75
   City of Industry, Sales Tax
      Project, RB, MBIA
      5.000%, 01/01/12                                  955                957
   -----------------------------------------------------------------------------
   TOTAL CALIFORNIA                                                      1,032
   =============================================================================

      TOTAL MUNICIPAL BONDS
       (Cost $1,061)                                                     1,032
   =============================================================================

MORTGAGE BACKED SECURITIES [1.7%]

   Residential Asset Mortgage
      Products, Ser 2003-RS5,
      Cl AI4
      3.700%, 09/25/31                                  712                703

                                                  FACE AMOUNT
DESCRIPTION                                       (000)/SHARES      VALUE (000)
--------------------------------------------------------------------------------
   Residential Asset Mortgage
      Products, Ser 2003-RS6,
      Cl AI3
      3.080%, 12/25/28                          $       196          $     195
   Washington Mutual, Ser 2003-
      AR10, Cl A3A
      3.530%, 10/25/33                                   11                 11
--------------------------------------------------------------------------------
      TOTAL MORTGAGE BACKED SECURITIES
       (Cost $911)                                                         909
      ==========================================================================

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [0.7%]

   FHLMC, Ser 2982, Cl NB
      5.500%, 02/15/29                                  340                342
--------------------------------------------------------------------------------
      TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
       OBLIGATIONS
       (Cost $349)                                                         342
   =============================================================================

CASH EQUIVALENT [2.3%]

   Fidelity Institutional Domestic
      Money Market Portfolio, Cl I
      4.150%*                                     1,208,390              1,208
--------------------------------------------------------------------------------
      TOTAL CASH EQUIVALENT
       (Cost $1,208)                                                     1,208
      ==========================================================================

      TOTAL INVESTMENTS [100.4%]
       (Cost $53,366) +                                              $  52,901
      ==========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $52,681 (000'S).

*     RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2005.

+ AT DECEMBER 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $53,366 (000'S), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $348 (000'S) AND ($813) (000'S), RESPECTIVELY.

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2005.

CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
MBIA -- MUNICIPAL BOND INSURANCE COMPANY
MTN -- MEDIUM TERM NOTE
RB -- REVENUE BOND
SER -- SERIES
XLCA -- XL CAPITAL ASSURANCE

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
GOVERNMENT BOND FUND

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS [37.2%]

   FHLB
      5.020%, 11/07/08                           $    1,000         $     999
   FNMA
      7.125%, 06/15/10                                3,500             3,828
      5.500%, 03/15/11                                2,000             2,067
      5.250%, 04/15/07                                   75                75
      5.010%, 11/10/10                                2,500             2,479
      4.250%, 05/15/09                                2,500             2,463
--------------------------------------------------------------------------------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $12,076)                                                 11,911
      ==========================================================================

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [33.6%]

   FHLMC, Ser 2480, Cl PD
      6.000%, 11/15/31                                  893               906
   FHLMC, Ser 2670, Cl QP
      4.000%, 02/15/27                                1,000               962
   FHLMC, Ser 2698, Cl BE
      4.500%, 11/15/32                                  737               717
   FHLMC, Ser 2922, Cl JA
      4.500%, 02/15/20                                  576               558
   FHLMC, Ser R003, Cl AG
      5.125%, 10/15/15                                1,454             1,444
   FNMA, Pool 766620
      4.620%, 03/01/34                                1,379             1,360
   FNMA, Ser 1993-225, Cl UB
      6.500%, 12/25/23                                   28                29
   FNMA, Ser 2003-134, Cl ME
      4.500%, 06/25/33                                  125               121
   FNMA, Ser 2003-34, Cl GJ
      4.000%, 02/25/33                                  259               248
   GNMA REMIC, Ser 2004-80,
      Cl GC
      5.000%, 02/20/31                                1,500             1,467
   GNMA, Pool 81318
      4.500%, 04/20/35                                1,386             1,370
   GNMA, Pool 81447
      5.000%, 08/20/35                                  154               153
   GNMA, Pool 81510
      4.250%, 10/20/35                                1,496             1,451
--------------------------------------------------------------------------------
      TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
       OBLIGATIONS
       (Cost $10,965)                                                  10,786
      ==========================================================================
U.S. TREASURY OBLIGATIONS [26.1%]

   U.S. Treasury Notes
      5.500%, 02/15/08                                1,075             1,099
      4.250%, 11/15/13                                2,525             2,501
      4.250%, 08/15/15                                1,225             1,209
      4.125%, 08/15/10                                   75                74
      3.875%, 01/15/09                                2,751             2,891

                                                FACE AMOUNT
DESCRIPTION                                    (000)/SHARES        VALUE (000)
--------------------------------------------------------------------------------
      3.000%, 07/15/12                         $        554          $    586
--------------------------------------------------------------------------------
      TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $8,454)                                                    8,360
================================================================================

CASH EQUIVALENT [2.2%]

   Fidelity Institutional Domestic
      Money Market Portfolio, Cl I
      4.150%*                                       715,631               716
--------------------------------------------------------------------------------
      TOTAL CASH EQUIVALENT
       (Cost $716)                                                        716
      ==========================================================================

      TOTAL INVESTMENTS [99.1%]
       (Cost $32,211)+                                               $ 31,773
      ==========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $32,054 (000'S).

*     RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2005.

+ AT DECEMBER 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $32,211 (000'S), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $19 (000'S) AND ($457) (000'S), RESPECTIVELY.

CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT BOND FUND

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS [99.1%]

   ALABAMA [1.1%]
   Jefferson County, Sewer
      Authority, Ser B-8, RB, FSA
      Callable 02/01/10 @ 100
      5.250%, 02/01/14                          $             250   $       266
================================================================================

   CALIFORNIA [82.5%]
   Anaheim, Public Financing
      Authority, Distribution
      System Project, Second
      Lien, RB, MBIA
      5.000%, 10/01/08                                        250           261
   Berkeley, Ser C, GO, MBIA
      Callable 02/16/06 @ 102
      5.000%, 09/01/10                                         95            97
   Beverly Hills, Unified School
      District Authority,
      Ser B, GO
      Pre-Refunded @ 101 (A)
      4.700%, 06/01/08                                         50            52
   Big Bear Lake, Water Authority,
      RB, MBIA
      6.000%, 04/01/11                                        200           220
   Burbank, Public Financing
      Authority, Golden State
      Redevelopment Project,
      Ser A, RB, AMBAC
      Callable 12/01/13 @ 100
      5.250%, 12/01/18                                        175           190
   California State, Department of
      Water Resource Center,
      Ser A, RB, MBIA
      5.000%, 05/01/07                                        200           205
   California State, Department of
      Water Resources, Ser W,
      RB, FSA
      5.500%, 12/01/13                                        400           451
   California State, Economic
      Recovery Authority,
      Ser B, GO
      Mandatory Put 07/01/08
      3.500%, 07/01/23                                        300           301
   California State, Economic
      Recovery Authority, Ser C-1,
      RB (B)
      3.750%, 07/01/23                                        300           300
   California State, Educational
      Facilities Authority, Pooled
      College and University
      Projects, Ser A, RB
      4.300%, 04/01/09                                        100           102

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   California State, Educational
      Facilities Authority,
      University of San Francisco,
      RB, MBIA
      6.000%, 10/01/08                          $             300   $       322
   California State, GO
      4.750%, 06/01/07                                        100           102
   California State, GO
      Callable 02/01/12 @ 100
      5.000%, 02/01/18                                        175           183
   California State, GO
      Callable 08/01/13 @ 100
      5.250%, 02/01/21                                        250           269
   California State, GO
      Callable 09/01/10 @ 100
      5.250%, 09/01/18                                        175           184
   California State, GO
      Callable 10/01/10 @ 100
      5.250%, 10/01/18                                         70            74
   California State, GO
      Callable 11/01/13 @ 100
      5.250%, 11/01/25                                        300           320
   California State, GO
      Pre-Refunded @ 100 (A)
      5.250%, 09/01/10                                         25            27
   California State, Health Facilities
      Finance Authority,
      Presbyterian Hospital, RB,
      MBIA
      5.500%, 05/01/07                                        150           154
   California State, Imperial
      Irrigation District, Public
      Electric Project, RB
      4.250%, 11/01/06                                        250           252
   California State, Industry Urban
      Development Agency, TA,
      MBIA
      Callable 05/01/07 @ 101.125
      5.500%, 05/01/16                                        300           312
   California State, Infrastructure &
      Economic Authority, Bay
      Area Toll Bridges Project,
      Ser A, RB, FSA
      Callable 07/01/13 @ 100
      5.250%, 07/01/18                                        125           136
   California State, Infrastructure &
      Economic Authority, RB,
      MBIA
      Pre-Refunded @ 101 (A)
      5.500%, 06/01/10                                        350           384
   California State, Public Works
      Board Lease, California
      State University, Ser C, RB
      5.000%, 10/01/07                                        100           103

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT BOND FUND

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------
   California State, Public Works
      Board Lease, Department of
      Corrections Project, Ser B,
      RB, MBIA
      Callable 09/01/08 @ 101
      5.000%, 09/01/21                          $             100   $       105
   California State, Public Works
      Board Lease, Department of
      Corrections, Ser A, RB
      Callable 09/01/08 @ 101
      5.250%, 09/01/15                                        250           261
   California State, Public Works
      Board Lease, Department of
      Corrections-Ten
      Administration, Ser A, RB,
      AMBAC
      Callable 03/01/12 @ 100
      5.250%, 03/01/18                                        155           166
   California State, Public Works
      Board Lease, Trustees
      California State University,
      Ser A, RB
      Callable 10/01/08 @ 101
      5.250%, 10/01/11                                        100           105
   California State, State Center
      Community College,
      Election 2002 Project,
      Ser A, GO, MBIA
      Callable 08/01/14 @ 100
      5.250%, 08/01/20                                        205           223
   California State, University of
      California, Ser K, RB, MBIA
      Callable 09/01/08 @ 101
      5.000%, 09/01/17                                        150           158
   California Statewide,
      Communities Development
      Authority, Ser B-2, RB,
      XLCA
      4.000%, 11/15/06                                        400           403
   Coachella Valley, Water District
      Authority, Flood Control
      Project, COP, AMBAC
      Callable 10/01/07 @ 102
      5.000%, 10/01/11                                        250           261
   Corona, Public Financing
      Authority, City Hall Project,
      Ser B, RB
      Callable 09/01/12 @ 100
      5.250%, 09/01/16                                        350           382
   Culver City, Redevelopment
      Finance Authority, TA,
      AMBAC
      Sink Date 11/01/09 @ 100
      5.500%, 11/01/14                                         75            83

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   East Bay, Municipal Utility
      District Water System, RB,
      MBIA
      Callable 06/01/11 @ 100
      5.000%, 06/01/19                          $             500   $       527
   East Bay, Municipal Utility
      District Water System, Sub-
      Ser 2, RB, XLCA (B)
      3.450%, 06/01/38                                        300           300
   El Dorado County, Public
      Financing Authority, RB,
      FGIC
      5.100%, 02/15/06                                        100           100
   Escondido, Union School
      District, Refunding &
      Financing Project, COP,
      MBIA
      4.750%, 07/01/19                                        235           247
   Evergreen School District,
      Ser C, GO, FGIC
      Pre-Refunded @ 101 (A)
      5.250%, 09/01/08                                        200           213
   Fruitvale, School District, GO,
      FSA
      Callable 08/01/09 @ 102
      5.000%, 08/01/19                                        200           213
   Golden State, Tobacco
      Settlement, Ser B, GO
      Pre-Refunded @ 100 (A)
      5.750%, 06/01/08                                        250           264
      5.000%, 06/01/13 (A)                                    350           378
   Hemet, Unified School District,
      Nutrition Center Project,
      COP, FSA
      Callable 04/01/07 @ 102
      5.750%, 04/01/17                                        250           263
   Los Angeles County,
      Metropolitan Transportation
      Authority, 2nd Tier, Ser A,
      RB, MBIA
      Pre-Refunded @ 101 (A)
      6.000%, 07/01/06                                        100           102
   Los Angeles County, Public
      Works Authority, Regional
      Park & Open Project, Ser A,
      RB Pre-Refunded @ 101 (A)
      5.500%, 10/01/07                                        325           341
   Los Angeles County, Public
      Works Finance Authority,
      Ser B, RB, MBIA
      Callable 09/01/06 @ 102
      5.250%, 09/01/14                                        200           207
   Los Angeles, Harbor
      Development Project,
      Ser C, RB
      Callable 11/01/06 @ 101
      5.125%, 11/01/11                                        180           185

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT BOND FUND

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Los Angeles, Municipal
      Improvement Authority,
      Central Library Project,
      Ser A, RB, MBIA
      5.250%, 06/01/13                          $             230   $       254
   Los Angeles, Property Tax
      Project, Ser A, GO, MBIA
      4.000%, 09/01/09                                        250           256
   Los Angeles, Sanitation
      Equipment Authority, Ser A,
      RB, MBIA
      4.000%, 02/01/07                                        100           101
   Los Angeles, Wastewater
      Systems Authority, RB, FSA
      4.500%, 06/01/09                                        250           260
   Los Angeles, Water & Power
      Authority, Power Systems
      Project, Ser A, RB
      5.000%, 07/01/08                                        500           521
   Los Angeles, Water & Power
      Authority, Power Systems
      Project, Ser AA1, RB,
      MBIA Callable 07/01/11 @ 100
      5.250%, 07/01/13                                        200           216
   M-S-R Public Power, Ser G, RB,
      MBIA
      Callable 07/01/07 @ 101
      5.250%, 07/01/11                                        100           104
   Madera, Unified School District,
      Election 2002 Project, GO,
      FGIC
      Callable 08/01/15 @ 100
      5.000%, 08/01/16                                        250           272
   Newport Beach, Hoag Memorial
      Hospital Project, Ser B,
      RB (B)
      3.700%, 10/01/26                                        300           300
   Oakland, Redevelopment
      Agency, Central District
      Redevelopment, TA,
      AMBAC
      6.000%, 02/01/07                                        300           309
   Oakland, State Building
      Authority, Elihu M Harris
      Project, Ser A, RB, AMBAC
      Callable 04/01/08 @ 101
      5.500%, 04/01/14                                        100           106
   Orange County, Recovery
      Certificate Authority, Ser A,
      COP, MBIA
      6.000%, 07/01/06                                        250           253
   Pasadena, Electric
      Improvements Authority,
      RB, FSA
      4.500%, 06/01/07                                        160           163

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Pinole, Redevelopment Agency
      Project, TA, FSA
      Callable 08/01/09 @ 101
      5.250%, 08/01/14                          $             100   $       107
   Placer County, Water Agency,
      Capital Improvement
      Projects, COP, AMBAC
      Pre-Refunded @ 101 (A)
      5.500%, 07/01/09                                        500           542
   Riverside County,
      Transportation Authority,
      Ser A, RB
      5.750%, 06/01/09                                        450           486
   Riverside, RB
      Callable 10/01/08 @ 101
      5.375%, 10/01/12                                         90            95
   Riverside, RB
      Pre-Refunded @ 101 (A)
      5.375%, 10/01/08                                         10            11
   Sacramento County, Sanitation
      District Funding Authority,
      RB, ETM
      Callable 02/16/06 @ 102
      5.000%, 12/01/07                                        100           102
   Sacramento, City Unified School
      District, Ser A, GO, FSA
      4.250%, 07/01/09                                         75            77
   Saddleback, Community College
      District, 1996 Capital
      Improvement Financing
      Project, COP, MBIA
      Callable 06/01/06 @ 102
      5.500%, 06/01/15                                        500           515
   San Bernardino, Community
      College District, Election
      2002 Project, Ser B, GO,
      MBIA
      Pre-Refunded @ 100 (A)
      5.250%, 08/01/14                                        750           833
   San Diego County, Edgemoor &
      Regional Systems Projects,
      COP, AMBAC
      Callable 02/01/15 @ 100
      5.000%, 02/01/18                                        500           533
   San Diego County, North
      County Regional Center for
      Expansion, COP, AMBAC
      Callable 11/15/06 @ 102
      5.250%, 11/15/14                                        100           104
   San Diego, University School
      District, Capital
      Appreciation-Election 1998
      Project, Ser D, GO, FGIC
      Callable 07/01/12 @ 101
      5.250%, 07/01/24                                        135           148

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT BOND FUND

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   San Diego, University School
      District, Election 1998
      Project, Ser E, GO, FSA
      Callable 07/01/13 @ 101
      5.250%, 07/01/16                          $             100   $       110
   San Francisco (City & County),
      Building Authority,
      Department of General
      Services & Leasing,
      Ser A, RB
      Sink Date 10/01/09 @ 100
      5.000%, 10/01/13                                        400           428
   San Francisco (City & County),
      Public Utility Authority,
      Ser A, RB, MBIA
      Callable 11/01/06 @ 102
      5.000%, 11/01/17                                        375           386
   San Jose, University School
      District, Ser A, GO, FSA
      Callable 08/01/11 @ 101
      5.375%, 08/01/19                                        150           164
   San Ysidro, School District,
      Election 1997 Project, Ser C,
      GO, MBIA
      6.000%, 08/01/11                                        205           231
   Sanger, Public Financing
      Authority, Utilities Systems
      Financing Project, Ser A,
      RB, AMBAC,
      Pre-Refunded @ 102 (A)
      5.700%, 01/01/06                                        325           332
   Sanger, Unified School District,
      GO, MBIA
      5.350%, 08/01/15                                        250           274
   Santa Monica, Public Safety
      Facilities Project, RB,
      Callable 07/01/09 @ 101
      5.250%, 07/01/14                                        100           107
   Solano County, COP, MBIA
      Callable 11/01/12 @ 100
      5.250%, 11/01/14                                        100           109
   Southern California,
      Metropolitan Water District
      Authority, Ser A, RB
      5.750%, 07/01/21                                        280           329
   Southern California,
      Metropolitan Water District
      Authority, Ser C-1, RB (B)
      3.750%, 07/01/36                                        200           200
   Southern California, Public
      Power Authority, Southern
      Transmission Project,
      Sub-Ser A, RB, FSA
      Callable 07/01/12 @ 100
      5.250%, 07/01/16                                        200           218

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Wiseburn, School District,
      Ser A, GO, FGIC
      4.200%, 08/01/07                          $             125   $       127
   -----------------------------------------------------------------------------
   TOTAL CALIFORNIA                                                      20,171
   =============================================================================

   COLORADO [1.8%]
   Lakewood, COP, AMBAC
      Callable 12/01/10 @ 100
      5.500%, 12/01/12                                        400           433
   =============================================================================

   GEORGIA [0.8%]
   Georgia State, Metropolitan
      Atlanta Rapid
      Transportation Authority,
      Second Indenture Project,
      Ser A, RB, MBIA
      6.250%, 07/01/07                                        200           209
   =============================================================================

   ILLINOIS [1.6%]
   Illinois State, Development
      Finance Authority,
      Revolving Fund-Master
      Trust, RB
      Callable 09/01/12 @ 100
      5.500%, 09/01/13                                        250           276
   Illinois State, Ser A, GO
      Callable 10/01/13 @ 100
      5.000%, 10/01/16                                        100           107
   -----------------------------------------------------------------------------
   TOTAL ILLINOIS                                                           383
   =============================================================================

   MICHIGAN [1.1%]
   Michigan State, Building
      Authority, Facilities Project,
      Ser II, RB,
      Pre-Refunded @ 101 (A)
      5.000%, 10/15/07                                        250           260
   =============================================================================

   OREGON [1.5%]
   Lane County, School District,
      GO
      Pre-Refunded @ 100 (A)
      5.625%, 06/15/10                                        345           376
   =============================================================================

   TEXAS [2.7%]
   Harris County, Flood Control
      District, Ser A, GO
      5.000%, 10/01/06                                        300          304

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT BOND FUND

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   San Angelo, Waterworks &
      Sewer System Authority,
      Refunding & Improvements
      Projects, RB, FSA
      Callable 04/01/11 @ 100
      5.250%, 04/01/19                          $             100   $       106
   Texas State, TRAN
      4.500%, 08/31/06                                        250           252
   -----------------------------------------------------------------------------
   TOTAL TEXAS                                                              662
   =============================================================================

   UTAH [0.6%]
   Central, Water Conservancy
      District, Ser D, GO
      Callable 04/01/09 @ 100
      4.600%, 04/01/12                                        140           144
   =============================================================================

   WASHINGTON [1.0%]
   King County, School District
      Number 414, GO, MBIA
      Callable 12/01/12 @ 100
      5.750%, 12/01/14                                        225           253
   =============================================================================

   PUERTO RICO [4.4%]
      Puerto Rico, Electric Power
      Authority, Power Project,
      Ser CC, RB, MBIA
      Callable 07/01/07 @ 101.5
      5.250%, 07/01/09                                        100           104
   Puerto Rico, Municipal Finance
      Agency, Ser A, RB, FSA
      Callable 07/01/07 @ 101.5
      5.250%, 07/01/10                                        130           136
   Puerto Rico, Public Buildings
      Authority, Government
      Facilities Project, Ser J, RB,
      AMBAC
      Callable 07/01/12 @ 100
      5.000%, 07/01/36                                        300           321
   Puerto Rico, Public Finance
      Authority, Commonwealth
      Appropriation Committee
      Project, Ser E, RB
      Pre-Refunded @ 100 (A)
      5.750%, 02/01/07                                        500           513
   -----------------------------------------------------------------------------
   TOTAL PUERTO RICO                                                      1,074
   =============================================================================

      TOTAL MUNICIPAL BONDS
        (Cost $24,332)                                                   24,231
      ==========================================================================

DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------

CASH EQUIVALENT [2.1%]

      Federated California Municipal
         Money Market Fund, Cl I
         3.150%*                                          521,278   $       521
--------------------------------------------------------------------------------
         TOTAL CASH EQUIVALENT
           (Cost $521)                                                      521
         =======================================================================

         TOTAL INVESTMENTS [101.2%]
           (Cost $24,853) +                                         $    24,752
         =======================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $24,460 (000'S).

*     RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2005.

+ AT DECEMBER 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $24,853 (000'S), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $63 (000'S) AND ($164) (000'S), RESPECTIVELY.

(A)   PRE-REFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(B) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2005.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CL    -- CLASS
COP   -- CERTIFICATE OF PARTICIPATION
ETM   -- ESCROWED TO MATURITY
FGIC  -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA   -- FINANCIAL SECURITY ASSISTANCE
GO    -- GENERAL OBLIGATION
MBIA  -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB    -- REVENUE BOND
SER   -- SERIES
TA    -- TAX ALLOCATION
TRAN  -- TAX & REVENUE ANTICIPATION NOTE
XLCA  -- XL CAPITAL ASSURANCE

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

DESCRIPTION                               FACE AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------
CORPORATE BONDS [98.0%]

   ADVERTISING [0.3%]
   Advanstar Communications
     10.750%, 08/15/10                    $             100        $        110
   =============================================================================

   AEROSPACE & DEFENSE [1.1%]
   Esterline Technologies
     7.750%, 06/15/13                                   100                 105
   L-3 Communications
     5.875%, 01/15/15                                   200                 194
   Sequa, Ser B
     8.875%, 04/01/08                                   150                 156
   -----------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                                455
   =============================================================================

   AGRICULTURE [0.4%]
   American Rock Salt
     9.500%, 03/15/14                                   150                 151
   =============================================================================

   AIRLINES [0.5%]
   American Airlines, Ser 2001-2
     7.800%, 04/01/08                                   200                 197
   =============================================================================

   ALUMINUM [0.3%]
   Novelis (A)
     7.500%, 02/15/15                                   150                 140
   =============================================================================

   APPAREL/TEXTILES [0.4%]
   Levi Strauss
     9.750%, 01/15/15                                   100                 104
   Phillips-Van Heusen
     7.250%, 02/15/11                                    75                  76
   -----------------------------------------------------------------------------
   TOTAL APPAREL/TEXTILES                                                   180
   =============================================================================

   AUTO RENT & LEASE [0.8%]
   Hertz (A)
     10.500%, 01/01/16                                  150                 154
   Rent-way
     11.875%, 06/15/10                                  100                 106
   United Rentals
     6.500%, 02/15/12                                    90                  88
   -----------------------------------------------------------------------------
   TOTAL AUTO RENT & LEASE                                                  348
   =============================================================================

DESCRIPTION                               FACE AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------
   AUTOPARTS [1.7%]
   Accuride
     8.500%, 02/01/15                     $             150        $        148
   Dura Operating, Ser D
     9.000%, 05/01/09                                    75                  42
   Group 1 Automotive
     8.250%, 08/15/13                                   100                  94
   Metaldyne
     10.000%, 11/01/13                                  100                  91
   Tenneco Automotive
     8.625%, 11/15/14                                   150                 142
   TRW Automotive
     11.000%, 02/15/13                                   98                 110
   Visteon
     8.250%, 08/01/10                                   100                  85
   -----------------------------------------------------------------------------
   TOTAL AUTOPARTS                                                          712
   =============================================================================

   BUILDING & CONSTRUCTION [4.4%]
   Ainsworth Lumber
     7.250%, 10/01/12                                   100                  90
     6.750%, 03/15/14                                   100                  85
   Beazer Homes USA
     8.375%, 04/15/12                                   100                 104
   Brand Services
     12.000%, 10/15/12                                  150                 157
   DR Horton
     5.625%, 01/15/16                                   125                 119
   Goodman Global (A)
     7.875%, 12/15/12                                    75                  70
   International Utility
     Structures (D)
     10.750%, 02/01/08                                  100                   1
   K Hovnanian Enterprises
     6.250%, 01/15/16                                   100                  93
   KB Home
     8.625%, 12/15/08                                    50                  53
     6.250%, 06/15/15                                   200                 193
   Nortek
     8.500%, 09/01/14                                   200                 193
   Panolam Industries (A)
     10.750%, 10/01/13                                  250                 241
   Ply Gem Industries
     9.000%, 02/15/12                                   100                  89
   RMCC Acquisition (A)
     9.500%, 11/01/12                                   150                 151
   Tech Olympic USA
     7.500%, 01/15/15                                   100                  84
   William Lyon Homes
     10.750%, 04/01/13                                  100                 103
   -----------------------------------------------------------------------------
   TOTAL BUILDING & CONSTRUCTION                                          1,826
   =============================================================================

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

DESCRIPTION                               FACE AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------
   BUSINESS SERVICES [0.7%]
   Corrections
     7.500%, 05/01/11                     $             100       $         103
   FTI Consulting (A)
     7.625%, 06/15/13                                    50                  52
   Geo Group
     8.250%, 07/15/13                                   150                 147
   -----------------------------------------------------------------------------
   TOTAL BUSINESS SERVICES                                                  302
   =============================================================================

   CABLE/BROADCASTING [6.9%]
   Albritton Communications
     7.750%, 12/15/12                                   150                 151
   Cablevision Systems, Ser B
     8.000%, 04/15/12                                   225                 210
   CCO Holdings
     8.750%, 11/15/13                                   250                 238
   Charter Communications
   Holdings
     10.250%, 09/15/10                                  400                 398
   Coleman Cable
     9.875%, 10/01/12                                   100                  81
   CSC Holdings
     7.625%, 07/15/18                                   100                  95
     7.000%, 04/15/12 (A)                               300                 283
   Echostar DBS
     6.625%, 10/01/14                                   200                 192
   Fisher Communication
     8.625%, 09/15/14                                   150                 158
   General Cable
     9.500%, 11/15/10                                   100                 106
   Gray Television
     9.250%, 12/15/11                                   100                 107
   Insight Communications (B)
     10.703%, 02/15/11                                  100                 104
   Kabel Deutschland (A)
     10.625%, 07/01/14                                  200                 211
   Mediacom Capital
     7.875%, 02/15/11                                   150                 140
   Nexstar Finance Holdings (B)
     11.785%, 04/01/13                                  200                 151
   Olympus Communications,
     Ser B (D)
     10.625%, 11/15/06                                   100                135
   Videotron Ltee
     6.875%, 01/15/14                                    100                101
   -----------------------------------------------------------------------------
   TOTAL CABLE/BROADCASTING                                               2,861
   =============================================================================

DESCRIPTION                               FACE AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------
   CHEMICALS [4.2%]
   BCP Crystal US Holdings
     9.625%, 06/15/14                     $              45       $          50
   Crystal Holdings, Ser B (B)
     9.610%, 10/01/14                                    73                  53
   Equistar Chemicals
     10.625%, 05/01/11                                  150                 165
   IMC Global
     10.875%, 08/01/13                                  100                 115
   IMC Global, Ser B
     11.250%, 06/01/11                                  100                 107
   ISP Chemco, Ser B
     10.250%, 07/01/11                                  100                 107
   Lyondell Chemical, Ser A
     9.625%, 05/01/07                                   200                 209
   Nalco
     7.750%, 11/15/11                                   150                 154
   Nova Chemicals
     6.500%, 01/15/12                                   250                 242
   Polymer Holdings (B)
     11.569%, 07/15/14                                  250                 181
   PolyOne
     10.625%, 05/15/10                                  100                 107
   Rhodia
     10.250%, 06/01/10                                  100                 110
   Rockwood Specialties Group
     10.625%, 05/15/11                                   73                  80
   Terra Capital
     11.500%, 06/01/10                                   65                  72
   -----------------------------------------------------------------------------
   TOTAL CHEMICALS                                                        1,752
   =============================================================================

   CIRCUIT BOARDS [0.1%]
   Viasystems
     10.500%, 01/15/11                                   50                  48
   =============================================================================

   COAL MINING [0.4%]
   Alpha Natural Resources
     10.000%, 06/01/12                                  150                 162
   =============================================================================

   COMMERCIAL SERVICES [0.5%]
   Iron Mountain
     8.625%, 04/01/13                                   100                 104
   The Brickman Group, Ser B
     11.750%, 12/15/09                                  100                 111
   -----------------------------------------------------------------------------
   TOTAL COMMERCIAL SERVICES                                                215
   =============================================================================

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

DESCRIPTION                               FACE AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------
   COMPUTER SYSTEM DESIGN & SERVICES [0.6%]

   Xerox
     7.625%, 06/15/13                     $             250       $         264
   =============================================================================

   CONSUMER PRODUCTS & SERVICES [3.6%]
   Ames True Temper (C)
     8.150%, 01/15/12                                   100                  94
   Gregg Appliances
     9.000%, 02/01/13                                   150                 136
   Johnsondiversey Holdings (B)
     12.212%, 05/15/13                                  200                 159
   Johnsondiversey, Ser B
     9.625%, 05/15/12                                   150                 151
   Mail-Well I
     9.625%, 03/15/12                                   100                 108
   Prestige Brands
     9.250%, 04/15/12                                    90                  89
   Sealy Mattress
     8.250%, 06/15/14                                   200                 206
   Southern States Cooperative (A)
     10.500%, 11/01/10                                  200                 210
   Spectrum Brands
     7.375%, 02/01/15                                   300                 250
   WMG Holdings (B)
     9.073%, 12/15/14                                   130                  91
   -----------------------------------------------------------------------------
   TOTAL CONSUMER PRODUCTS & SERVICES                                     1,494
   =============================================================================

   CONTAINERS & PACKAGING [2.6%]
   Crown Americas (A)
     7.750%, 11/15/15                                   150                 155
   Graham Packaging
     9.875%, 10/15/14                                   100                  98
   Intertape Polymer US
     8.500%, 08/01/14                                    50                  50
   Newark Group
     9.750%, 03/15/14                                   200                 176
   Owens-Brockway Glass
     Container
     6.750%, 12/01/14                                   100                  97
   Owens-Illinois
     8.100%, 05/15/07                                   100                 102
   Plastipak Holdings (A)
     8.500%, 12/15/15                                   100                 101
   Solo Cup
     8.500%, 02/15/14                                   150                 131
   US Can
     10.875%, 07/15/10                                  150                 156
   -----------------------------------------------------------------------------
   TOTAL CONTAINERS & PACKAGING                                           1,066
   =============================================================================

DESCRIPTION                               FACE AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------
   DIVERSIFIED OPERATIONS [1.9%]
   Jacuzzi Brands
     9.625%, 07/01/10                     $             150       $         159
   Kansas City Southern
     9.500%, 10/01/08                                   100                 108
   Stena
     7.000%, 12/01/16                                   200                 183
   TD Funding
     8.375%, 07/15/11                                   100                 105
   Trinity Industries
     6.500%, 03/15/14                                   200                 197
   Werner Holdings, Ser A
     10.000%, 11/15/07                                   95                  31
   -----------------------------------------------------------------------------
   TOTAL DIVERSIFIED OPERATIONS                                             783
   =============================================================================

   ELECTRICAL PRODUCTS [7.7%]
   AES (A)
     9.000%, 05/15/15                                   300                 328
     7.750%, 03/01/14                                   100                 105
   Allegheny Energy Supply
     7.800%, 03/15/11                                   200                 218
   Aquila
     7.625%, 11/15/09                                   100                 102
   Calpine (A)
     8.750%, 07/15/13                                   150                 123
     8.500%, 07/15/10                                   200                 164
   Calpine Generating (C)
     10.041%, 04/01/10                                  200                 208
   CMS Energy
     7.500%, 01/15/09                                   100                 103
     6.875%, 12/15/15                                   150                 151
   Edison Mission Energy
     7.730%, 06/15/09                                   200                 206
   ESI Tractebel Acquisitions,
     Ser B
     7.990%, 12/30/11                                    63                  66
   Freescale Semiconductors
     7.125%, 07/15/14                                   200                 213
   Mirant North America (A)
     7.375%, 12/31/13                                   150                 152
   Motors & Gears, Ser D
     10.750%, 11/15/06                                  150                 144
   NRG Energy
     8.000%, 12/15/13                                   123                 137
   Reliant Resources
     9.500%, 07/15/13                                   200                 201
   Sanmina-SCI
     10.375%, 01/15/10                                  150                 166
   Sierra Pacific Resources
     8.625%, 03/15/14                                   200                 216
   TECO Energy
     7.200%, 05/01/11                                   100                 106

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

DESCRIPTION                               FACE AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------
   Texas Genco (A)
      6.875%, 12/15/14                    $             100      $          108
   -----------------------------------------------------------------------------
   TOTAL ELECTRICAL PRODUCTS                                              3,217
   =============================================================================

   ENTERTAINMENT [8.8%]
   AMC Entertainment
      9.875%, 02/01/12                                  100                  98
      9.500%, 02/01/11                                   72                  71
   Ameristar Casinos
      10.750%, 02/15/09                                 100                 106
   Aztar
      9.000%, 08/15/11                                  100                 106
   Bombardier Recreational
      Products
      8.375%, 12/15/13                                  150                 150
   Carmike Cinemas
      7.500%, 02/15/14                                  200                 187
   Chukchansi Economic
      Development Authority (A)
      8.000%, 11/15/13                                  150                 154
   Cinemark USA
      9.000%, 02/01/13                                  100                 106
   Circus & Eldorado Joint
      Venture/Silver Legacy
      Capital
      10.125%, 03/01/12                                 150                 159
   Herbst Gaming
      8.125%, 06/01/12                                  150                 156
   Inn of the Mountain Gods
      12.000%, 11/15/10                                 100                  99
   Isle of Capri Casinos
      7.000%, 03/01/14                                  200                 195
   Kerzner International (A)
      6.750%, 10/01/15                                  200                 194
   Leslie's Poolmart
      7.750%, 02/01/13                                  100                 100
   MGM Mirage
      8.500%, 09/15/10                                  200                 217
      6.750%, 09/01/12                                  100                 101
      6.000%, 10/01/09                                  100                  99
   Mohegan Tribal Gaming
      Authority
      7.125%, 08/15/14                                  150                 154
   MTR Gaming Group, Ser B
      9.750%, 04/01/10                                  200                 213
   OED/Diamond Jo
      8.750%, 04/15/12                                  100                  98
   Penn National Gaming
      8.875%, 03/15/10                                  100                 105
      6.875%, 12/01/11                                  100                 101
   Six Flags
      9.750%, 04/15/13                                  150                 147
   Speedway Motorsports
      6.750%, 06/01/13                                  100                 101

DESCRIPTION                               FACE AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------
   Station Casinos
      6.875%, 03/01/16                    $              50      $           51
   Tunica-Biloxi Gaming
      Authority (A)
      9.000%, 11/15/15                                  125                 125
   Waterford Gaming (A)
      8.625%, 09/15/12                                  122                 130
   Windsor Woodmount Black
      Hawk, Ser B (D)
      13.000%, 03/15/05                                  18                   1
   Wynn Las Vegas
      6.625%, 12/01/14                                  150                 146
   -----------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                                                    3,670
   =============================================================================

   FINANCIAL SERVICES [1.8%]
   General Motors Acceptance
      6.750%, 12/01/14                                  675                 607
   JSG Funding
      7.750%, 04/01/15                                  150                 125
   -----------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                                 732
   =============================================================================

   FOOD, BEVERAGE [4.5%]
   Chiquita Brands International
      7.500%, 11/01/14                                  100                  88
   Del Monte
      8.625%, 12/15/12                                   50                  53
   Doane Pet Care (A)
      10.625%, 11/15/15                                 100                 104
   Dominos
      8.250%, 07/01/11                                   75                  78
   Friendly Ice Cream
      8.375%, 06/15/12                                  200                 178
   General Nutrition Center
      8.500%, 12/01/10                                  150                 129
   Land O' Lakes
      8.750%, 11/15/11                                    6                   6
   Le-Natures (A)
      10.000%, 06/15/13                                 150                 157
   Leiner Health Products
      11.000%, 06/01/12                                 100                  94
   National Beef Packaging
      10.500%, 08/01/11                                 100                 104
   National Wine & Spirits
      10.125%, 01/15/09                                 100                 101
   Pinnacle Foods
      8.250%, 12/01/13                                  150                 143
   Smithfield Foods, Ser B
      8.000%, 10/15/09                                  350                 369
   Swift
      12.500%, 01/01/10                                 200                 211

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

DESCRIPTION                               FACE AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------
   WH Holdings/WH Capital
      9.500%, 04/01/11                    $              60      $           65
   -----------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE                                                   1,880
   =============================================================================

   FORESTRY [0.1%]
   Tembec Industries
      7.750%, 03/15/12                                  100                  53
   =============================================================================

   MACHINERY [1.5%]
   Case New Holland
      9.250%, 08/01/11                                  100                 107
   Cummins
      9.500%, 12/01/10                                  150                 162
   Dresser-Rand Group (A)
      7.375%, 11/01/14                                  133                 137
   Resolution Performance
      Products
      13.500%, 11/15/10                                 100                 106
   Terex
      7.375%, 01/15/14                                  100                  99
   -----------------------------------------------------------------------------
   TOTAL MACHINERY                                                          611
   =============================================================================

   MEDICAL [4.4%]
   Alpharma
      8.625%, 05/01/11                                  150                 163
   Bio-Rad Laboratories
      7.500%, 08/15/13                                  100                 106
   Biovail
      7.875%, 04/01/10                                  100                 104
   CDRV Investors (B)
      11.110%, 01/01/15                                 200                 122
   Concentra Operating
      9.500%, 08/15/10                                  100                 103
   Davita
      7.250%, 03/15/15                                   50                  51
   Extendicare Health
      6.875%, 05/01/14                                  100                  98
   Genesis Healthcare
      8.000%, 10/15/13                                  100                 105
   MQ Associates (B)
      16.815%, 08/15/12                                 150                  85
   Mylan Laboratories (A)
      5.750%, 08/15/10                                  150                 150
   Omnicare
      6.750%, 12/15/13                                  250                 253
   Pacificare Health Systems
      10.750%, 06/01/09                                  65                  70
   Tenet Healthcare (A)
      9.250%, 02/01/15                                  200                 199

DESCRIPTION                               FACE AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------
   Universal Hospital Services
      10.125%, 11/01/11                   $             200      $          207
   -----------------------------------------------------------------------------
   TOTAL MEDICAL                                                          1,816
   =============================================================================

   MEDICAL PRODUCTS & SERVICES [0.3%]
   Vanguard Health Holding
      9.000%, 10/01/14                                  100                 106
   =============================================================================

   MISCELLANEOUS BUSINESS SERVICES [2.2%]
   Allied Security Escrow
      11.375%, 07/15/11                                 150                 145
   Carriage Services
      7.875%, 01/15/15                                  200                 203
   CCM Merger (A)
      8.000%, 08/01/13                                  225                 216
   Integrated Alarm Services
      Group (A)
      12.000%, 11/15/11                                 100                  99
   Nell Af Sarl (A)
      8.375%, 08/15/15                                  250                 248
   -----------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES                                    911
   =============================================================================

   MISCELLANEOUS MANUFACTURING [0.9%]
   Aearo
      8.250%, 04/15/12                                  150                 152
   KI Holdings (B)
      10.532%, 11/15/14                                 250                 164
   Maax Holdings (B)
      26.134%, 12/15/12                                 200                  62
   -----------------------------------------------------------------------------
   TOTAL MISCELLANEOUS MANUFACTURING                                        378
   =============================================================================

   PAPER & RELATED PRODUCTS [2.0%]
   Abitibi-Consolidated
      7.750%, 06/15/11                                  100                  95
   Appleton Papers
      9.750%, 06/15/14                                  100                  93
   Georgia-Pacific
      7.700%, 06/15/15                                  100                  97
   JSG Funding
      9.625%, 10/01/12                                  100                 100
   Neenah Paper
      7.375%, 11/15/14                                  150                 135
   Norampac
      6.750%, 06/01/13                                  100                  97
   Norske Skog Canada
      7.375%, 03/01/14                                  250                 219
   -----------------------------------------------------------------------------
   TOTAL PAPER & RELATED PRODUCTS                                           836
   =============================================================================

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

DESCRIPTION                               FACE AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------
   PETROLEUM & FUEL PRODUCTS [12.0%]
   Atlas Pipeline Partners (A)
      8.125%, 12/15/15                    $             200      $          202
   Chesapeake Energy
      6.250%, 01/15/18                                  100                  98
      6.875%, 01/15/16                                  200                 205
   Clayton William Energy
      7.750%, 08/01/13                                  150                 144
   Colorado Interstate Gas (A)
      6.800%, 11/15/15                                  150                 153
   Comstock Resources
      6.875%, 03/01/12                                  150                 147
   Dynegy Holdings (A)
      10.125%, 07/15/13                                 150                 169
      6.875%, 04/01/11                                  100                  98
   El Paso
      7.000%, 05/15/11                                  275                 273
   El Paso Natural Gas
      7.625%, 08/01/10                                  150                 158
   El Paso Production Holding
      7.750%, 06/01/13                                  200                 207
   Forest Oil
      8.000%, 06/15/08                                  150                 156
      8.000%, 12/15/11                                  100                 109
   Frontier Oil
      6.625%, 10/01/11                                  150                 153
   Giant Industries
      8.000%, 05/15/14                                  200                 207
   Pacific Energy
      7.125%, 06/15/14                                  100                 103
      6.250%, 09/15/15 (A)                              250                 246
   Parker Drilling
      9.625%, 10/01/13                                  150                 167
   Plains Exploration & Production
      8.750%, 07/01/12                                  150                 162
   Pogo Producing (A)
      6.875%, 10/01/17                                  300                 293
   Pride International
      7.375%, 07/15/14                                  100                 107
   Range Resources
      6.375%, 03/15/15                                   50                  49
   Semco Energy
      7.125%, 05/15/08                                  250                 254
   Swift Energy
      7.625%, 07/15/11                                  100                 102
   Targa Resources (A)
      8.500%, 11/01/13                                  200                 205
   Vintage Petroleum
      7.875%, 05/15/11                                  100                 105
   Whiting Petroleum (A)
      7.000%, 02/01/14                                  300                 301
   Williams
      8.125%, 03/15/12                                  200                 218
      7.625%, 07/15/19                                   50                  54

DESCRIPTION                               FACE AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------
      6.375%, 10/01/10 (A)                $             150      $          150
   -----------------------------------------------------------------------------
    TOTAL PETROLEUM & FUEL PRODUCTS                                       4,995
   =============================================================================

   PRINTING & PUBLISHING [3.1%]
   American Color Graphics
      10.000%, 06/15/10                                 100                  70
   Dex Media (B)
      8.647%, 11/15/13                                  200                 159
   Dex Media East
      9.875%, 11/15/09                                  100                 108
   Dex Media West, Ser B
      8.500%, 08/15/10                                  100                 105
   Emmis Operating
      6.875%, 05/15/12                                  150                 149
   Haights Cross Operating
      11.750%, 08/15/11                                 200                 212
   JII Holdings
      13.000%, 04/01/07                                  70                  61
   Primedia
      8.000%, 05/15/13                                  100                  85
   RH Donnelley
      6.875%, 01/15/13                                  200                 184
   Sheridan Group
      10.250%, 08/15/11                                 150                 154
   -----------------------------------------------------------------------------
   TOTAL PRINTING & PUBLISHING                                            1,287
   =============================================================================

   REAL ESTATE INVESTMENT TRUST [0.4%]
   Host Marriott, Ser O
      6.375%, 03/15/15                                  150                 150
   =============================================================================

   RETAIL [3.2%]
   Asbury Automotive Group
      9.000%, 06/15/12                                  150                 150
   Autonation
      9.000%, 08/01/08                                  100                 107
   Delhaize America
      8.125%, 04/15/11                                  125                 136
   Denny's Holdings
      10.000%, 10/01/12                                 150                 152
   Jean Countu Group
      8.500%, 08/01/14                                  150                 137
   Landry's Restaurants, Ser B
      7.500%, 12/15/14                                  100                  94
   Mortons Restaurant Group
      7.500%, 07/01/10                                  200                 198
   Pantry
      7.750%, 02/15/14                                  100                 100
   Rite Aid
      8.125%, 05/01/10                                  100                 102

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

DESCRIPTION                               FACE AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------
   True Temper Sports
      8.375%, 09/15/11                    $             150      $          135
   -----------------------------------------------------------------------------
   TOTAL RETAIL                                                           1,311
   =============================================================================

   RUBBER & PLASTIC [0.4%]
   Goodyear Tire & Rubber (A)
      9.000%, 07/01/15                                  150                 148
   =============================================================================

   SEMI-CONDUCTORS [1.1%]
   Advanced Micro Devices
      7.750%, 11/01/12                                  100                 101
   Fisher Scientific International
      6.750%, 08/15/14                                  150                 156
      6.125%, 07/01/15 (A)                              100                 100
   Flextronics International
      6.250%, 11/15/14                                  100                  99
   -----------------------------------------------------------------------------
   TOTAL SEMI -CONDUCTORS                                                   456
   =============================================================================

   STEEL & STEEL WORKS [1.3%]
   AK Steel
      7.875%, 02/15/09                                  115                 109
      7.750%, 06/15/12                                  200                 181
   Gerdau Ameristeel
      10.375%, 07/15/11                                 100                 110
   International Steel Group
      6.500%, 04/15/14                                  150                 150
   -----------------------------------------------------------------------------
   TOTAL STEEL & STEEL WORKS                                                550
   =============================================================================

   TELEPHONES & TELECOMMUNICATIONS [9.5%]
   Airgate PCS (A)
      9.375%, 09/01/09                                  100                 104
   American Cellular, Ser B
      10.000%, 08/01/11                                 150                 163
   American Tower
      7.125%, 10/15/12                                  150                 154
   Centennial Communications
      10.125%, 06/15/13                                 100                 109
      8.125%, 02/01/14                                   50                  51
   Cincinnati Bell
      8.375%, 01/15/14                                  185                 182
   Dobson Cellular Systems
      9.875%, 11/01/12                                  230                 254
   Dobson Communications (A) (C)
      8.400%, 10/15/12                                  250                 249
   Insight Midwest
      9.750%, 10/01/09                                  200                 206
   IPCS
      11.500%, 05/01/12                                 150                 172
   IWO Escrow (B)
      9.469%, 01/15/15                                  100                  72

                                           FACE AMOUNT
DESCRIPTION                               (000)/SHARES             VALUE (000)
--------------------------------------------------------------------------------
   Nextel Communications, Ser D
      7.375%, 08/01/15                    $             350     $           369
   Nextel Partners
      8.125%, 07/01/11                                  150                 160
   PanAmSat
      9.000%, 08/15/14                                   96                 101
   Qwest (A)
      7.625%, 06/15/15                                  564                 603
      5.625%, 11/15/08                                  100                  99
   Rogers Wireless
      9.625%, 05/01/11                                  100                 115
      7.250%, 12/15/12                                   50                  53
   Rural Cellular
      9.750%, 01/15/10                                  200                 202
   SBA Telecommunications (B)
      7.593%, 12/15/11                                   98                  91
   Telenet Group Holding (A) (B)
      9.568%, 06/15/14                                   22                  18
   Time Warner Telecom Holdings
      9.250%, 02/15/14                                  100                 106
   Triton PCS
      8.500%, 06/01/13                                  150                 140
   UbiquiTel Operating
      9.875%, 03/01/11                                  150                 166
   -----------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  3,939
   =============================================================================

   TRANSPORTATION SERVICES [1.2%]
   American Commercial Lines
      9.500%, 02/15/15                                   97                 105
   H-Lines Financial Holdings (B)
      10.124%, 04/01/13                                 130                 108
   NCL
      10.625%, 07/15/14                                 100                 103
   Ship Finance
      8.500%, 12/15/13                                  200                 187
   -----------------------------------------------------------------------------
   TOTAL TRANSPORTATION SERVICES                                            503
   =============================================================================

   WHOLESALE [0.2%]
   Collins & Aikman Floor Cover,
      Ser B
      9.750%, 02/15/10                                  100                  88
   =============================================================================

      TOTAL CORPORATE BONDS
         (Cost $40,694)                                                  40,703
      ==========================================================================

COMMON STOCK [0.1%]

   COMMERCIAL SERVICES [0.0%]
   Magellan Health Services *                            69                   2
   =============================================================================

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

DESCRIPTION                                         SHARES         VALUE (000)
--------------------------------------------------------------------------------
   RETAIL [0.1%]
   Crunch Equity Holding*                       $        56       $          57
   =============================================================================

      TOTAL COMMON STOCK
         (Cost $61)                                                          59
      ==========================================================================

WARRANTS [0.0%]

   Dayton Superior*, Expires
      06/15/09 (A)                                      100                  --
   Diva Systems*, Expires
      03/01/08 (A)                                      600                  --
   Pliant, Expires 06/01/10 (A)                         100                  --
   -----------------------------------------------------------------------------
      TOTAL WARRANTS
         (Cost $0)                                                           --
      ==========================================================================

      TOTAL INVESTMENTS [98.1%]
         (Cost $40,755) +                                         $      40,762
      ==========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $41,551 (000'S).

*     NON-INCOME PRODUCING SECURITY

+ AT DECEMBER 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $40,755 (000'S), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,110 (000'S) AND ($1,103) (000'S), RESPECTIVELY.

(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." ON DECEMBER 31, 2005, THE VALUE OF THESE SECURITIES AMOUNTED TO $7,497 (000'S), REPRESENTING 18.0% OF THE NET ASSETS OF THE FUND.

(B) STEP BOND -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2005. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

(C) FLOATING RATE SECURITY-- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2005.

(D)   IN DEFAULT ON INTEREST PAYMENTS

SER   -- SERIES

AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OF HAVE BEEN ROUNDED TO $0.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND

DESCRIPTION                                 FACE AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) [42.9%]

   ASSET BACKED SECURITIES [17.7%]
   Barton Capital (D)
      4.280%, 01/20/06                          $    25,000       $      24,944
   Eiffel Funding (D)
      4.430%, 03/27/06                               25,000              24,739
   Kitty Hawk Funding
      4.320%, 01/03/06                               25,000              24,994
   Laguna (D)
      4.360%, 02/01/06                               25,000              24,906
   Premier Asset (D)
      4.360%, 02/23/06                               25,000              24,840
   Scaldis Capital
      4.300%, 01/25/06                               25,000              24,928
   Windmill Funding (D)
      4.340%, 02/22/06                               25,000              24,843
   -----------------------------------------------------------------------------
   TOTAL ASSET BACKED SECURITIES                                        174,194
   =============================================================================

   BANKS [10.1%]
   Deutsche Bank
      4.280%, 01/04/06                               25,000              24,991
   Prudential
      4.220%, 01/06/06                               25,000              24,986
   Societe Generale
      4.280%, 02/01/06                               25,000              24,908
   UBS Finance
      4.135%, 01/03/06                               25,000              24,994
   -----------------------------------------------------------------------------
   TOTAL BANKS                                                           99,879
   =============================================================================

   FINANCE AUTO LOANS [2.5%]
   Toyota Motor Credit
      4.230%, 01/06/06                               25,000              24,985
   =============================================================================

   FINANCIAL SERVICES [7.6%]
   American Express
      4.246%, 01/03/06                               25,000              24,994
   General Electric Capital
      4.260%, 01/20/06                               25,000              24,944
   ING Funding
      4.360%, 02/27/06                               25,000              24,827
   -----------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                              74,765
   =============================================================================

   INSURANCE [2.5%]
   Prudential Fund
      4.140%, 01/03/06                               25,000              24,994
   =============================================================================

DESCRIPTION                                 FACE AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
   TRANSPORTATION SERVICES [2.5%]
   United Parcel Service
      4.000%, 01/03/06                          $    25,000       $      24,994
   =============================================================================

      TOTAL COMMERCIAL PAPER (A)
         (Cost $423,811)                                                423,811
      ==========================================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [9.6%]

   FHLB
      3.070%, 02/13/06                                5,000               5,000
      3.900%, 05/24/06 (B)                           10,000              10,000
      3.850%, 06/22/06 (B)                            5,000               5,000
      3.850%, 07/11/06 (B)                            5,000               5,000
      3.900%, 08/09/06 (B)                            5,000               5,000
      3.750%, 08/11/06 (B)                            5,000               5,000
      3.900%, 09/13/06 (B)                            5,000               5,000
      4.050%, 09/29/06                                5,000               5,000
      4.550%, 12/29/06                                5,000               5,000
      4.600%, 01/08/07                                5,000               5,000
   FHLMC, MTN
      2.980%, 02/03/06                                5,000               5,000
      3.050%, 02/28/06                               10,000              10,000
      3.500%, 03/21/06 (B)                            5,000               5,000
      4.000%, 04/12/06 (B)                            5,000               5,000
      3.625%, 05/15/06 (B)                            5,000               5,000
   FNMA
      3.750%, 06/21/06 (B)                           10,000              10,000
--------------------------------------------------------------------------------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $95,000)                                                  95,000
      ==========================================================================

CORPORATE BONDS [2.5%]

   BANKS [2.5%]
   Bank of America (A)
      4.310%, 11/07/06                               25,000              25,000
   =============================================================================

      TOTAL CORPORATE BONDS
         (Cost $25,000)                                                  25,000
      ==========================================================================

CERTIFICATES OF DEPOSIT [2.5%]

   First Tennessee Bank
      4.220%, 01/20/06                               25,000              25,000
--------------------------------------------------------------------------------
      TOTAL CERTIFICATES OF DEPOSIT
         (Cost $25,000)                                                  25,000
      ==========================================================================

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND

                                             SHARES/FACE AMOUNT
DESCRIPTION                                         (000)           VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT [0.0%]

   Fidelity Institutional Domestic
      Money Market Portfolio, Cl I
      3.150%*                                       102,769       $         103
--------------------------------------------------------------------------------
      TOTAL CASH EQUIVALENT
         (Cost $103)                                                        103
      ==========================================================================

REPURCHASE AGREEMENTS (C) [42.7%]

   Banc of America 4.270%, dated
      12/30/05, repurchased on
      01/03/06, repurchase price
      $100,047,444 (collateralized
      by a U.S. Government
      obligation; par value
      $113,054,463, 5.000%,
      04/01/35; with total market
      value $102,000,000)                       $   100,000             100,000
   Barclay's Bank 4.270%, dated
      12/30/05, repurchased on
      01/03/06, repurchase price,
      $122,257,977 (collateralized
      by U.S. Government
      obligations, ranging in par
      value $565,133-$47,071,027,
      5.000%-6.000%,
      07/01/24-07/01/35; with total market
      value $124,644,000)                           122,200             122,200
   Bear Stearns 4.270%, dated
      12/30/05, repurchased on
      01/03/06, repurchase price
      $100,047,444 (collateralized
      by U.S. Government
      obligations, ranging in par
      value $10,205,000-
      $46,966,976, 3.354%-
      5.138%, 04/01/34-
      11/01/35; with total market
      value $102,002,519)                           100,000             100,000

DESCRIPTION                                 FACE AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
   Nomura 4.250%, dated
      12/30/05, repurchased on
      01/03/06, repurchase price
      $100,047,222 (collateralized
      by U.S. Government
      obligations, ranging in par
      value $2,533,915-
      $99,451,379, 4.041%-
      5.190%, 12/01/34-
      09/01/35; with total market
      value $102,000,000)                       $   100,000       $     100,000
--------------------------------------------------------------------------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $422,200)                                                422,200
      ==========================================================================

      TOTAL INVESTMENTS [100.2%]
         (Cost $991,114) +                                        $     991,114
      ==========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $989,128 (000'S).

*     RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2005.

+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

(A)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) STEP BOND -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2005. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

(C)   TRI-PARTY REPURCHASE AGREEMENT

(D) SECURITY EXEMPT FROM REGISTRATION UNDER RULE144A OF THE SECURITIES ACT OF 1933, AS AMENDED. THIS SECURITY MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. SECURITY CONSIDERED LIQUID. ON DECEMBER 31, 2005, THE VALUE OF THESE SECURITIES AMOUNTED TO $124,272 (000), REPRESENTING 12.6% OF THE NET ASSETS OF THE FUND.

CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND

DESCRIPTION                               FACE AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS [67.5%]

   FFCB
        4.140%, 01/04/06 (A)              $          50,000       $      49,983
        4.140%, 01/09/06 (A)                         25,000              24,977
   FHLB
        4.194%, 01/11/06 (A)                        200,000             199,768
        4.182%, 01/13/06 (A)                        200,000             199,722
        3.070%, 02/13/06                             20,000              20,000
        3.900%, 05/24/06 (B)                         18,215              18,211
        3.850%, 06/22/06 (B)                         20,000              20,000
        3.850%, 07/11/06 (B)                         25,000              25,000
        3.900%, 08/09/06 (B)                         27,395              27,395
        3.750%, 08/11/06 (B)                         25,000              25,000
        3.950%, 08/25/06 (B)                         25,000              25,000
        3.900%, 09/13/06 (B)                         25,000              25,000
        4.050%, 09/29/06                             25,000              25,000
        4.550%, 12/29/06                             25,000              25,000
        4.600%, 01/08/07                             25,000              25,000
   FHLMC, MTN
        2.980%, 02/03/06                             20,000              20,000
        3.050%, 02/28/06                             25,000              25,000
        3.500%, 03/21/06 (B)                         25,000              25,000
        4.000%, 04/12/06 (B)                         25,000              25,000
        3.625%, 05/15/06 (B)                         25,000              25,000
   FNMA
        4.020%, 01/03/06 (A)                        161,380             161,344
        4.140%, 01/05/06 (A)                        200,000             199,908
        4.100%, 01/09/06 (A)                         50,000              49,954
        4.150%, 01/11/06 (A)                        200,000             199,769
        3.625%, 05/05/06 (B)                         25,000              25,000
        3.750%, 06/21/06 (B)                         20,000              20,000
        3.500%, 07/26/06 (B)                         10,000              10,000
--------------------------------------------------------------------------------
        TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $1,521,031)                                              1,521,031
       =========================================================================

REPURCHASE AGREEMENTS (C) [32.6%]

   Bank of America 4.270%, dated
        12/30/05, repurchased on
        01/03/06, repurchase price
        $25,011,861 (collateralized by
        U.S. Government obligations,
        ranging in par value
        $48,476,451-$71,066,085,
        4.041%-4.584%,
        05/01/33-09/01/35; with total
        market value $91,800,000)                   125,000             125,000

DESCRIPTION                               FACE AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------
   Barclay Bank 4.270%, dated
        12/30/05, repurchased on
        01/03/06, repurchase price
        $193,291,663 (collateralized by
        U.S. Government obligations,
        ranging in par value
        $11,615,835-$44,297,811,
        4.847%-6.000%,
        04/01/20-11/01/35; with total
        market value $197,064,000)        $         193,200       $     193,200
   Bear Stearns Inc. & Co. 4.270%,
        dated 12/30/05, repurchased on
        01/03/06, repurchase price
        $125,059,306 (collateralized by
        a U.S. Government obligations,
        ranging in par value
        $21,005,000-$45,416,947,
        3.354%-5.696%,
        10/01/16-10/01/35, with total
        market value $127,500,571)                  125,000             125,000
   Deutsche Bank 4.250%, dated
        12/30/05, repurchased on
        01/03/06, repurchase price
        $100,047,222 (collateralized by
        U.S. Government obligations,
        ranging in par value
        $574,922-$22,846,089,
        3.408%-5.500%,
        12/01/18-11/15/35; with total
        market value $102,000,000)                  100,000             100,000
   Nomura 4.250%, dated 12/30/05,
        repurchased on 01/03/06,
        repurchase price $90,042,500
        (collateralized by U.S.
        Government obligations, ranging
        in par value
        $48,476,451-$71,066,085,
        4.041%-4.584%,
        05/01/33-09/01/35; with total
        market value $91,800,000)                    90,000              90,000

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND

DESCRIPTION                               FACE AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------
   UBS Warburg 4.260%, dated
        12/30/05, repurchased on
        01/03/06, repurchase price
        $100,047,333 (collateralized by
        U.S. Government obligations,
        ranging in par value
        $58,605,000-$85,336,333,
        4.640%-5.436%,
        12/01/28-12/01/34; with total
        market value $102,001,117)        $         100,000       $     100,000
--------------------------------------------------------------------------------
        TOTAL REPURCHASE AGREEMENTS
           (Cost $733,200)                                              733,200
        ========================================================================

        TOTAL INVESTMENTS [100.1%]
           (Cost $2,254,231) +                                    $   2,254,231
        ========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $2,252,622 (000'S).

+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

(A)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) STEP BOND -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2005. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

(C)   TRI-PARTY REPURCHASE AGREEMENT

FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND

DESCRIPTION                                   FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS [102.9%]

   CALIFORNIA [102.9%]
   ABAG, Finance Authority for
      Non-Profit
      Corporations, Hamlin
      School Project,
      Ser A, GO (A) (B) (C)
      3.550%, 08/01/32                        $           1,500   $       1,500
   ABAG, Finance Authority for
      Non-Profit
      Corporations, Public
      Policy Institute,
      Ser A, RB (A) (B) (C)
      3.550%, 11/01/31                                    2,955           2,955
   ABAG, Finance Authority for
      Non-Profit
      Corporations, School of
      the Sacred Heart, Ser
      B, RB (A) (B) (C)
      3.650%, 06/01/30                                    8,300           8,300
   ABAG, Finance Authority for
      Non-Profit
      Corporations, Ser C,
      COP (A) (B) (C)
      3.700%, 10/01/27                                    9,895           9,895
   ABAG, Finance Authority for
      Non-Profit
      Corporations, Ser D,
      COP (A) (B) (C)
      3.700%, 10/01/27                                    2,555           2,555
   ABAG, Financial Authority
      for Non-Profit
      Corporations, Jewish
      Community Center
      Project, RB (A) (B) (C)
      3.700%, 11/15/31                                    8,570           8,570
   Anaheim, Multi-Family
      Housing Authority,
      Heritage Village
      Apartments Project, Ser
      A, RB (A) (B) (D)
      3.440%, 07/15/33                                    4,685           4,685
   Antelope Valley, Healthcare
      Project, Ser A, RB
      (A) (B) (C)
      3.550%, 09/01/17                                   13,900          13,900
   Berkeley, Unified School
      District, TRAN
      4.500%, 11/01/06                                    6,000           6,076
   Berkeley, YMCA Project, RB
      (A) (B) (C)
      3.480%, 06/01/23                                    1,905           1,905
   California State, Bay Area
      Toll Authority, San
      Francisco Bay Area
      Project, Ser A, RB,
      AMBAC (A) (B)
      3.490%, 04/01/39                                   10,800          10,800
   California State, Bay Area
      Toll Authority, San
      Francisco Bay Area
      Project, Ser B, RB,
      AMBAC (A) (B)
      3.430%, 04/01/39                                    4,500           4,500

DESCRIPTION                                   FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   California State, Community
      College Financing
      Authority, Ser A, TRAN,
      FSA 4.000%, 06/30/06                    $           4,500   $      4,530
   California State, Daily
      Kindergarten
      University,
      Ser A-2, GO (A) (B) (C)
      3.700%, 05/01/34                                    5,400          5,400
   California State, Daily
      Kindergarten University,
      Ser A-3, GO (A) (B) (C)
      3.750%, 05/01/34                                   11,385         11,385
   California State, Daily
      Kindergarten
      University,
      Ser A-5, GO (A) (B) (C)
      3.750%, 05/01/34                                    8,000          8,000
   California State,
      Department of Water
      Resource & Power, Ser
      B-4, RB (A) (B) (C)
      3.750%, 05/01/22                                    4,400          4,400
   California State,
      Department of Water
      Resource & Power, Ser
      C-13, RB, FSA (A) (B)
      3.450%, 05/01/22                                    5,000          5,000
   California State,
      Department of Water
      Resource & Power, Ser
      C-15, RB (A) (B) (C)
      3.400%, 05/01/22                                    5,000          5,000
   California State,
      Department of Water
      Resources, Ser B-1, RB
      (A) (B) (C)
      3.700%, 05/01/22                                   17,300         17,300
   California State,
      Department of Water
      Resource & Power, Ser
      B-6, RB (A) (B) (C)
      3.620%, 05/01/22                                    1,200          1,200
   California State,
      Department Water
      Resource & Power,
      Sub-Ser F-4, RB (A) (B) (C)
      3.200%, 05/01/22                                    6,000          6,000
   California State, Economic
      Development Financing
      Authority, KQED
      Project, RB (A) (B) (C)
      3.450%, 04/01/20                                    1,400          1,400
   California State, Economic
      Recovery Authority, Ser
      C-1, RB (A) (B)
      3.750%, 07/01/23                                    3,250          3,250
   California State, Economic
      Recovery Authority,
      Ser C-10, RB (A) (B) (C)
      3.520%, 07/01/23                                    8,000          8,000
   California State, Economic
      Recovery Authority,
      Ser C-12, RB (A) (B)
      3.450%, 07/01/23                                    1,100          1,100

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND

DESCRIPTION                                   FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   California State, Economic
      Recovery Authority, Ser
      C-13, RB, XLCA (A) (B)
      3.550%, 07/01/23                        $           5,000   $       5,000
   California State, Economic
      Recovery Authority, Ser
      C-3, RB (A) (B)
      3.720%, 07/01/23                                    2,800           2,800
   California State, Economic
      Recovery Authority, Ser
      C-4, RB (A) (B)
      3.700%, 07/01/23                                   10,000          10,000
   California State, Economic
      Recovery Authority, Ser
      C-7, RB (A) (B) (C)
      3.750%, 07/01/23                                    5,350           5,350
   California State, Economic
      Recovery Authority, Ser
      C-8, RB (A) (B) (C)
      3.650%, 07/01/23                                    3,000           3,000
   California State,
      Educational Facilities
      Authority, Chapman
      University Project, RB
      (A) (B) (C)
      3.600%, 12/01/30                                    1,000           1,000
   California State,
      Educational Facilities
      Authority, University
      San Francisco, RB
      (A) (B) (C)
      3.450%, 05/01/30                                    4,000           4,000
   California State, Golden
      Valley Unified School
      District, BAN
      3.750%, 03/08/06                                    4,800           4,812
   California State, Health
      Facilities Finance
      Authority, Adventist
      Health Systems Project,
      Ser B, RB
      (A) (B) (C)
      3.700%, 09/01/25                                    4,400           4,400
   California State, Health
      Facilities Finance
      Authority, Adventist
      Hospital Project, Ser
      A, RB, MBIA (A) (B)
      3.700%, 09/01/28                                    6,875           6,875
   California State, Housing
      Finance Agency,
      Multi-Family Housing
      Project, Ser D, RB (A) (B)
      3.750%, 02/01/31                                    9,265           9,265
   California State,
      Infrastructure &
      Economic Authority,
      Asian Art Museum
      Foundation Project, RB,
      MBIA (A) (B)
      3.700%, 06/01/34                                   17,400          17,400

DESCRIPTION                                   FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   California State,
      Infrastructure &
      Economic Authority,
      Colburn School Project,
      Ser B, RB (A) (B) (C)
      3.500%, 08/01/37                        $           3,655   $       3,655
   California State, Ser A-1, GO
      (A) (B) (C)
      3.750%, 05/01/33                                    8,150           8,150
   California State, Ser A-2, GO
      (A) (B) (C)
      3.750%, 05/01/33                                   12,000          12,000
   California State, Weekly
      Kindergarten
      University,
      Ser B-5, GO (A) (B) (C)
      3.450%, 05/01/34                                    5,000           5,000
   California Statewide,
      Communities Development
      Authority, Childrens
      Hospital Project, Ser
      A, RB, AMBAC (A) (B)
      3.430%, 08/15/32                                    1,300           1,300
   California Statewide,
      Communities Development
      Authority, Childrens
      Hospital Project, Ser
      B, RB, AMBAC (A) (B)
      3.430%, 08/15/32                                    1,800           1,800
   California Statewide,
      Communities Development
      Authority, North
      Peninsula Jewish
      Project, RB
      (A) (B) (C)
      3.700%, 07/01/34                                    6,300           6,300
   Chaffey, Community College
      District, Election of
      2002 Project, Ser B,
      GO, MBIA
      3.000%, 06/01/06                                    2,150           2,153
   Corona, Multi-Family
      Housing Authority,
      Country Hills Project,
      Ser A, RB (A) (B) (D)
      3.430%, 02/01/25                                    6,475           6,475
   East Bay, Municipal
      Utilities District
      Authority, Ser A, RB,
      FSA (A) (B)
      3.430%, 06/01/25                                    1,300           1,300
   East Bay, Municipal
      Utilities District
      Authority, Sub-
      Ser 1, RB, XLCA (A) (B)
      3.430%, 06/01/38                                    6,700           6,700
   East Bay, Municipal
      Utilities District
      Authority, Sub-Ser B-1,
      RB, XLCA (A) (B)
      3.430%, 06/01/38                                    7,000           7,000

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND

DESCRIPTION                                   FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   East Bay, Municipal
      Utilities District
      Authority, Sub-Ser B-3,
      RB, XLCA (A) (B)
      3.450%, 06/01/38                        $          14,880   $      14,880
   Eastern California,
      Municipal Water
      District, COP, Ser B,
      TA, FGIC (A) (B)
      3.340%, 07/01/20                                    5,000           5,000
   Fremont, Family Center
      Finance Project, COP
      (A) (B) (C)
      3.500%, 08/01/28                                    4,400           4,400
   Fremont, Office Building
      Improvement & Fire
      Equipment Project, COP
      (A) (B) (C)
      3.500%, 08/01/30                                    3,395           3,395
   Fresno, Multi-Family
      Housing Authority,
      Stonepine Apartment
      Project, Ser A, RB
      (A) (B) (D)
      3.430%, 02/15/31                                    1,595           1,595
   Fresno, Palm Lakes
      Apartment Project, RB
      (A) (B) (C)
      3.530%, 05/01/15                                    3,615           3,615
   Glendale, Police Building
      Project, COP (A) (B)
      3.550%, 06/01/30                                   20,000          20,000
   Grant, Joint Union High
      School District, School
      Facility Bridge Funding
      Project, COP, FSA (A) (B)
      3.340%, 09/01/34                                    1,000           1,000
   Huntington Beach, Union
      High School District,
      School Facility Bridge
      Funding Project, COP,
      FSA (A) (B)
      3.340%, 09/01/28                                    1,890           1,890
   Irvine Ranch, Water
      District Conservation,
      Ser B, GO (A) (B) (C)
      3.802%, 08/01/09                                    1,230           1,230
   Irvine Ranch, Water
      District, Capital
      Improvement Project,
      COP (A) (B) (C)
      3.720%, 08/01/16                                    6,350           6,350
   Irvine Ranch, Water
      District, GO (A) (B) (C)
      3.720%, 01/01/21                                    9,400           9,400
   Irvine, Improvement Board,
      Act 1915 Project,
      District #93-14, SAB
      (A) (B) (C)
      3.720%, 09/02/25                                   10,436          10,436
   Irvine, Improvement Board,
      Act 1915 Project, Ser
      A, SAB (A) (B) (C)
      3.620%, 09/02/29                                    3,786           3,786

DESCRIPTION                                   FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   Kings County, Multi-Family
      Housing Authority,
      Edgewater Isle
      Apartments Project, Ser
      A, RB (A) (B) (D)
      3.430%, 02/15/31                        $          10,710   $      10,710
   Lemon Grove, Multifamily
      Housing, Hillside
      Terrace Project, RB
      (A) (B) (D)
      3.430%, 02/15/31                                    4,955           4,955
   Lodi, Electric System
      Authority, Ser A, COP,
      MBIA (A) (B)
      3.430%, 07/01/32                                    9,360           9,360
   Los Angeles County,
      Multi-Family Housing
      Authority, Malibu
      Canyon Apartments
      Project, Ser B, RB
      (A) (B) (C)
      3.450%, 06/01/10                                    8,000           8,000
   Los Angeles County, School
      District, Ser A, TRAN,
      FSA
      4.000%, 06/30/06                                    6,220           6,262
   Los Angeles County, Ser A,
      TRAN
      4.000%, 06/30/06                                    6,000           6,035
   Los Angeles, Department of
      Water & Power,
      Sub-Ser B-1, RB
      (A) (B)
      3.550%, 07/01/35                                   11,000          11,000
   Los Angeles, Department of
      Water & Power,
      Sub-Ser B-3, RB
      (A) (B)
      3.530%, 07/01/35                                    3,300           3,300
   Los Angeles, Department of
      Water, Sub-Ser -2, RB
      (A) (B)
      3.620%, 07/01/35                                    7,000           7,000
   Los Angeles, Metropolitan
      Transit Commission, Ser
      A, RB, FGIC (A) (B)
      3.430%, 07/01/12                                    7,200           7,200
   Los Angeles, Metropolitan
      Transportation
      Authority, Proposition
      C, Ser A, RB, MBIA
      (A) (B)
      3.340%, 07/01/20                                   11,085          11,085
   Los Angeles, Samuel A Fryer
      Vavney, Ser A, COP
      (A) (B) (C)
      3.450%, 08/01/21                                    7,000           7,000
   Los Angeles, TRAN
      4.000%, 06/30/06                                    5,370           5,407
   Los Angeles, Unified School
      District, Administration
      Building Project,
      Ser A, COP, AMBAC
      (A) (B)
      3.520%, 10/01/24                                    8,365           8,365

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND

DESCRIPTION                                   FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   Los Angeles, Water & Power
      Resource Authority,
      Power System Project,
      Sub-Ser A-7, RB (A) (B)
      3.450%, 07/01/35                        $          15,000   $      15,000
   Los Angeles, Water & Power
      Resource Authority,
      Sub-Ser B-2, RB (A) (B)
      3.410%, 07/01/34                                    2,000           2,000
   Los Angeles, Water & Power
      Resource Authority,
      Sub-Ser B-6, RB (A) (B)
      3.700%, 07/01/34                                    7,925           7,925
   Moorpark, Unified School
      District, Ser A, COP,
      FSA (A) (B)
      3.340%, 11/01/28                                    1,000           1,000
   Newport Beach, Hoag
      Memorial Hospital, Ser
      A, RB (A) (B)
      3.700%, 10/01/26                                    4,700           4,700
   Newport Beach, Hoag
      Memorial Hospital, Ser
      C, RB (A) (B)
      3.700%, 10/01/26                                    7,870           7,870
   Oakland, Capital Equipment
      Project, COP (A) (B) (C)
      3.550%, 12/01/15                                    3,890           3,890
   Oakland, TRAN
      4.000%, 07/17/06                                    6,000           6,044
   Oakland-Alameda County,
      Coliseum Project, Ser
      C-1, RB (A) (B) (C)
      3.520%, 02/01/25                                   15,000          15,000
   Orange County, Apartment
      Development Authority,
      Hidden Hills Project,
      Ser C, RB (A) (B)
      3.450%, 11/01/09                                    3,200           3,200
   Orange County, Apartment
      Development Authority,
      Larkspur Canyon
      Apartments, Ser A, RB
      (A) (B) (D)
      3.550%, 06/15/37                                    1,200           1,200
   Orange County, Apartment
      Development Authority,
      Riverbend Apartments
      Project, Ser B, RB
      (A) (B) (D)
      3.490%, 12/01/29                                    5,000           5,000
   Orange County, Apartment
      Development Authority,
      Seaside Meadow Project,
      Ser C, RB (A) (B) (D)
      3.430%, 08/01/08                                    8,000           8,000

DESCRIPTION                                   FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   Orange County, Sanitation
      District Authority, Ser
      A, COP (A) (B)
      3.620%, 08/01/29                        $          15,200   $      15,200
   Orange County, Water
      District Authority, Ser
      A, COP (A) (B)
      3.430%, 08/01/42                                    2,800           2,800
   Pasadena, Rose Bowl
      Improvements Project,
      COP (A) (B) (C)
      3.500%, 12/01/11                                    2,300           2,300
   Riverside County, Asset
      Leasing Authority,
      Southwest Justice
      Center Project, Ser B,
      RB, MBIA (A) (B)
      3.430%, 11/01/32                                    4,100           4,100
   Riverside County, Ser C,
      COP (A) (B) (C)
      3.340%, 12/01/15                                   15,700          15,700
   Riverside, Unified School
      District, Ser C, School
      Facility Bridge Funding
      Project, COP, FSA
      (A) (B)
      3.340%, 09/01/27                                    1,610           1,610
   Riverside-San Bernardino,
      Sub-Pass Thru
      Obligations,
      Ser B, RB
      3.500%, 07/01/06                                    1,350           1,350
   Sacramento County, Housing
      Authority, Bent Tree
      Apartments Project, Ser
      A, RB (A) (B) (D)
      3.430%, 02/15/31                                    2,500           2,500
   Sacramento County, Ser A,
      TRAN
      4.000%, 07/10/06                                   15,000          15,111
   San Bernardino County,
      Housing Authority, Alta
      Loma Heritage Project,
      Ser A, RB (A) (B) (C)
      3.370%, 02/01/23                                    1,354           1,354
   San Diego, County & School
      District Authority, Ser
      A, TRAN
      4.000%, 07/14/06                                    7,860           7,918
   San Diego, Museum of Art
      Project, COP (A) (B) (C)
      3.650%, 09/01/30                                    1,400           1,400
   San Diego, Unified School
      District, Ser A, TRAN
      4.000%, 07/24/06                                    3,000           3,022
   San Francisco (City &
      County), Housing
      Authority, Bayside
      Village Project D, Ser
      A, RB (A) (B) (C)
      3.450%, 12/01/16                                    6,000           6,000

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND

DESCRIPTION                                   FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   San Francisco, Bay Area
      Toll Authority, Ser A,
      RB, AMBAC (A) (B)
      3.490%, 04/01/36                        $          15,450   $      15,450
   San Francisco, Bay Area
      Toll Authority, Ser C,
      RB, AMBAC (A) (B)
      3.500%, 04/01/25                                    5,650           5,650
   San Jose, Redevelopment
      Agency, Merged Area
      Redevelopment Project,
      Ser A, RB (A) (B) (C)
      3.430%, 07/01/26                                    3,200           3,200
   Santa Clara County,
      Financing Authority,
      VMC Facility
      Replacement Project,
      Ser B, RB (A) (B)
      3.480%, 11/15/25                                   12,375          12,375
   Santa Clara Valley,
      Transportation
      Authority, Ser A, RB,
      AMBAC (A) (B)
      3.380%, 06/01/26                                    6,000           6,000
   Santa Clara Valley, Water
      District Authority,
      Refunding &
      Improvements Project,
      COP, FGIC
      4.000%, 02/01/06                                    3,990           3,997
   Southern California, Metro
      Water District
      Authority, Waterworks
      Authorization, Ser B-4
      (A) (B)
      3.430%, 07/01/35                                    9,350           9,350
   Southern California,
      Metropolitan Water
      District Authority, Ser
      B, RB (A) (B)
      3.450%, 07/01/27                                    2,100           2,100
   Southern California,
      Metropolitan Water
      District Authority, Ser
      C-2, RB (A) (B)
      3.750%, 07/01/36                                    4,650           4,650
   Southern California,
      Metropolitan Water
      District Authority,
      Water Works
      Authorization, Ser B,
      RB (A) (B)
      3.450%, 07/01/28                                    4,000           4,000
   Southern California,
      Metropolitan Water
      District, Ser A,
      RB (A) (B)
      3.530%, 07/01/25                                    3,300           3,300
   Southern California,
      Metropolitan Water
      District, Ser C-1,
      RB (A) (B)
      3.310%, 07/01/30                                    5,000           5,000

DESCRIPTION                                   FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   Southern California,
      Metropolitan Water
      District, Ser C-3,
      RB (A) (B)
      3.430%, 07/01/30                        $           6,200   $       6,200
   State Of California, Ser
      B-3, GO (A) (B) (C)
      3.520%, 05/01/33                                    6,100           6,100
   Stockton, Multi-Family
      Housing Authority,
      Mariners Pointe
      Project, Ser A, RB
      (A) (B) (C)
      3.580%, 09/01/18                                    2,100           2,100
   Sunnyvale, Government
      Center Site Acquisition
      Project, Ser A, COP,
      AMBAC (A) (B)
      3.480%, 04/01/31                                    4,405           4,405
   Three Valleys, Municipal
      Water District
      Authority, Miramar
      Water Treatment
      Project, COP (A) (B) (C)
      3.510%, 11/01/14                                    4,700           4,700
   Turlock, Irrigation
      District, Capital
      Improvement & Refunding
      Project, COP
      (A) (B) (C)
      3.700%, 01/01/31                                    3,450           3,450
   Upland, Community
      Redevelopment
      Authority, Sunset Ridge
      & Village Apartments
      Project, RB
      (A) (B) (C)
      3.490%, 12/01/29                                    6,700           6,700
   Westminster, Civic Center
      Refinancing Program,
      Ser A, COP, AMBAC
      (A) (B)
      3.550%, 06/01/22                                    3,100           3,100
   Yolo County, Multi-Family
      Housing Authority,
      Primero Grove Project,
      Ser A, RB (A) (B) (C)
      3.460%, 11/01/27                                   10,485          10,485
--------------------------------------------------------------------------------
TOTAL CALIFORNIA                                                        769,503
================================================================================

   TOTAL MUNICIPAL BONDS
      (Cost $769,503)                                                   769,503
   =============================================================================

   TOTAL INVESTMENTS [102.9%]
      (Cost $769,503) +                                           $     769,503
   =============================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $747,828 (000'S).

+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2005.

(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.

(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.

(D)   SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FHLMC/FNMA.

ABAG -- ASSOCIATION  OF BAY AREA  GOVERNMENTS
AMBAC -- AMERICAN  MUNICIPAL BOND ASSURANCE  COMPANY
BAN -- BOND ANTICIPATION NOTE
COP -- CERTIFICATE OF PARTICIPATION
FGIC -- FINANCIAL  GUARANTY  INSURANCE COMPANY
FHLMC -- FEDERAL HOME LOAN MORTGAGE  CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL  SECURITY  ASSISTANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL  BOND  INSURANCE  ASSOCIATION
RB -- REVENUE BOND
SAB -- SPECIAL  ASSESSMENT  BOND
SER -- SERIES
TA -- TAX  ALLOCATION
TRAN -- TAX & REVENUE ANTICIPATION NOTE
XLCA -- XL CAPITAL ASSURANCE

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
AHA LIMITED MATURITY FIXED INCOME

DESCRIPTION                               FACE AMOUNT (000)         VALUE (000)
--------------------------------------------------------------------------------
CORPORATE BONDS [46.6%]

   ALUMINUM [0.9%]
   Alcoa
      4.250%, 08/15/07                    $             800       $         792
   =============================================================================

   BANKS [7.0%]
   Bank of America
      7.400%, 01/15/11                                  750                 826
   Bank of New York, Ser E MTN
      2.200%, 05/12/06                                1,500               1,487
   Bank One
      6.875%, 08/01/06                                  600                 607
   HSBC Bank USA (A)
      4.570%, 09/21/07                                  725                 726
   JPMorgan Chase
      5.625%, 08/15/06                                  750                 753
   Wachovia
      4.850%, 07/30/07                                1,000               1,000
   Washington Mutual
      5.625%, 01/15/07                                1,000               1,005
   -----------------------------------------------------------------------------
   TOTAL BANKS                                                            6,404
   =============================================================================

   BUSINESS SERVICES [3.0%]
   Hewlett-Packard
      5.750%, 12/15/06                                  750                 756
   International Business Machines
      6.450%, 08/01/07                                1,950               1,997
   -----------------------------------------------------------------------------
   TOTAL BUSINESS SERVICES                                                2,753
   =============================================================================

   DIVERSIFIED MANUFACTURING [0.6%]
   Honeywell
      7.000%, 03/15/07                                  510                 521
   =============================================================================

   ENERGY [2.1%]
   FPL Group Capital
      6.125%, 05/15/07                                1,925               1,952
   =============================================================================

   FINANCIAL SERVICES [11.7%]
   American Express
      5.500%, 09/12/06                                1,000               1,005
   American General Finance
      5.875%, 07/14/06                                  500                 503
   Caterpillar Financial Services,
      Ser F MTN
      3.625%, 11/15/07                                  795                 778
   CIT Group
      5.750%, 09/25/07                                  700                 710

DESCRIPTION                               FACE AMOUNT (000)         VALUE (000)
--------------------------------------------------------------------------------
   Countrywide Home Loan, Ser J
      MTN
      5.500%, 08/01/06                    $             350       $         351
   Countrywide Home Loan, Ser K
      MTN
      5.625%, 05/15/07                                1,000               1,009
   Countrywide Home Loan,
      Ser K, MTN
      4.250%, 12/19/07                                  955                 942
   General Electric Capital, Ser A,
      MTN
      5.000%, 06/15/07                                  750                 751
   HSBC Finance
      5.750%, 01/30/07                                1,855               1,870
   International Lease Finance
      5.625%, 06/01/07                                1,000               1,008
   John Deere Capital
      3.875%, 03/07/07                                  820                 811
   National Rural Utilities
      3.875%, 02/15/08                                  975                 954
   -----------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                              10,692
   =============================================================================

   FOOD, BEVERAGE [3.9%]
   Bottling Group LLC
      2.450%, 10/16/06                                1,400               1,373
   Campbell Soup
      6.900%, 10/15/06                                1,115               1,129
   Coca-Cola Enterprises
      5.375%, 08/15/06                                1,040               1,044
   -----------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE                                                   3,546
   =============================================================================

   INSURANCE [2.4%]
   UnitedHealth Group
      5.200%, 01/17/07                                1,130               1,129
      3.375%, 08/15/07                                1,060               1,036
   -----------------------------------------------------------------------------
   TOTAL INSURANCE                                                        2,165
   =============================================================================

   INVESTMENT BANKER/BROKER DEALER [6.5%]
   Bear Stearns
      5.700%, 01/15/07                                  200                 202
   Citigroup
      6.500%, 01/18/11                                  750                 799
   Credit Suisse First Boston
      6.125%, 11/15/11                                  750                 787
   Goldman Sachs Group
      6.650%, 05/15/09                                  750                 789
   Lehman Brothers Holdings
      6.625%, 02/05/06                                  520                 521
      4.000%, 01/22/08                                  600                 590
   Merrill Lynch (A)
      6.000%, 02/17/09                                  750                 773

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
AHA LIMITED MATURITY FIXED INCOME

DESCRIPTION                               FACE AMOUNT (000)         VALUE (000)
--------------------------------------------------------------------------------
   Merrill Lynch, Ser 1 MTN (A)
      4.591%, 06/16/08                    $             675       $         675
   Morgan Stanley
      5.800%, 04/01/07                                  750                 758
   -----------------------------------------------------------------------------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                  5,894
   =============================================================================

   PETROLEUM & FUEL PRODUCTS [1.1%]
   Conoco Funding
      5.450%, 10/15/06                                1,000               1,004
   =============================================================================

   RETAIL [3.2%]
   Target
      5.500%, 04/01/07                                2,150               2,165
   Wal-mart Stores
      6.875%, 08/10/09                                  750                 798
   -----------------------------------------------------------------------------
   TOTAL RETAIL                                                           2,963
   =============================================================================

   TELEPHONES & TELECOMMUNICATIONS [4.2%]
   AT&T
      6.250%, 03/15/11                                  750                 784
   Bellsouth
      5.000%, 10/15/06                                1,000               1,001
   Verizon Global Funding
      6.125%, 06/15/07                                2,045               2,080
   -----------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  3,865
   =============================================================================

      TOTAL CORPORATE BONDS
         (Cost $43,092)                                                   42,551
      ==========================================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [23.1%]

   FHLB
      5.020%, 11/07/08                                1,500               1,498
      3.625%, 06/20/07                                3,575               3,519
      3.250%, 12/17/07                                1,000                 973
      3.000%, 04/15/09                                2,100               1,991
      2.750%, 03/14/08                                1,850               1,775
   FHLMC
      3.625%, 09/15/08                                3,345               3,252
      2.375%, 02/15/07                                1,460               1,422
   FNMA
      3.250%, 01/15/08                                2,300               2,234
      3.250%, 08/15/08                                3,000               2,892
      2.625%, 11/15/06                                1,025               1,007
      2.625%, 01/19/07                                  500                 489
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $21,220)                                                  21,052
   =============================================================================

DESCRIPTION                               FACE AMOUNT (000)         VALUE (000)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES [13.5%]

   Bank One Auto Securitization
      Trust, Ser 2003-1, Cl A4
      2.430%, 03/22/10                    $             725       $         707
   BMW Vehicle Owner Trust, Ser
      2005-A, Cl A3
      4.040%, 02/25/09                                1,385               1,372
   Capital Auto Receivables Asset
      Trust, Ser 2004-2, Cl A3
      3.580%, 01/15/09                                1,310               1,285
   Chase Manhattan Auto Owner
      Trust, Ser 2003-A, Cl A4
      2.060%, 12/15/09                                  800                 782
   Citibank Credit Card Issuance
      Trust, Ser 2004-A1, Cl A1
      2.550%, 01/20/09                                1,010                 987
   Daimler Chrysler Auto Trust,
      Ser 2003-A, Cl A4
      2.880%, 10/08/09                                  778                 768
   Honda Auto Receivables Owner
      Trust, Ser 2002-4, Cl A4
      2.700%, 03/17/08                                  594                 587
   Honda Auto Receivables Owner
      Trust, Ser 2003-3, Cl A4
      2.770%, 11/21/08                                  750                 734
   Honda Auto Receivables Owner
      Trust, Ser 2004-3, Cl A4
      3.280%, 02/18/10                                  770                 746
   Nissan Auto Receivables Owner
      Trust, Ser 2004-B, Cl A3
      3.350%, 05/15/08                                  885                 876
   Nissan Auto Receivables Owner
      Trust, Ser 2005-A, Cl A4
      3.820%, 07/15/10                                  750                 734
   Toyota Auto Receivables Owner
      Trust, Ser 2003-A, Cl A4
      2.200%, 03/15/10                                  765                 757
   USAA Auto Owner Trust, Ser
      2004-2, Cl A3
      3.030%, 06/16/08                                  810                 802
   Volkswagen Auto Loan
      Enhanced Trust, Ser 2005-1,
      Cl A3
      4.800%, 07/20/09                                  545                 545
   Wells Fargo Financial Auto
      Owner Trust, Ser 2005-A,
      Cl A3
      4.090%, 01/15/10                                  680                 672
      TOTAL ASSET-BACKED SECURITIES
         (Cost $12,006)                                                  12,354
   =============================================================================

MORTGAGE BACKED SECURITIES [8.4%]

   Banc of America Commercial
      Mortgage, Ser 2005-6, Cl A1
      5.001%, 09/10/47                           1,020                    1,022

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
AHA LIMITED MATURITY FIXED INCOME

DESCRIPTION                               FACE AMOUNT (000)         VALUE (000)
--------------------------------------------------------------------------------
   Bear Stearns Commercial
      Mortgage Securities,
      Ser 2001-TOP2, Cl A1
      6.080%, 02/15/35                    $      1,021            $       1,035
   GE Capital Commercial
      Mortgage, Ser 2004-C2,
      Cl A1
      3.111%, 03/10/40                           1,241                    1,202
   GE Capital Commercial
      Mortgage, Ser 2005-C1,
      Cl A1
      4.012%, 06/10/48                           1,401                    1,377
   GMAC Commercial Mortgage
      Securities, Ser 2004-C3,
      Cl A2
      3.950%, 12/10/41                           1,075                    1,051
   JPMorgan Commercial
      Mortgage, Ser 2005-IDP5
      Cl A1
      5.035%, 12/15/44                           1,015                    1,018
   Morgan Stanley Capital
      Investments, Ser 2005-T17,
      Cl A2
      4.110%, 12/13/41                             955                      938
   -----------------------------------------------------------------------------
      TOTAL MORTGAGE BACKED SECURITIES
       (Cost $8,347)                                                      7,643
   =============================================================================

U.S. TREASURY OBLIGATIONS [4.4%]

   U.S. Treasury Notes
      4.125%, 08/15/10                           1,650                    1,634
      3.875%, 01/15/09                           2,308                    2,425
   -----------------------------------------------------------------------------
      TOTAL U.S. TREASURY OBLIGATIONS
         (Cost $4,107)                                                    4,059
   =============================================================================

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [1.3%]

   FHLMC, Ser R003, Cl AG
      5.125%, 10/15/15                           1,212                    1,203
   FNMA, Pool 541946
      7.500%, 07/01/30                               1                        1
   FNMA, Pool 584930
      7.500%, 05/01/31                               2                        2
   -----------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
      OBLIGATIONS
         (Cost $1,212)                                                    1,206
   =============================================================================

DESCRIPTION                                    SHARES               VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS [1.8%]

   Fidelity Institutional Domestic
      Money Market Portfolio, Cl I
      4.150%*                                  831,982            $         832
   Wachovia Institutional Money
      Market Portfolio
      4.130%*                                  831,982                      832
   -----------------------------------------------------------------------------
      TOTAL CASH EQUIVALENTS
         (Cost $1,664)                                                    1,664
      ==========================================================================

      TOTAL INVESTMENTS [99.1%]
         (Cost $91,648)+                                                 90,529
      Other Assets & Liabilities, Net [0.9%]                                780
      ==========================================================================

NET ASSETS [100.0%]                                               $      91,309
================================================================================

*     RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2005.

+ AT DECEMBER 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $91,648 (000'S), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $10 (000'S) AND ($1,129) (000'S), RESPECTIVELY.

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2005.

CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE
SER -- SERIES

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
AHA FULL MATURITY FIXED INCOME

DESCRIPTION                               FACE AMOUNT (000)         VALUE (000)
--------------------------------------------------------------------------------
CORPORATE BONDS [28.2%]

  AEROSPACE & DEFENSE [0.7%]
  BAE Systems Holdings (A) (B)
      4.740%, 08/15/08                    $              40       $          40
  Systems 2001 Asset Trust (A)
      6.664%, 09/15/13                                   62                  66
  United Technologies
      4.375%, 05/01/10                                   80                  79
  ------------------------------------------------------------------------------
  TOTAL AEROSPACE & DEFENSE                                                 185
  ==============================================================================

  AIRLINES [0.3%]
  Continental Airlines (A)
      6.800%, 07/02/07                                   82                  78
  ==============================================================================

  AUTOMOTIVE [1.8%]
  Auburn Hills Trust
      12.375%, 05/01/20                                  55                  82
  DaimlerChrysler NA Holdings
      4.875%, 06/15/10                                   60                  59
      4.700%, 03/07/07 (B)                               40                  40
  DaimlerChrysler NA Holdings,
      Ser D, MTN (B)
      4.960%, 09/10/07                                  180                 180
  Ford Motor
      9.215%, 09/15/21                                  125                  92
      5.450%, 03/21/07 (B)                               10                  10
  Nissan Motor Acceptance (A)
      4.625%, 03/08/10                                   40                  39
  ------------------------------------------------------------------------------
  TOTAL AUTOMOTIVE                                                          502
  ==============================================================================

  BANKS [4.2%]
  AmSouth Bancorporation
      6.750%, 11/01/25                                   75                  83
  Banco Santander (A) (B)
      4.810%, 12/09/09                                   10                  10
  Bank of America
      10.200%, 07/15/15                                 100                 136
  Bank One
      10.000%, 08/15/10                                  89                 106
  Capital One Bank
      4.250%, 12/01/08                                   50                  49
  Dime Capital Trust, Ser A
      9.330%, 05/06/27                                   50                  55
  Dresdner Bank - New York
      7.250%, 09/15/15                                  150                 172
  HSBC Holding
      7.500%, 07/15/09                                  150                 162
  Santander Central Hispano
      Issuances
      7.625%, 09/14/10                                  100                 111

DESCRIPTION                               FACE AMOUNT (000)         VALUE (000)
--------------------------------------------------------------------------------
  Wachovia (B)
      6.300%, 04/15/28                    $             150       $         155
      3.625%, 02/17/09                                  140                 135
  ------------------------------------------------------------------------------
  TOTAL BANKS                                                             1,174
  ==============================================================================

  BUILDING & CONSTRUCTION [0.3%]
  Hanson Australia Funding
      5.250%, 03/15/13                                   75                  74
  ==============================================================================

  CHEMICALS [0.1%]
  Dow Chemical
      5.750%, 12/15/08                                   40                  41
  ==============================================================================

  COMMUNICATION & MEDIA [0.8%]
  Clear Channel Communications
      4.625%, 01/15/08                                   60                  59
      4.250%, 05/15/09                                   20                  19
  Cox Communications (B)
      5.039%, 12/14/07                                   70                  71
  TCI Communications
      7.875%, 08/01/13                                   75                  85
  ------------------------------------------------------------------------------
  TOTAL COMMUNICATION & MEDIA                                               234
  ==============================================================================

  DIVERSIFIED OPERATIONS [0.6%]
  Wharf International Finance
      7.625%, 03/13/07                                  175                 180
  ==============================================================================

  DRUGS [0.2%]
  Bristol-Myers Squibb
      5.750%, 10/01/11                                   50                  52
  ==============================================================================

  ENERGY [3.1%]
  Alabama Power (B)
      4.580%, 08/25/09                                   50                  50
  Appalachian Power, Ser G
      3.600%, 05/15/08                                   50                  48
  Carolina Power & Light
      5.150%, 04/01/15                                   80                  79
  Exelon
      5.625%, 06/15/35                                   75                  71
  Korea Electric Power
      7.750%, 04/01/13                                   95                 110
      6.750%, 08/01/27                                   75                  84
  Pacific Gas & Electric
      6.050%, 03/01/34                                   25                  26
  PPL Energy Supply, Ser A
      5.700%, 10/15/15                                   75                  75

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
AHA FULL MATURITY FIXED INCOME

DESCRIPTION                               FACE AMOUNT (000)         VALUE (000)
--------------------------------------------------------------------------------
  PSI Energy
      7.850%, 10/15/07                    $             125       $         131
  Texas Utilities Holdings
      6.375%, 06/15/06                                   80                  80
  TXU Energy, Ser J
      4.920%, 01/17/06                                   50                  50
  United Utilities
      6.450%, 04/01/08                                   70                  72
  ------------------------------------------------------------------------------
  TOTAL ENERGY                                                              876
  ==============================================================================

  FINANCIAL SERVICES [5.1%]
  American General Finance
      8.450%, 10/15/09                                  100                 111
  Amvescap
      5.900%, 01/15/07                                   50                  50
  Associates NA, Ser A
      7.950%, 02/15/10                                   75                  83
  Caterpillar Financial Services,
      Ser F, MTN
      3.450%, 01/15/09                                   50                  48
  CIT Group
      3.375%, 04/01/09                                   75                  72
  CIT Group, MTN (B)
      4.590%, 05/23/08                                   80                  80
  Countrywide Financial (B)
      4.541%, 05/05/08                                   90                  90
  Devon Financing
      6.875%, 09/30/11                                   80                  88
  Ford Motor Credit (B)
      5.349%, 09/28/07                                  180                 167
  HSBC Finance
      5.000%, 06/30/15                                   75                  73
  HSBC Finance, Ser 1, MTN (B)
      4.560%, 05/10/10                                   70                  70
  International Lease Finance
      5.000%, 04/15/10                                  120                 119
  International Lease Finance,
      Ser Q, MTN
      4.625%, 06/02/08                                   20                  20
  National Rural Utilities
      3.875%, 02/15/08                                   50                  49
  Nisource Finance
      7.875%, 11/15/10                                   75                  83
  Residential Capital (B)
      5.896%, 06/29/07                                   90                  90
  SLM, MTN (B)
      4.770%, 04/01/09                                   50                  48
  Telecome Italia Capital
      4.000%, 01/15/10                                  100                  95
  ------------------------------------------------------------------------------
  TOTAL FINANCIAL SERVICES                                                1,436
  ==============================================================================

DESCRIPTION                               FACE AMOUNT (000)         VALUE (000)
--------------------------------------------------------------------------------
  FOOD & BEVERAGE [0.5%]
  Kraft Foods
      5.625%, 11/01/11                    $              40       $          41
  Pepsi Bottling Holdings (A)
      5.625%, 02/17/09                                   50                  51
  Sara Lee
      2.750%, 06/15/08                                   50                  47
  ------------------------------------------------------------------------------
  TOTAL FOOD, BEVERAGE                                                      139
  ==============================================================================

  INSURANCE [0.7%]
  Ace INA Holdings
      8.300%, 08/15/06                                   60                  61
  Protective Life
      4.300%, 06/01/13                                  100                  96
  Wellpoint
      3.750%, 12/14/07                                   50                  49
  ------------------------------------------------------------------------------
  TOTAL INSURANCE                                                           206
  ==============================================================================

  INVESTMENT BANKER/BROKER DEALER [2.3%]
  Bear Stearns, Ser B, MTN
      4.550%, 06/23/10                                   50                  49
  Citigroup
      4.125%, 02/22/10                                   80                  78
  Credit Suisse First Boston
      6.125%, 11/15/11                                   50                  53
  Dryden Investor Trust (A)
      7.157%, 07/23/08                                   83                  85
  Goldman Sachs Group
      4.819%, 06/28/10                                  100                 100
  JPMorgan Chase Capital XIII,
      Ser M (B)
      5.477%, 09/30/34                                   10                  10
  Merrill Lynch, Ser C, MTN (B)
      4.511%, 02/05/10                                   70                  70
  Morgan Stanley
      4.750%, 04/01/14                                   75                  72
      4.430%, 01/15/10 (B)                              140                 140
  ------------------------------------------------------------------------------
  TOTAL INVESTMENT BANKER/BROKER DEALER                                     657
  ==============================================================================

  MANUFACTURING [0.8%]
  General Electric
      5.000%, 02/01/13                                  150                 150
  Tyco International Group
      6.375%, 10/15/11                                   75                  78
  ------------------------------------------------------------------------------
  TOTAL MANUFACTURING                                                       228
  ==============================================================================

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
AHA FULL MATURITY FIXED INCOME

DESCRIPTION                               FACE AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------
  MULTI-MEDIA [0.7%]
  News America
      6.625%, 01/09/08                    $              60       $          62
  Time Warner
      9.125%, 01/15/13                                   50                  59
  Viacom
      7.700%, 07/30/10                                   75                  81
  ------------------------------------------------------------------------------
  TOTAL MULTI-MEDIA                                                         202
  ==============================================================================

  PAPER & PAPER PRODUCTS [0.1%]
  International Paper
      3.800%, 04/01/08                                   30                  29
  ==============================================================================

  PETROLEUM & FUEL PRODUCTS [1.6%]
  Anadarko Finance, Ser B
      6.750%, 05/01/11                                   80                  87
  Cooper Cameron
      2.650%, 04/15/07                                  100                  97
  Pemex Project Funding Master Trust
      9.125%, 10/13/10                                   50                  57
      7.375%, 12/15/14                                   20                  22
      5.791%, 06/15/10 (A) (B)                          150                 155
  Petrozuata Finance (A)
      8.220%, 04/01/17                                   30                  28
  ------------------------------------------------------------------------------
  TOTAL PETROLEUM & FUEL PRODUCTS                                           446
  ==============================================================================

  REAL ESTATE INVESTMENT TRUSTS [0.3%]
  iStar Financial
      5.375%, 04/15/10                                   40                  39
      4.830%, 03/03/08 (B)                               30                  30
  iStar Financial, Ser B
      4.875%, 01/15/09                                   10                  10
  ------------------------------------------------------------------------------
  TOTAL REAL ESTATE INVESTMENT TRUSTS                                        79
  ==============================================================================

  RETAIL [0.2%]
  Target
      5.400%, 10/01/08                                   50                  51
  ==============================================================================

  TELEPHONES & TELECOMMUNICATIONS [3.1%]
  Alltel
      4.656%, 05/17/07                                   30                  30
  British Telecommunications
      8.875%, 12/15/30                                  100                 134
      8.375%, 12/15/10                                   60                  68
  Deutsche Telekom International
      Finance
      8.750%, 06/15/30                                   75                  95

DESCRIPTION                               FACE AMOUNT (000)         VALUE (000)
--------------------------------------------------------------------------------
  France Telecom
      7.750%, 03/01/11                    $              50       $          56
  New Cingular Wireless Services
      8.750%, 03/01/31                                   25                  33
  Royal KPN
      8.000%, 10/01/10                                   10                  11
  SBC Communications
      4.125%, 09/15/09                                   30                  29
  Sprint Capital
      7.625%, 01/30/11                                   75                  83
      6.125%, 11/15/08                                   90                  92
      4.780%, 08/17/06 (C)                              150                 150
  Verizon Global Funding
      4.000%, 01/15/08                                  100                  98
  ------------------------------------------------------------------------------
  TOTAL TELEPHONES & TELECOMMUNICATIONS                                     879
  ==============================================================================

  TRANSPORTATION SERVICES [0.5%]
  FedEx
      9.650%, 06/15/12                                  125                 155
  ==============================================================================

  WASTE DISPOSAL [0.2%]
  Waste Management
      7.375%, 08/01/10                                   60                  65
  ==============================================================================

      TOTAL CORPORATE BONDS
       (Cost $7,945)                                                      7,968
      ==========================================================================

U.S. TREASURY OBLIGATIONS [22.2%]

  U.S. Treasury Bonds
      9.875%, 11/15/15                                  225                 322
      9.250%, 02/15/16                                  475                 658
      6.250%, 08/15/23                                1,425               1,702
  U.S. Treasury Inflation Index
      Bonds
      2.375%, 01/15/25                                  423                 444
  U.S. Treasury Inflation Index
      Notes
      3.625%, 01/15/08                                  185                 190
      2.000%, 01/15/14                                  216                 214
      2.000%, 07/15/14                                   11                  11
      0.875%, 04/15/10                                   42                  40
  U.S. Treasury Notes
      6.000%, 08/15/09                                   90                  95
      5.750%, 08/15/10                                   95                 101
      4.750%, 05/15/14                                   90                  92
      4.250%, 08/15/13                                   35                  35
      4.250%, 08/15/14                                   80                  79
      4.250%, 08/15/15                                   60                  59
      4.125%, 05/15/15                                  100                  98
      3.750%, 05/15/08                                1,100               1,084
      3.625%, 01/15/10                                  130                 126

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
AHA FULL MATURITY FIXED INCOME

DESCRIPTION                                   FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
        3.500%, 11/15/06                      $            600      $       595
        3.500%, 02/15/10                                   280              271
        3.375%, 10/15/09                                    50               48
        TOTAL U.S. TREASURY OBLIGATIONS
         (Cost $6,173)                                                    6,264
    ============================================================================

 U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [17.6%]

    FHLMC REMIC, Ser 1, Cl Z
        9.300%, 04/15/19                                    30               30
    FHLMC REMIC, Ser 2720,
        Cl JB
        5.000%, 12/15/16                                   150              150
    FHLMC REMIC, Ser R001,
        Cl AE
        4.375%, 04/15/15                                   131              128
    FHLMC REMIC, Ser R003,
        Cl VA
        5.500%, 08/15/16                                   198              200
    FHLMC, Pool 160098
       10.500%, 01/01/10                                     7                7
    FHLMC, Pool 1B2677 (B)
        4.096%, 01/01/35                                    53               51
    FHLMC, Pool 1B2683 (B)
        4.081%, 01/01/35                                    29               28
    FHLMC, Pool 1B2692 (B)
        4.475%, 12/01/34                                    83               81
    FHLMC, Pool C00760
        6.500%, 05/01/29                                    33               34
    FHLMC, Pool C00785
        6.500%, 06/01/29                                   127              131
    FHLMC, Pool C20300
        6.500%, 01/01/29                                    24               25
    FHLMC, Pool E01251
        5.500%, 11/01/17                                    99              100
    FHLMC, Pool E01280
        5.000%, 12/01/17                                    80               79
    FHLMC, Ser 2141, Cl N
        5.550%, 11/15/27                                    53               53
    FHLMC, Ser 2277, Cl B
        7.500%, 01/15/31                                    30               30
    FHLMC, Ser 2531, Cl N
        4.000%, 07/15/27                                    26               26
    FHLMC, Ser 2533, Cl PC
        5.000%, 10/15/17                                   125              125
    FHLMC, Ser 2539, Cl QB
        5.000%, 09/15/15                                   171              171
    FHLMC, Ser 2544, Cl QB
        5.000%, 09/15/15                                   143              143
    FHLMC, Ser 2567, Cl OD
        5.000%, 08/15/15                                   125              125
    FHLMC, Ser 2804, Cl VC
        5.000%, 07/15/21                                   188              184
    FHLMC, Ser 2835, Cl VK
        5.500%, 11/15/12                                   130              131

DESCRIPTION                                   FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
    FNMA, Pool 252570
        6.500%, 07/01/29                      $             47      $        48
    FNMA, Pool 253183
        7.500%, 04/01/30                                     4                4
    FNMA, Pool 253398
        8.000%, 08/01/30                                    16               17
    FNMA, Pool 254088
        5.500%, 12/01/16                                    85               85
    FNMA, Pool 254509
        5.000%, 10/01/17                                    88               87
    FNMA, Pool 254510
        5.000%, 11/01/17                                   104              103
    FNMA, Pool 254545
        5.000%, 12/01/17                                    67               66
    FNMA, Pool 254589
        5.500%, 01/01/23                                   171              171
    FNMA, Pool 254949
        5.000%, 11/01/33                                   111              108
    FNMA, Pool 254953
        5.000%, 11/01/18                                    81               80
    FNMA, Pool 303168
        9.500%, 02/01/25                                    12               13
    FNMA, Pool 735228
        5.500%, 02/01/35                                   128              127
    FNMA, Pool 827223 (B)
        4.778%, 04/01/35                                   265              263
    FNMA, Pool 835744
        5.000%, 09/01/35                                   598              580
    FNMA, Ser 1991, Cl 86
        6.500%, 07/25/21                                    74               75
    FNMA, Ser 1992, Cl 136
        6.000%, 08/25/22                                    59               60
    FNMA, Ser 1998, Cl 66
        6.000%, 12/25/28                                    28               28
    FNMA, Ser 2002, Cl 68
        4.750%, 12/25/14                                     6                6
    FNMA, Ser 2002, Cl 70
        5.000%, 04/25/15                                    53               53
    FNMA, Ser 2002, Cl 95
        5.000%, 07/25/26                                   104              103
    FNMA, Ser 2003, Cl 16
        5.000%, 10/25/15                                   150              150
    FNMA, Ser 2003, Cl 18
        5.000%, 03/25/16                                   150              150
    FNMA, Ser 2003, Cl 31
        4.500%, 12/25/28                                   167              166
    FNMA, Ser 2003, Cl 44
        3.750%, 05/25/33                                    30               29
    GNMA, Pool 2714
        6.500%, 02/20/29                                    62               65
    GNMA, Pool 479168
        8.000%, 02/15/30                                    47               51
    GNMA, Pool 780315
        9.500%, 12/15/17                                    25               27
    GNMA, Pool 780678
        6.500%, 11/15/27                                    60               63

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
AHA FULL MATURITY FIXED INCOME

DESCRIPTION                                   FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
    GNMA, Ser 2004, Cl 78
        4.658%, 04/16/29                      $            150      $       146
        TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
           OBLIGATIONS
           (Cost $5,054)                                                  4,956
    ============================================================================

 U.S. GOVERNMENT AGENCY OBLIGATIONS [11.9%]

    FAMC, MTN
        4.250%, 07/29/08                                    20               20
    FFCB
        4.875%, 04/04/12                                   200              201
        4.875%, 12/16/15                                   200              200
    FHLB
        4.875%, 05/15/07                                   200              200
        3.250%, 12/17/07                                   450              438
    FHLMC
        5.125%, 10/15/08                                   200              202
        5.000%, 07/15/14                                   110              112
        4.250%, 02/28/07                                   120              119
    FNMA
        7.250%, 01/15/10                                   900              981
        5.375%, 11/15/11                                   450              463
        3.000%, 04/26/19                                    70               70
        2.800%, 03/01/19                                   160              159
    Tennessee Valley Authority
        5.880%, 04/01/36                                    10               11
    Tennessee Valley Authority,
        Ser A
        6.790%, 05/23/12                                    80               89
        5.625%, 01/18/11                                    10               10
    Tennessee Valley Authority,
        Ser E
        6.250%, 12/15/17                                    80               90
        TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $3,372)                                                    3,365
    ============================================================================

 CORPORATE BONDS [2.0%]

    BANKS [0.2%]
    Bankers Trust
        7.250%, 10/15/11                                    46               51
    ============================================================================

    COMPUTER SYSTEM DESIGN & SERVICES [1.0%]
    International Business Machines
        4.375%, 06/01/09                                   300              296
    ============================================================================

    FINANCIAL SERVICES [0.3%]
    General Electric Capital, Ser A, MTN
        6.000%, 06/15/12                                    75               79
    ============================================================================

DESCRIPTION                                   FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
    INVESTMENT BANKER/BROKER DEALER [0.3%]

    Goldman Sachs Group
        5.150%, 01/15/14                      $             75      $        75
    ============================================================================

    WASTE DISPOSAL [0.2%]
    Waste Management
        6.875%, 05/15/09                                    60               63
    ============================================================================

        TOTAL CORPORATE BONDS
         (Cost $561)                                                        564
        ========================================================================

 ASSET-BACKED SECURITIES [6.5%]

    Ace Securities, Ser
        2004-SD1,
        Cl A1 (B)
        4.869%, 11/25/33                                    66               67
    Ameriquest Mortgage
        Securities, Ser
        2003-AR3, Cl A2 (B)
        4.749%, 10/25/33                                    13               13
    Citifinancial Mortgage
        Securities, Ser 2004-1,
        Cl AF2 (C)
        2.645%, 04/25/34                                   150              145
    Cityscape Home Equity Loan
        Trust, Ser 1997-C, Cl
        A4 (C)
        7.000%, 07/25/28                                    22               22
    Contimortgage Home Equity
        Loan Trust, Ser 1997-2,
        Cl A9
        7.090%, 04/15/28                                    20               20
    Fairbanks Capital Mortgage,
        Ser 1991-1, Cl A (C)
        4.979%, 05/25/28                                    59               59
    Green Tree Financial,
        Ser 1997-7, Cl A6
        6.760%, 07/15/29                                   168              173
    Green Tree Home Improvement
        Loan Trust, Ser 1996-D,
        Cl HEM2
        8.300%, 09/15/27                                    99               99
    GSAA Home Equity Trust,
        Ser 2005-1, Cl AF2
        4.316%, 11/25/34                                   150              148
    IMC Home Equity Loan Trust,
        Ser 1997-5, Cl A10
        6.880%, 11/20/28                                    43               43
    New Century Home Equity
        Loan Trust, Ser 2003-5,
        Cl AI3
        3.560%, 11/25/33                                    83               83
    Renaissance Home Equity
        Loan Trust, Ser 2005-3,
        Cl AF2 (C)
        4.723%, 11/25/35                                   150              148

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
AHA FULL MATURITY FIXED INCOME

DESCRIPTION                                   FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
    Residential Asset Mortgage
        Products, Ser 2003-RS7,
        Cl AI3
        3.680%, 09/25/27                      $             23      $        23
    Residential Asset
        Securities,
        Ser 2002-RS3, Cl AI5
        5.572%, 06/25/32                                   128              128
    Residential Asset
        Securities,
        Ser 2003-KS11, Cl AI3
        3.320%, 02/25/29                                   115              115
    Residential Asset
        Securities,
        Ser 2003-KS5, Cl AI6
        3.620%, 07/25/33                                   200              194
    Residential Asset
        Securities,
        Ser 2004-KS2, Cl AI3
        3.020%, 05/25/29                                   125              123
    Residential Asset Securities,
        Ser 2004-KS5, Cl AI3
        4.030%, 04/25/30                                   150              148
    Residential Funding
        Mortgage Securities,
        Ser 2003-HS3,
        Cl A2B (B)
        4.669%, 08/25/33                                    26               26
    UCFC Home Equity Loan,
        Ser 1998-C, Cl A7
        5.935%, 01/15/30                                    65               65
        TOTAL ASSET-BACKED SECURITIES
         (Cost $1,847)                                                    1,842
    ============================================================================

MORTGAGE BACKED SECURITIES [8.1%]

    Asset Securitization, Ser
        1996-D2, Cl A1
        6.920%, 02/14/29                                    52               52
    Banc of America Alternative
        Loan Trust, Ser 2005-4,
        Cl CB11
        5.500%, 05/25/35                                   182              183
    Banc of America Alternative
        Loan Trust, Ser 2005-6,
        Cl 7A1
        5.500%, 07/25/20                                   137              137
    Banc of America Alternative
        Loan Trust, Ser 2005-9,
        Cl 1CB3
        5.500%, 10/25/35                                   146              146
    Banc of America Funding,
        Ser 2005-B, Cl 2A1 (B)
        5.137%, 04/20/35                                    83               83
    Bear Stearns Alternative
        Asset Trust, Ser 2005-2,
        Cl 2A4 (B)
        4.740%, 04/25/35                                   139              137

DESCRIPTION                                   FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
    Bear Stearns Asset Backed
        Securities, Ser 2003-AC1,
        Cl A1 (C)
        4.103%, 05/25/33                       $            31      $        30
    Chase Mortgage Finance,
        Ser 2003-S13, Cl A11
        5.500%, 11/25/33                                   128              127
    Commercial Mortgage
        Acceptance, Ser
        1997-ML1, Cl A4
        6.735%, 12/15/30                                    80               81
    Countrywide Home Loans,
        Ser 2004-20, Cl 2A1 (B)
        5.399%, 09/25/34                                    60               60
    Deutsche Mortage Securities,
        Ser 2004-4, Cl 1A3
        4.940%, 04/25/34                                   124              124
    GE Capital Commercial
        Mortgage, Ser 2002-3A,
        Cl A2
        4.996%, 12/10/37                                   150              149
    GMAC Commercial Mortgage
        Securities, Ser
        2003-C1, Cl A2
        4.079%, 05/10/36                                   125              118
    GMAC Commercial Mortgage
        Securities, Ser 1997-C1,Cl A3 (B)
        6.869%, 07/15/29                                    60               61
    GMAC Mortgage Corporation
        Loan Trust, Ser
        2004-GH1, Cl A6
        4.810%, 07/25/35                                   150              149
    GMAC Mortgage Corporation
        Loan Trust, Ser 2004-J4,
        Cl A2
        5.500%, 08/25/14                                   134              134
    MLCC Mortgage Investors,
        Ser 2005-1, Cl 2A2 (B)
        4.971%, 04/25/35                                    94               93
    Nomura Asset Securities,
        Ser 1996-MD5, Cl A1B
        7.120%, 04/13/39                                   170              171
    Residential Accredit Loans,
        Ser 2004-QS5, Cl A5
        4.750%, 04/25/34                                    74               74
    Residential Accredit Loans,
        Ser 2004-QS6, Cl A1
        5.000%, 05/25/19                                   116              114
    Wachovia Bank Commercial
        Mortgage, Ser 2003-C3,
        Cl A2
        4.867%, 02/15/35                                    50               49
        TOTAL MORTGAGE BACKED SECURITIES
        (Cost $2,303)                                                     2,272
    ============================================================================

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
AHA FULL MATURITY FIXED INCOME

DESCRIPTION                              FACE AMOUNT (000) SHARES   VALUE (000)
--------------------------------------------------------------------------------
FOREIGN GOVERNMENT BOND [1.2%]
    National Bank of Hungary
        8.875%, 11/01/13                      $             75      $        95
    Republic of Italy
        4.375%, 10/25/06                                    40               40
    Russia Federation (C)
        5.000%, 03/31/30                                   120              135
    United Mexican States
        9.875%, 02/01/10                                    50               59
        TOTAL FOREIGN GOVERNMENT BOND
         (Cost $289)                                                        329
    ===========================================================================

MUNICIPAL BOND [0.2%]

    LOUISIANA [0.2%]
    Louisiana State, Tobacco
        Settlement Financing
        Authority, Ser 2001A
        6.360%, 05/15/25                                    43               43
    ===========================================================================

        TOTAL MUNICIPAL BOND
         (Cost $43)                                                          43
    ===========================================================================

 CASH EQUIVALENTS [2.6%]

    Fidelity Institutional
        Domestic Money Market
        Portfolio, Cl I
        4.150%*                                        376,605              377
    Wachovia Institutional
        Money Market Portfolio
          4.130%*                                      376,605              377
    ----------------------------------------------------------------------------

        TOTAL CASH EQUIVALENTS
         (Cost $754)                                                        754
        ========================================================================

        TOTAL INVESTMENTS [100.5%]
         (Cost $28,341) +                                                28,357

        Other Assets & Liabilities, Net [-0.5%]                            (129)
        ========================================================================

NET ASSETS [100.0%]                                                 $    28,228
================================================================================

*     RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2005.

+ AT DECEMBER 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $28,341 (000'S), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $370 (000'S) AND ($354) (000'S), RESPECTIVELY.

(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." SECURITY CONSIDERED LIQUID. ON DECEMBER 31, 2005, THE VALUE OF THESE SECURITIES AMOUNTED TO $552 (000'S), REPRESENTING 2.0% OF THE NET ASSETS OF THE FUND.

(B) FLOATING RATE SECURITY-- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2005.

(C) STEP BOND -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2005. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

CL -- CLASS
FAMC -- FEDERAL AGRICULTURAL MORTGAGE CORPORATION
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
AHA BALANCED FUND

DESCRIPTION                                          SHARES        VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK [65.3%]

   ADVERTISING [1.3%]
   WPP Group ADR                                      4,200       $         227
   =============================================================================

   AEROSPACE & DEFENSE [0.2%]
   Lockheed Martin                                      300                  19
   United Technologies                                  300                  17
   -----------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                                 36
   =============================================================================

   APPAREL/TEXTILES [1.0%]
   Jones Apparel Group                                5,100                 157
   VF                                                   300                  16
   -----------------------------------------------------------------------------
   TOTAL APPAREL/TEXTILES                                                   173
   =============================================================================

   BANKS [5.3%]
   Bank of America                                    7,300                 337
   JPMorgan Chase                                       100                   4
   US Bancorp                                         7,300                 218
   Wachovia                                           1,200                  64
   Washington Mutual                                  5,360                 233
   Wells Fargo                                        1,100                  69
   -----------------------------------------------------------------------------
   TOTAL BANKS                                                              925
   =============================================================================

   BIOTECHNOLOGY [0.4%]
   Amgen *                                              800                  63
   Millipore *                                          100                   7
   -----------------------------------------------------------------------------
   TOTAL BIOTECHNOLOGY                                                       70
   =============================================================================

   BUILDING & CONSTRUCTION [0.1%]
   KB Home                                              200                  15
   =============================================================================

   BUSINESS SERVICES [2.5%]
   Deluxe                                               300                   9
   Equifax                                              500                  19
   First Data                                         7,700                 331
   Fiserv *                                             400                  17
   NCR *                                                600                  21
   Yahoo! *                                           1,000                  39
   -----------------------------------------------------------------------------
   TOTAL BUSINESS SERVICES                                                  436
   =============================================================================

   CHEMICALS [0.4%]
   Dow Chemical                                       1,100                  48

DESCRIPTION                                          SHARES        VALUE (000)
--------------------------------------------------------------------------------
   Eastman Chemical                                     300       $          16
   -----------------------------------------------------------------------------
   TOTAL CHEMICALS                                                           64
   =============================================================================

   COMMERCIAL SERVICES [0.0%]
   CCE Spinco                                           113                   1
   =============================================================================

   COMMUNICATION & MEDIA [1.7%]
   Clear Channel Communications                         900                  28
   DIRECTV Group *                                   15,200                 215
   Time Warner                                        3,500                  61
   -----------------------------------------------------------------------------
   TOTAL COMMUNICATION & MEDIA                                              304
   =============================================================================

   COMMUNICATIONS EQUIPMENT [1.3%]
   Alcatel ADR                                       13,600                 169
   Motorola                                           2,400                  54
   -----------------------------------------------------------------------------
   TOTAL COMMUNICATIONS EQUIPMENT                                           223
   =============================================================================

   COMPUTER SYSTEM DESIGN & SERVICES [1.0%]
   Cadence Design Systems *                           9,600                 163
   Computer Sciences *                                  400                  20
   -----------------------------------------------------------------------------
   TOTAL COMPUTERS SYSTEM DESIGN & SERVICES                                 183
   =============================================================================

   CONSUMER PRODUCTS & SERVICES [0.9%]
   Black & Decker                                       200                  17
   Kimberly-Clark                                       600                  36
   Procter & Gamble                                   1,500                  87
   Whirlpool                                            200                  17
   -----------------------------------------------------------------------------
   TOTAL CONSUMER PRODUCTS & SERVICES                                       157
   =============================================================================

   DIVERSIFIED MANUFACTURING [0.6%]
   Danaher                                              500                  28
   General Electric                                   2,200                  77
   -----------------------------------------------------------------------------
   TOTAL DIVERSIFIED MANUFACTURING                                          105
   =============================================================================

   DRUGS [5.6%]
   GlaxoSmithKline PLC ADR                            3,600                 182
   Hospira *                                            400                  17
   Johnson & Johnson                                  1,492                  90
   King Pharmaceuticals *                             1,000                  17
   Merck                                              1,900                  60
   Pfizer                                            15,220                 355

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
AHA BALANCED FUND

DESCRIPTION                                          SHARES        VALUE (000)
--------------------------------------------------------------------------------
   Wyeth                                              5,800       $         267
   -----------------------------------------------------------------------------
   TOTAL DRUGS                                                              988
   =============================================================================

   ENERGY [0.8%]
   American Electric Power                              600                  22
   Duke Energy                                        1,500                  41
   Edison International                                 400                  17
   Entergy                                              300                  21
   Exelon                                               900                  48
   -----------------------------------------------------------------------------
   TOTAL ENERGY                                                             149
   =============================================================================

   ENTERTAINMENT [1.2%]
   Brunswick                                            400                  16
   Carnival                                           3,800                 203
   -----------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                                                      219
   =============================================================================

   FINANCIAL SERVICES [1.3%]
   American Express                                   1,100                  56
   CIT Group                                            400                  21
   Citigroup                                          2,366                 115
   Countrywide Financial                              1,000                  34
   -----------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                                 226
   =============================================================================

   FOOD, BEVERAGE [1.9%]
   Archer-Daniels-Midland                             1,100                  27
   Coca-Cola                                            400                  16
   Coca-Cola Enterprises                                800                  15
   Constellation Brands, Cl A *                         100                   3
   General Mills                                        600                  30
   Pepsi Bottling Group                                 600                  17
   Safeway                                              600                  14
   Tyson Foods, Cl A                                 12,100                 207
   -----------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE                                                     329
   =============================================================================

   HEALTHCARE PRODUCTS & SERVICES [3.6%]
   AmerisourceBergen                                    600                  25
   Cigna                                              1,900                 212
   HCA                                                3,700                 187
   Humana *                                           3,000                 163
   UnitedHealth Group                                   600                  37
   -----------------------------------------------------------------------------
   TOTAL HEALTHCARE PRODUCTS & SERVICES                                     624
   =============================================================================

   INSURANCE [8.6%]
   ACE, ADR                                           2,300                 123
   Aetna                                                400                  38

DESCRIPTION                                          SHARES        VALUE (000)
--------------------------------------------------------------------------------
   Allstate                                           3,500       $         189
   American International Group                       1,112                  76
   Assured Guaranty *                                 6,600                 167
   Chubb                                                300                  29
   Conseco *                                          8,400                 195
   Hartford Financial Services Group                    500                  43
   ING Groep ADR                                      5,300                 184
   MBIA                                               3,700                 223
   Metlife                                            1,000                  49
   St Paul Travelers                                  4,300                 192
   -----------------------------------------------------------------------------
   TOTAL INSURANCE                                                        1,508
   =============================================================================

   INVESTMENT BANKER/BROKER DEALER [1.9%]
   Goldman Sachs Group                                  400                  51
   Lehman Brothers Holdings                             400                  51
   Morgan Stanley                                     4,000                 227
   -----------------------------------------------------------------------------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                    329
   =============================================================================

   MACHINERY [2.2%]
   Cummins                                              200                  18
   Eaton                                              2,900                 195
   Illinois Tool Works                                2,000                 176
   -----------------------------------------------------------------------------
   TOTAL MACHINERY                                                          389
   =============================================================================

   MEDICAL PRODUCTS & SERVICES [1.1%]
   Bard (C.R.)                                          200                  13
   Becton Dickinson                                     400                  24
   Boston Scientific *                                6,500                 159
   -----------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                        196
   =============================================================================

   METALS [0.7%]
   Apple Computer *                                     800                  58
   Hewlett-Packard                                    2,200                  63
   IBM                                                  100                   8
   -----------------------------------------------------------------------------
   TOTAL METALS                                                             129
   =============================================================================

   METALS & MINING [0.2%]
   Phelps Dodge                                         200                  29
   =============================================================================

   MULTI-MEDIA [1.3%]
   News Corp.                                        14,500                 225
   =============================================================================

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
AHA BALANCED FUND

DESCRIPTION                                          SHARES        VALUE (000)
--------------------------------------------------------------------------------
   PAPER & FOREST PRODUCTS [0.1%]
   Weyerhaeuser                                         400       $          27
   =============================================================================

   PAPER & PAPER PRODUCTS [0.1%]
   Louisiana-Pacific                                    700                  19
   =============================================================================

   PETROLEUM & FUEL PRODUCTS [3.9%]
   ChevronTexaco                                      6,000                 340
   ConocoPhillips                                     1,000                  58
   Devon Energy                                         700                  44
   Exxon Mobil                                        1,348                  76
   Marathon Oil                                         500                  30
   Nabors Industries *                                  300                  23
   Occidental Petroleum                                 600                  48
   Sunoco                                               200                  16
   Valero Energy                                        800                  41
   -----------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                          676
   =============================================================================

   PETROLEUM SERVICES [3.2%]
   BJ Services                                        4,600                 168
   GlobalSantaFe                                      3,800                 183
   Halliburton                                        3,100                 192
   Schlumberger                                         100                  10
   -----------------------------------------------------------------------------
   TOTAL PETROLEUM SERVICES                                                 553
   =============================================================================

   PREPACKAGING SOFTWARE [2.5%]
   Intuit *                                             300                  16
   Microsoft                                         15,000                 392
   Novell *                                           2,000                  18
   Oracle *                                           1,700                  21
   -----------------------------------------------------------------------------
   TOTAL PREPACKAGING SOFTWARE                                              447
   =============================================================================

   PRINTING & PUBLISHING [0.1%]
   RR Donnelley & Sons                                  500                  17
   =============================================================================

   REAL ESTATE INVESTMENT TRUST [0.1%]
   Vornado Realty Trust                                 200                  17
   =============================================================================

   RETAIL [5.6%]
   Autonation *                                         800                  17
   CVS                                                6,600                 174
   Darden Restaurants                                   500                  19
   Federated Department Stores                          400                  27
   Home Depot                                         7,900                 320
   JC Penney                                            300                  17

DESCRIPTION                                          SHARES        VALUE (000)
--------------------------------------------------------------------------------
   Limited Brands                                    10,500       $         235
   Lowe's                                               400                  27
   Nordstrom                                            100                   4
   Target                                             2,500                 137
   -----------------------------------------------------------------------------
   TOTAL RETAIL                                                             977
   =============================================================================

   RUBBER & PLASTIC [0.1%]
   Goodyear Tire & Rubber *                           1,200                  21
   =============================================================================

   SEMI-CONDUCTORS [1.6%]
   Applied Materials                                  7,200                 129
   Intel                                              3,200                  80
   National Semiconductor                               600                  16
   Nvidia *                                             100                   4
   Texas Instruments                                  1,600                  51
   -----------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS                                                    280
   =============================================================================

   STEEL & STEEL WORKS [0.1%]
   Nucor                                                300                  20
   =============================================================================

   TELEPHONES & TELECOMMUNICATIONS [0.4%]
   Alltel                                               600                  38
   CenturyTel                                           500                  16
   Sprint Nextel                                        600                  14
   -----------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                     68
   =============================================================================

   TRANSPORTATION SERVICES [0.1%]
   Norfolk Southern                                     600                  27
   =============================================================================

   TRUCKING [0.2%]
   Navistar International *                             500                  14
   Ryder System                                         400                  17
   -----------------------------------------------------------------------------
   TOTAL TRUCKING                                                            31
   =============================================================================

   WASTE DISPOSAL [0.1%]
   Waste Management                                     500                  15
   =============================================================================

     TOTAL COMMON STOCK
      (Cost $9,929)                                                      11,454
     ===========================================================================

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
AHA BALANCED FUND

DESCRIPTION                                FACE AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [9.4%]

   FHLMC Gold, Pool C90691
     5.500%, 07/01/23                      $             63       $          63
   FHLMC Gold, Pool E01140
     6.000%, 05/01/17                                    25                  25
   FHLMC REMIC, Ser 2673, Cl NC
     5.500%, 05/15/21                                    75                  76
   FHLMC REMIC, Ser R001, Cl AE
     4.375%, 04/15/15                                    87                  85
   FHLMC, Pool C00760
     6.500%, 05/01/29                                    24                  25
   FHLMC, Pool C00785
     6.500%, 06/01/29                                    25                  26
   FHLMC, Ser 2531, Cl N
     4.000%, 07/15/27                                    18                  17
   FHLMC, Ser 2533, Cl PC
     5.000%, 10/15/17                                    75                  75
   FHLMC, Ser 2539, Cl QB
     5.000%, 09/15/15                                    98                  98
   FHLMC, Ser 2567, Cl OD
     5.000%, 08/15/15                                    50                  50
   FHLMC, Ser 2578 PD
       5.000%, 08/15/14                                  50                  50
   FHLMC, Ser 2808 AD
       5.000%, 12/15/14                                  10                  10
   FNMA, Pool 251813
     6.500%, 07/01/28                                    14                  14
   FNMA, Pool 252255
     6.500%, 02/01/29                                    29                  30
   FNMA, Pool 254088
     5.500%, 12/01/16                                    56                  57
   FNMA, Pool 254509
     5.000%, 10/01/17                                    68                  68
   FNMA, Pool 254510
     5.000%, 11/01/17                                    42                  41
   FNMA, Pool 254545
     5.000%, 12/01/17                                    45                  44
   FNMA, Pool 254631
     5.000%, 02/01/18                                    74                  73
   FNMA, Pool 254908
     5.000%, 09/01/23                                    54                  53
   FNMA, Pool 735228
     5.500%, 02/01/35                                    64                  63
   FNMA, Pool 790108
     6.000%, 08/01/34                                    80                  81
   FNMA, Ser 2002, Cl 70
     5.000%, 04/25/15                                    12                  12
   FNMA, Ser 2002, Cl 95
     5.000%, 07/25/26                                    35                  34
   FNMA, Ser 2003, Cl 16
     5.000%, 10/25/15                                    50                  50
   FNMA, Ser 2003, Cl 18
     5.000%, 03/25/16                                   125                 125

DESCRIPTION                                FACE AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
   FNMA, Ser 2003, Cl 31
     4.500%, 12/25/28                      $             95       $          95
   FNMA, Ser 2003, Cl 44
     3.750%, 05/25/33                                    12                  12
   GNMA, Pool 2563
     6.500%, 03/20/28                                    28                  29
   GNMA, Pool 2714
     6.500%, 02/20/29                                    31                  32
   GNMA, Pool 559847
     6.000%, 01/15/32                                    46                  47
   GNMA, Pool 582210
     6.000%, 01/15/32                                    15                  16
   GNMA, Pool 780615
     6.500%, 08/15/27                                    36                  37
   GNMA, Pool 780678
     6.500%, 11/15/27                                    32                  34
   -----------------------------------------------------------------------------
       TOTAL U.S. GOVERNMENT
         MORTGAGE-BACKED OBLIGATIONS
         (Cost $1,680)                                                    1,647
   =============================================================================

CORPORATE BONDS [8.5%]

   BANKS [2.6%]
   AmSouth Bancorporation
     6.750%, 11/01/25                                    50                  56
   Bank of Oklahoma
     7.125%, 08/15/07                                    50                  52
   Bank United, Ser A MTN
     8.000%, 03/15/09                                    50                  55
   Bankers Trust
     7.500%, 11/15/15                                    25                  29
   Compass Bank
     8.100%, 08/15/09                                    50                  55
   Dresdner Bank - New York
     7.250%, 09/15/15                                    50                  57
   First Maryland Bancorporation
     7.200%, 07/01/07                                    50                  52
   PNC Funding
     7.500%, 11/01/09                                    50                  54
   Wachovia Bank
     7.800%, 09/15/06                                    50                  51
   -----------------------------------------------------------------------------
   TOTAL BANKS                                                              461
   =============================================================================

   BUILDING & CONSTRUCTION [0.3%]
   Hanson Australia Funding
     5.250%, 03/15/13                                    50                  49
   =============================================================================

   CONTAINERS & PACKAGING [0.3%]
   Pactiv
     7.950%, 12/15/25                                    50                  57
   =============================================================================

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
AHA BALANCED FUND

DESCRIPTION                                FACE AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
   ENERGY [1.0%]
   Dominion Resources
     6.250%, 06/30/12                      $             50       $          52
   Exelon Generation
     6.950%, 06/15/11                                    50                  54
   Pacific Gas & Electric
     6.050%, 03/01/34                                    25                  26
   PSI Energy
     7.850%, 10/15/07                                    50                  52
   -----------------------------------------------------------------------------
   TOTAL ENERGY                                                             184
   =============================================================================

   FINANCIAL SERVICES [1.3%]
   Amvescap
     5.900%, 01/15/07                                    25                  25
   CIT Group
     3.375%, 04/01/09                                    25                  24
   Countrywide Home Loan
     4.125%, 09/15/09                                    25                  24
   FPL Group Capital
     7.625%, 09/15/06                                    50                  51
   Household Finance
     8.000%, 07/15/10                                    40                  45
   National Rural Utilities
     Cooperative
     5.750%, 08/28/09                                    50                  51
   -----------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                                 220
   =============================================================================

   FOOD, BEVERAGE & TOBACCO [0.2%]
   Quaker Oats
     9.250%, 11/27/07                                    25                  27
   =============================================================================

   INSURANCE [0.6%]
   MetLife
     6.500%, 12/15/32                                    50                  55
   Protective Life
     4.300%, 06/01/13                                    50                  48
   -----------------------------------------------------------------------------
   TOTAL INSURANCE                                                          103
   =============================================================================

   INVESTMENT BANKER/BROKER DEALER [0.1%]
   Lehman Brothers Holdings
     8.500%, 05/01/07                                    25                  26
   =============================================================================

   MANUFACTURING [0.1%]
   Tyco International Group
     6.375%, 10/15/11                                    25                  26
   =============================================================================

DESCRIPTION                                FACE AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------

   MULTI-MEDIA [0.3%]
   Time Warner
     9.125%, 01/15/13                      $             25       $          30
   Viacom
     7.700%, 07/30/10                                    25                  27
   -----------------------------------------------------------------------------
   TOTAL MULTI-MEDIA                                                         57
   =============================================================================

   PAPER & PAPER PRODUCTS [0.4%]
   Westvaco
     9.750%, 06/15/20                                    50                  67
   =============================================================================

   PETROLEUM & FUEL PRODUCTS [0.2%]
   Pemex Project Funding Master Trust
     9.125%, 10/13/10                                    25                  29
   =============================================================================

   RAILROADS [0.3%]
   Union Pacific
     8.660%, 07/02/11                                    48                  52
   =============================================================================

   TELEPHONES & TELECOMMUNICATIONS [0.4%]
   Deutsche Telekom International
     Finance
     8.750%, 06/15/30                                    25                  32
   New Cingular Wireless Services
     8.750%, 03/01/31                                    25                  33
   -----------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                     65
   =============================================================================

   TRANSPORTATION SERVICES [0.4%]
   FedEx
     9.650%, 06/15/12                                    50                  62
   =============================================================================

      TOTAL CORPORATE BONDS
         (Cost $1,449)                                                    1,485
      ==========================================================================

U.S. TREASURY OBLIGATIONS [6.0%]

   U.S. Treasury Bonds
     9.250%, 02/15/16                                   115                 159
     6.250%, 08/15/23                                   750                 896
   -----------------------------------------------------------------------------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $1,030)                                                      1,055
   =============================================================================

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
AHA BALANCED FUND

DESCRIPTION                                     FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

MORTGAGE BACKED SECURITIES [5.9%]

   Banc of America Alternative
      Loan Trust, Ser 2004-11, Cl 4A1
      5.500%, 12/25/19                             $         41   $          41
   Banc of America Alternative
      Loan Trust, Ser 2005-6, Cl 7A1
      5.500%, 07/25/20                                       46              45
   Banc One Home Equity Trust,
      Ser 1999-1, Cl A4
      6.470%, 05/25/26                                       35              35
   Chase Mortgage Finance,
      Ser 2003-S14, Cl 3A6
      5.500%, 01/25/34                                       62              62
   Citicorp Mortgage Securities,
      Ser 2003-11, Cl 2A8
      5.500%, 12/25/33                                       65              65
   Citicorp Mortgage Securities,
      Ser 2004-4, Cl A5
      5.500%, 05/25/15                                       89              88
   Countrywide Alternative Loan
      Trust, Ser 2005-50CB,
      Cl 4A1
      5.000%, 11/25/20                                       49              48
   Countrywide Asset Backed
      Certificates, Ser 2005-13,
      Cl AF2
      5.294%, 01/15/27                                       75              75
   Credit-Based Asset Servicing
      Home Equity, Ser 2005-
      CB8, Cl AF2
      5.303%, 11/30/35                                       75              75
   GE Capital Commercial
      Mortgage, Ser 2002-3A,
      Cl A2
      4.996%, 12/10/37                                      100             100
   GMAC Commercial Mortgage
      Securities, Ser 2003-C1,
      Cl A2
      4.079%, 05/10/36                                       50              47
   GMAC Mortgage Corporation
      Loan Trust, Ser 2004,
      Cl HE5
      4.388%, 09/25/34                                       75              73
   GMAC Mortgage Corporation
      Loan Trust, Ser 2004-GH1,
      Cl A6
      4.810%, 07/25/35                                       75              74
   GMAC Mortgage Corporation
      Loan Trust, Ser 2004-J4,
      Cl A2
      5.500%, 08/25/14                                       67              67
   Residential Accredit Loans,
      Ser 2004-QS5, Cl A5
      4.750%, 04/25/34                                       37              37

DESCRIPTION                                     FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   Residential Accredit Loans,
      Ser 2004-QS6, Cl A1
      5.000%, 05/25/19                             $         39   $          38
   Residential Funding Mortgage
      Securities, Ser 2003-S11,
      Cl A2
      4.000%, 06/25/18                                       75              70
   -----------------------------------------------------------------------------
      TOTAL MORTGAGE BACKED SECURITIES
         (Cost $1,062)                                                    1,040
   =============================================================================

ASSET-BACKED SECURITIES [2.2%]

   Residential Asset Securities,
      Ser 2002-RS3, Cl AI5
      5.572%, 06/25/32                                      147             147
   Residential Asset Securities,
      Ser 2003-KS10, Cl AI3
      3.250%, 05/25/29                                       79              79
   Residential Asset Securities,
      Ser 2003-KS11, Cl AI3
      3.320%, 02/25/29                                       58              57
   Residential Asset Securities,
      Ser 2003-RS11, Cl AI3
      3.564%, 08/25/28                                       12              12
   Residential Asset Securities,
      Ser 2004-KS5, Cl AI3
      4.030%, 04/25/30                                       50              49
   Residential Asset Securities,
      Ser 2004-RS1, Cl AI3
      3.411%, 06/25/28                                       16              16
   Residential Asset Securities,
      Ser 2004-RS3, Cl AI2
      3.052%, 06/25/29                                       28              28
   -----------------------------------------------------------------------------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $393)                                                        388
   =============================================================================

FOREIGN GOVERNMENT BOND [0.5%]

   Hydro-Quebec
      11.750%, 02/01/12                                      50              68
   United Mexican States
      9.875%, 02/01/10                                       25              29
      --------------------------------------------------------------------------
      TOTAL FOREIGN GOVERNMENT BOND
         (Cost $98)                                                          97
      ==========================================================================

MUNICIPAL BOND [0.2%]

   LOUISIANA [0.2%]
   Louisiana State, Tobacco
      Settlement Financing
      Authority, Ser 2001A
      6.360%, 05/15/25                                       29              29
   =============================================================================

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
AHA BALANCED FUND

DESCRIPTION                                              SHARES    VALUE (000)
--------------------------------------------------------------------------------

      TOTAL MUNICIPAL BOND
         (Cost $29)                                               $          29
      ==========================================================================

CASH EQUIVALENTS [2.3%]

   Fidelity Institutional Domestic
      Money Market Portfolio, Cl I
      4.150%**                                          204,757             205
   Wachovia Institutional Money
      Market Portfolio
      4.130%**                                          198,102             198
   -----------------------------------------------------------------------------
      TOTAL CASH EQUIVALENTS
         (Cost $403)                                                        403
      ==========================================================================

      TOTAL INVESTMENTS [100.3%]
         (Cost $16,073) +                                                17,598

      Other Assets & Liabilities, Net [-0.3%]                               (49)
   NET ASSETS [100.0%]                                            $      17,549
   =============================================================================

*     NON-INCOME PRODUCING SECURITY

**    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2005.

+ AT DECEMBER 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $16,073 (000'S), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,762 (000'S) AND ($237) (000'S), RESPECTIVELY.

ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
PLC -- PUBLIC LIMITED COMPANY
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS |

Schedule of Investments (unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
AHA DIVERSIFIED EQUITY

DESCRIPTION                                         SHARES         VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK [92.5%]

   ADVERTISING [1.3%]
   WPP Group ADR                                     24,200        $      1,307
   =============================================================================

   AEROSPACE & DEFENSE [1.8%]
   Boeing                                             9,800                 688
   Lockheed Martin                                    4,300                 273
   Northrop Grumman                                   7,100                 427
   United Technologies                                6,200                 347
   -----------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                              1,735
   =============================================================================

   APPAREL/TEXTILES [1.1%]
   Jones Apparel Group                               29,300                 900
   VF                                                 3,200                 177
   -----------------------------------------------------------------------------
   TOTAL APPAREL/TEXTILES                                                 1,077
   =============================================================================

   BANKS [7.4%]
   Bank of America                                   56,400               2,603
   JPMorgan Chase                                     1,400                  55
   US Bancorp                                        38,400               1,148
   Wachovia                                          14,900                 788
   Washington Mutual                                 42,185               1,835
   Wells Fargo                                       14,200                 892
   -----------------------------------------------------------------------------
   TOTAL BANKS                                                            7,321
   =============================================================================

   BIOTECHNOLOGY [1.0%]
   Amgen *                                           11,000                 867
   Millipore *                                        2,100                 139
   -----------------------------------------------------------------------------
   TOTAL BIOTECHNOLOGY                                                    1,006
   =============================================================================

   BUILDING & CONSTRUCTION [0.2%]
   KB Home                                            3,200                 232
   =============================================================================

   BUSINESS SERVICES [3.5%]
   Cendant                                           11,100                 192
   Deluxe                                             4,100                 124
   Equifax                                            5,600                 213
   First Data                                        43,600               1,875
   Fiserv *                                           4,700                 203
   H&R Block                                          1,700                  42
   NCR *                                              6,800                 231
   Yahoo! *                                          14,100                 552
   -----------------------------------------------------------------------------
   TOTAL BUSINESS SERVICES                                                3,432
   =============================================================================

DESCRIPTION                                         SHARES         VALUE (000)
--------------------------------------------------------------------------------
   CHEMICALS [0.9%]
   Dow Chemical                                      14,700       $         644
   Eastman Chemical                                   4,000                 207
   Rohm & Haas                                        1,200                  58
   -----------------------------------------------------------------------------
   TOTAL CHEMICALS                                                          909
   =============================================================================

   COMMERCIAL SERVICES [0.0%]
   CCE Spinco                                         1,250                  16
   =============================================================================

   COMMUNICATION & MEDIA [2.4%]
   Clear Channel Communications                      10,000                 315
   DIRECTV Group *                                   87,400               1,234
   Time Warner                                       45,600                 795
   -----------------------------------------------------------------------------
   TOTAL COMMUNICATION & MEDIA                                            2,344
   =============================================================================

   COMMUNICATIONS EQUIPMENT [1.7%]
   Alcatel ADR                                       78,200                 969
   Corning *                                          2,800                  55
   Motorola                                          30,800                 696
   -----------------------------------------------------------------------------
   TOTAL COMMUNICATIONS EQUIPMENT                                         1,720
   =============================================================================

   COMPUTER SYSTEM DESIGN & SERVICES [1.2%]
   Cadence Design Systems *                          55,000                 931
   Computer Sciences *                                4,800                 243
   -----------------------------------------------------------------------------
   TOTAL COMPUTERS SYSTEM DESIGN & SERVICES                               1,174
   =============================================================================

   CONSUMER PRODUCTS & SERVICES [2.2%]
   Black & Decker                                     2,700                 235
   Kimberly-Clark                                     9,000                 537
   Procter & Gamble                                  19,500               1,129
   Whirlpool                                          3,100                 259
   -----------------------------------------------------------------------------
   TOTAL CONSUMER PRODUCTS & SERVICES                                     2,160
   =============================================================================

   DIVERSIFIED MANUFACTURING [1.3%]
   Danaher                                            5,500                 307
   General Electric                                  28,800               1,009
   -----------------------------------------------------------------------------
   TOTAL DIVERSIFIED MANUFACTURING                                        1,316
   =============================================================================

   DRUGS [7.3%]
   Abbott Laboratories                                5,200                 205
   GlaxoSmithKline PLC ADR                           20,800               1,050
   Hospira *                                          4,600                 197
   Johnson & Johnson                                 19,010               1,142

                           CNI CHARTER FUNDS |

Schedule Of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
AHA DIVERSIFIED EQUITY

DESCRIPTION                                          SHARES        VALUE (000)
-------------------------------------------------------------------------------
   King Pharmaceuticals *                            12,300       $         208
   Merck                                             23,700                 754
   Pfizer                                            91,875               2,143
   Wyeth                                             32,900               1,516
   ----------------------------------------------------------------------------
   TOTAL DRUGS                                                            7,215
   ============================================================================

   ENERGY [2.0%]
   American Electric Power                            8,100                 300
   Duke Energy                                       19,000                 522
   Edison International                               4,100                 179
   Entergy                                            4,200                 288
   Exelon                                            11,300                 600
   PG&E                                               3,300                 123
   ----------------------------------------------------------------------------
   TOTAL ENERGY                                                           2,012
   ============================================================================

   ENTERTAINMENT [1.3%]
   Brunswick                                          4,900                 199
   Carnival                                          20,700               1,107
   ----------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                                                    1,306
   ============================================================================

   FINANCIAL SERVICES [3.0%]
   American Express                                   4,900                 252
   Capital One Financial                              6,100                 527
   CIT Group                                          5,200                 269
   Citigroup                                         30,165               1,464
   Countrywide Financial                             12,200                 417
   ----------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                               2,929
   ============================================================================

   FOOD, BEVERAGE [2.7%]
   Archer-Daniels-Midland                             6,700                 165
   Coca-Cola                                         12,500                 504
   Coca-Cola Enterprises                              9,900                 190
   General Mills                                      7,500                 370
   Pepsi Bottling Group                               7,000                 200
   Tyson Foods, Cl A                                 70,000               1,197
   ----------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE                                                   2,626
   ============================================================================

   HEALTHCARE PRODUCTS & SERVICES [4.8%]
   AmerisourceBergen                                  7,200                 298
   Cigna                                             12,100               1,351
   HCA                                               28,300               1,429
   Humana *                                          19,600               1,065
   McKesson                                           5,400                 279
   UnitedHealth Group                                 5,700                 354
   ----------------------------------------------------------------------------
   TOTAL HEALTHCARE PRODUCTS & SERVICES                                   4,776
   ============================================================================

DESCRIPTION                                          SHARES        VALUE (000)
--------------------------------------------------------------------------------
   INSURANCE [10.0%]
   ACE ADR                                           12,800       $         684
   Aetna                                              3,800                 358
   Allstate                                          20,200               1,092
   American International Group                      17,694               1,207
   Assured Guaranty *                                37,600                 955
   Chubb                                              4,100                 400
   Conseco *                                         48,200               1,117
   Hartford Financial Services Group                  6,100                 524
   ING Groep ADR                                     27,700                 965
   MBIA                                              21,300               1,281
   Metlife                                            4,600                 225
   Safeco                                               400                  23
   St Paul Travelers                                 24,800               1,108
   -----------------------------------------------------------------------------
   TOTAL INSURANCE                                                        9,939
   =============================================================================

   INVESTMENT BANKER/BROKER DEALER [2.6%]
   Goldman Sachs Group                                5,500                 703
   Lehman Brothers Holdings                           4,700                 602
   Morgan Stanley                                    22,300               1,265
   -----------------------------------------------------------------------------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                  2,570
   =============================================================================

   MACHINERY [2.4%]
   Cummins                                            2,700                 242
   Eaton                                             19,100               1,282
   Illinois Tool Works                               10,000                 880
   -----------------------------------------------------------------------------
   TOTAL MACHINERY                                                        2,404
   =============================================================================

   MEDICAL PRODUCTS & SERVICES [1.4%]
   Bard (C.R.)                                        1,800                 119
   Becton Dickinson                                   5,200                 312
   Boston Scientific *                               40,000                 980
   -----------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                      1,411
   =============================================================================

   METALS [1.6%]
   Apple Computer *                                   9,900                 711
   Hewlett-Packard                                   27,800                 796
   IBM                                                  800                  66
   -----------------------------------------------------------------------------
   TOTAL METALS                                                           1,573
   =============================================================================

   METALS & MINING [0.3%]
   Phelps Dodge                                       2,400                 345
   =============================================================================

                           CNI CHARTER FUNDS |

Schedule Of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
AHA DIVERSIFIED EQUITY

DESCRIPTION                                          SHARES        VALUE (000)
--------------------------------------------------------------------------------
   MULTI-MEDIA [1.3%]
   News Corp.                                        82,000       $       1,275
   =============================================================================

   PAPER & PAPER PRODUCTS [0.2%]
   Louisiana-Pacific                                  8,000                 220
   =============================================================================

   PETROLEUM & FUEL PRODUCTS [6.4%]
   ChevronTexaco                                     36,200               2,055
   ConocoPhillips                                    13,500                 786
   Devon Energy                                       8,800                 550
   Exxon Mobil                                       16,652                 935
   Marathon Oil                                       6,461                 394
   Nabors Industries *                                3,300                 250
   Occidental Petroleum                               7,500                 599
   Sunoco                                             2,300                 180
   Valero Energy                                     11,000                 568
   -----------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                        6,317
   =============================================================================

   PETROLEUM SERVICES [3.5%]
   BJ Services                                       26,100                 957
   GlobalSantaFe                                     21,500               1,035
   Halliburton                                       17,500               1,085
   Schlumberger                                       4,200                 408
   -----------------------------------------------------------------------------
   TOTAL PETROLEUM SERVICES                                               3,485
   =============================================================================

   PREPACKAGING SOFTWARE [3.2%]
   Intuit *                                           3,900                 208
   Microsoft                                         98,700               2,581
   Novell *                                          24,200                 214
   Oracle *                                          12,300                 150
   -----------------------------------------------------------------------------
   TOTAL PREPACKAGING SOFTWARE                                            3,153
   =============================================================================

   PRINTING & PUBLISHING [0.2%]
   RR Donnelley & Sons                                4,400                 151
   =============================================================================

   REAL ESTATE INVESTMENT TRUSTS [0.4%]
   Prologis Trust                                     2,800                 131
   Vornado Realty Trust                               2,600                 217
   -----------------------------------------------------------------------------
   TOTAL REAL ESTATE INVESTMENT TRUSTS                                      348
   =============================================================================

   RETAIL [6.8%]
   Autonation *                                       9,800                 213
   CVS                                               36,800                 972
   Darden Restaurants                                 6,400                 249
   Federated Department Stores                        5,600                 371

DESCRIPTION                                          SHARES        VALUE (000)
--------------------------------------------------------------------------------
   Home Depot                                        56,100       $       2,271
   JC Penney                                          2,500                 139
   Limited Brands                                    58,000               1,296
   Lowe's                                             4,900                 327
   Nordstrom                                          1,200                  45
   Target                                            14,000                 770
   Wal-Mart Stores                                      600                  28
   Yum! Brands                                          100                   5
   -----------------------------------------------------------------------------
   TOTAL RETAIL                                                           6,686
   =============================================================================

   RUBBER & PLASTIC [0.3%]
   Goodyear Tire & Rubber *                          15,000                 261
   =============================================================================

   SEMI-CONDUCTORS [2.8%]
   Applied Materials                                 40,800                 732
   Intel                                             42,400               1,058
   Micron Technology *                               10,600                 141
   National Semiconductor                             8,300                 216
   Texas Instruments                                 20,100                 645
   -----------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS                                                 2,792
   =============================================================================

   STEEL & STEEL WORKS [0.3%]
   Nucor                                              4,100                 274
   =============================================================================

   TELEPHONES & TELECOMMUNICATIONS [1.0%]
   Alltel                                             7,700                 486
   CenturyTel                                         6,000                 199
   Lucent Technologies *                             45,800                 122
   Sprint Nextel                                      8,700                 203
   -----------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  1,010
   =============================================================================
   TRANSPORTATION SERVICES [0.3%]
   Burlington Northern Santa Fe                         300                  21
   Norfolk Southern                                   6,600                 296
   -----------------------------------------------------------------------------
   TOTAL TRANSPORTATION SERVICES                                            317
   =============================================================================

   TRUCKING [0.4%]
   Navistar International *                           6,400                 183
   Ryder System                                       4,400                 181
   -----------------------------------------------------------------------------
   TOTAL TRUCKING                                                           364
   =============================================================================

   WASTE DISPOSAL [0.0%]
   Waste Management                                     900                  27
   =============================================================================

                           CNI CHARTER FUNDS |

Schedule Of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
AHA DIVERSIFIED EQUITY

DESCRIPTION                                           SHARES       VALUE (000)
--------------------------------------------------------------------------------
      TOTAL COMMON STOCK
         (Cost $81,195)                                           $      91,535
      ==========================================================================

CASH EQUIVALENTS [6.0%]

   Fidelity Institutional Domestic
      Money Market Portfolio, Cl I
      4.150%**                                      2,949,402             2,949
   Wachovia Institutional Money
      Market Portfolio
      4.130%**                                      2,949,402             2,949
   -----------------------------------------------------------------------------
      TOTAL CASH EQUIVALENTS
         (Cost $5,898)                                                    5,898
      ==========================================================================

      TOTAL INVESTMENTS [98.5%]
      (Cost $87,093)+                                                    97,433

      Other Assets & Liabilities, Net [1.5%]                              5,898
      ==========================================================================

NET ASSETS [100.0%]                                               $      98,949
================================================================================

*     NON-INCOME PRODUCING SECURITY

**    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2005.

+ AT DECEMBER 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $87,093 (000'S), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $11,720 (000'S) AND ($1,380) (000'S), RESPECTIVELY.

ADR-- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
PLC-- PUBLIC LIMITED COMPANY

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS |

Schedule Of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
AHA SOCIALLY RESPONSIBLE EQUITY FUND

DESCRIPTION                                          SHARES         VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK [96.1%]

   APPAREL/TEXTILES [2.2%]
   VF                                                 8,800       $         487
   =============================================================================

   AUTOMOTIVE [3.2%]
   Honda Motor, ADR                                  24,400                 707
   =============================================================================

   BANKS [9.4%]
   Chittenden                                        12,600                 350
   International Bancshares                          12,125                 356
   National City                                     13,600                 457
   PNC Financial Services Group                       6,800                 420
   Wachovia                                           9,500                 502
   -----------------------------------------------------------------------------
   TOTAL BANKS                                                            2,085
   =============================================================================

   BUSINESS SERVICES [4.5%]
   Automatic Data Processing                          9,600                 441
   Xerox *                                           37,900                 555
   -----------------------------------------------------------------------------
   TOTAL BUSINESS SERVICES                                                  996
   =============================================================================

   CHEMICALS [4.8%]
   Air Products & Chemicals                           7,700                 456
   Rohm & Haas                                       12,600                 610
   -----------------------------------------------------------------------------
   TOTAL CHEMICALS                                                        1,066
   =============================================================================

   CABLE/MEDIA [1.8%]
   Time Warner                                       22,500                 392
   =============================================================================

   COMMUNICATIONS EQUIPMENT [2.4%]
   Nokia ADR                                         29,200                 534
   =============================================================================

   CONSUMER PRODUCTS & SERVICES [6.4%]
   Kimberly-Clark                                     9,000                 537
   Mattel                                            28,200                 446
   Sony ADR                                          10,700                 436
   -----------------------------------------------------------------------------
   TOTAL CONSUMER PRODUCTS & SERVICES                                     1,419
   =============================================================================

   DRUGS [5.2%]
   Abbott Laboratories                               12,800                 505
   Merck                                              7,400                 235

DESCRIPTION                                          SHARES         VALUE (000)
--------------------------------------------------------------------------------
   Schering-Plough                                   19,600       $         409
   -----------------------------------------------------------------------------
   TOTAL DRUGS                                                            1,149
   =============================================================================

   ELECTRICAL SERVICES [3.0%]
   Emerson Electric                                   8,700                 650
   =============================================================================

   ENERGY [4.1%]
   Atmos Energy                                      17,900                 468
   Scottish Power ADR                                11,700                 438
   -----------------------------------------------------------------------------
   TOTAL ENERGY                                                             906
   =============================================================================

   FINANCIAL SERVICES [2.3%]
   CIT Group                                          9,700                 502
   =============================================================================

   FOOD, BEVERAGE & TOBACCO [1.1%]
   Supervalue                                         7,500                 244
   =============================================================================

   HEALTHCARE PRODUCTS & SERVICES [5.7%]
   Applera - Applied Biosystems Group                29,200                 776
   Cardinal Health                                    7,100                 488
   -----------------------------------------------------------------------------
   TOTAL HEALTHCARE PRODUCTS & SERVICES                                   1,264
   =============================================================================

   INSURANCE [6.6%]
   First American                                    12,600                 571
   Mercury General                                    7,200                 419
   Metlife                                            9,700                 475
   -----------------------------------------------------------------------------
   TOTAL INSURANCE                                                        1,465
   =============================================================================

   METALS [3.3%]
   Hewlett-Packard                                   25,700                 736
   =============================================================================

   PAPER & PAPER PRODUCTS [2.2%]
   MeadWestvaco                                      17,300                 485
   =============================================================================

   PETROLEUM & FUEL PRODUCTS [8.6%]
   BP ADR                                             9,000                 578
   Chesapeake Energy                                 28,300                 898
   Unit *                                             7,500                 413
   -----------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                        1,889
   =============================================================================

                           CNI CHARTER FUNDS |

Schedule of Investments (Unaudited)
DECEMBER 31, 2005

--------------------------------------------------------------------------------
AHA SOCIALLY RESPONSIBLE EQUITY FUND

DESCRIPTION                                          SHARES         VALUE (000)
--------------------------------------------------------------------------------
   PRINTING & PUBLISHING [7.1%]
   Lee Enterprises                                   17,600       $         650
   RR Donnelley & Sons                               11,000                 376
   Thomson                                           15,600                 540
   -----------------------------------------------------------------------------
   TOTAL PRINTING & PUBLISHING                                            1,566
   =============================================================================

   REAL ESTATE INVESTMENT TRUST [2.5%]
   AMB Property                                      11,400                 560
   =============================================================================

   TELEPHONES & TELECOMMUNICATIONS [4.5%]
   Sprint Nextel                                     22,000                 514
   Telephone & Data Systems                           6,800                 245
   Telephone & Data Systems,
      Special Shares                                  6,800                 235
   -----------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                    994
   =============================================================================

   WASTE DISPOSAL [3.0%]
   Waste Management                                  22,000                 668
   =============================================================================

   WHOLESALE [2.2%]
   W.W. Grainger                                      6,800                 483
   =============================================================================

      TOTAL COMMON STOCK
      (Cost $20,019)                                                     21,247
      ==========================================================================

CASH EQUIVALENTS [3.6%]

   Fidelity Institutional Domestic Money Market
      Portfolio, Cl I 4.150%**                      397,974                 398
   Wachovia Institutional Money Market Portfolio
      4.130%**                                      397,974                 398
   -----------------------------------------------------------------------------
      TOTAL CASH EQUIVALENTS
        (Cost $796)                                                         796
      ==========================================================================

      TOTAL INVESTMENTS [99.7%]
      (Cost $20,815)+                                                    22,043
      Other Assets & Liabilities, Net [0.3%]                                 68
      ==========================================================================

   NET ASSETS [100.0%]                                            $      22,111
   =============================================================================

*     NON-INCOME PRODUCING SECURITY

**    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2005.

+ AT DECEMBER 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $20,815 (000'S), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,834 (000'S) AND ($606) (000'S), RESPECTIVELY.

ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS |

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               CNI Charter Funds


By (Signature and Title)*                  /s/ Vern Kozlen
                                           ---------------
                                           Vern Kozlen, President & CEO

Date  February 27, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Vern Kozlen
                                           ---------------
                                           Vern Kozlen, President & CEO

Date  February 27, 2006

By (Signature and Title)*                  /s/ Eric Kleinschmidt
                                           ---------------------
                                           Eric Kleinschmidt, Controller and COO

Date  February 27, 2006

* Print the name and title of each signing officer under his or her signature.